UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

SBL Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

SBL Fund

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

about shareholders’ Fund EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT shareholders’ fund EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1,4]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
Series A (Large Cap Core Series)	0.92%	7.75%	$1,000.00	$1,077.50	$4.75
Series B (Large Cap Value Series)	0.82%	6.05%	1,000.00	1,060.50	4.20
Series C (Money Market Series)	0.70%	(0.30%)	1,000.00	997.00	3.48
Series D (MSCI EAFE Equal Weight Series)	1.15%	3.36%	1,000.00	1,033.60	5.81
Series E (U.S. Intermediate Bond Series)	0.81%	2.05%	1,000.00	1,020.50	4.07
Series J (Mid Cap Growth Series)	0.95%	9.46%	1,000.00	1,094.60	4.95
Series N (Managed Asset Allocation Series)	1.39%	7.29%	1,000.00	1,072.90	7.16
Series O (All Cap Value Series)	0.87%	5.39%	1,000.00	1,053.90	4.44
Series P (High Yield Series)	0.92%	6.80%	1,000.00	1,068.00	4.73
Series Q (Small Cap Value Series)	1.14%	7.92%	1,000.00	1,079.20	5.89
Series V (Mid Cap Value Series)	0.93%	5.52%	1,000.00	1,055.20	4.75
Series X (Small Cap Growth Series)	1.13%	6.43%	1,000.00	1,064.30	5.80
Series Y (Large Cap Concentrated
Growth Series)	0.99%	9.14%	1,000.00	1,091.40	5.15
Series Z (Alpha Opportunity Series)	2.21%	6.50%	1,000.00	1,065.00	11.35

Table 2. Based on hypothetical 5% return (before expenses)
Series A (Large Cap Core Series)	0.92%	5.00%	$1,000.00	$1,020.29	$4.62
Series B (Large Cap Value Series)	0.82%	5.00%	1,000.00	1,020.79	4.12
Series C (Money Market Series)	0.70%	5.00%	1,000.00	1,021.38	3.52
Series D (MSCI EAFE Equal Weight Series)	1.15%	5.00%	1,000.00	1,019.14	5.77
Series E (U.S. Intermediate Bond Series)	0.81%	5.00%	1,000.00	1,020.84	4.07
Series J (Mid Cap Growth Series)	0.95%	5.00%	1,000.00	1,020.14	4.77
Series N (Managed Asset Allocation Series)	1.39%	5.00%	1,000.00	1,017.95	6.97
Series O (All Cap Value Series)	0.87%	5.00%	1,000.00	1,020.54	4.37
Series P (High Yield Series)	0.92%	5.00%	1,000.00	1,020.29	4.62
Series Q (Small Cap Value Series)	1.14%	5.00%	1,000.00	1,019.19	5.72
Series V (Mid Cap Value Series)	0.93%	5.00%	1,000.00	1,020.24	4.67
Series X (Small Cap Growth Series)	1.13%	5.00%	1,000.00	1,019.24	5.67
Series Y (Large Cap Concentrated
Growth Series)	0.99%	5.00%	1,000.00	1,019.94	4.97
Series Z (Alpha Opportunity Series)	2.21%	5.00%	1,000.00	1,013.87	11.07

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.
[4]	This ratio represents annualized net expenses which includes dividends on short sales and prime broker interest expense. Excluding these expenses, the operating expense ratio would be 0.27% lower in Series Z (Alpha Opportunity Series).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

SERIES A (LARGE CAP CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)”excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	4.4%
Wells Fargo & Co.	3.6%
CVS Caremark Corp.	3.4%
Covidien plc	3.0%
Kraft Foods, Inc. — Class A	2.6%
Microsoft Corp.	2.3%
iShares Russell 1000 Growth Index Fund	2.2%
Google, Inc. — Class A	2.2%
Comcast Corp. — Class A	1.9%
Visa, Inc. — Class A	1.8%
Top Ten Total	27.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series A (Large Cap Core Series)

	Shares	Value

COMMON STOCKS† - 93.0%
Information Technology - 22.0%
Apple, Inc.*	15,590	$9,104,559
Microsoft Corp.	159,130	4,867,787
Google, Inc. — Class A*	7,830	4,541,948
Visa, Inc. — Class A	30,190	3,732,390
EMC Corp.*	135,800	3,480,554
International Business Machines Corp.	17,650	3,451,987
Western Union Co.	187,100	3,150,764
Citrix Systems, Inc.*	29,800	2,501,412
TE Connectivity Ltd.	77,700	2,479,407
Broadcom Corp. — Class A*	71,830	2,427,854
Computer Sciences Corp.	85,000	2,109,700
Cisco Systems, Inc.	102,700	1,763,359
Hewlett-Packard Co.	74,214	1,492,444
NetApp, Inc.*	22,270	708,631
Total Information Technology		45,812,796

Consumer Discretionary - 13.8%
Comcast Corp. — Class A	121,500	3,884,355
Target Corp.	61,600	3,584,504
Walt Disney Co.	70,792	3,433,412
Yum! Brands, Inc.	50,700	3,266,094
Home Depot, Inc.	59,400	3,147,606
Las Vegas Sands Corp.	63,400	2,757,266
Chipotle Mexican Grill, Inc. — Class A*	7,195	2,733,740
Time Warner, Inc.	69,400	2,671,900
Lowe’s Companies, Inc.	83,700	2,380,428
DeVry, Inc.	27,900	864,063
Total Consumer Discretionary		28,723,368

Financials - 12.3%
Wells Fargo & Co.	221,454	7,405,422
Aon plc	58,600	2,741,308
U.S. Bancorp	80,948	2,603,288
Berkshire Hathaway, Inc. — Class A*	19	2,373,955
Allstate Corp.	59,000	2,070,310
American International Group, Inc.*	61,858	1,985,023
JPMorgan Chase & Co.	51,436	1,837,808
State Street Corp.	40,100	1,790,064
BB&T Corp.	49,017	1,512,174
Progressive Corp.	61,800	1,287,294
Total Financials		25,606,646

Industrials - 12.1%
United Parcel Service, Inc. — Class B	44,150	3,477,254
Precision Castparts Corp.	21,000	3,454,290
Honeywell International, Inc.	59,650	3,330,856
Equifax, Inc.	68,700	3,201,420
AMETEK, Inc.	44,650	2,228,482
Republic Services, Inc. — Class A	73,900	1,955,394
URS Corp.	53,500	1,866,080
United Technologies Corp.	24,700	1,865,591
Quanta Services, Inc.*	60,700	1,461,049
GeoEye, Inc.*	79,400	1,229,112
Parker Hannifin Corp.	15,200	1,168,576
Total Industrials		25,238,104

Consumer Staples - 10.7%
CVS Caremark Corp.	153,350	7,166,046
Kraft Foods, Inc. — Class A	138,850	5,362,387
PepsiCo, Inc.	50,500	3,568,330
Estee Lauder Companies, Inc. — Class A	60,770	3,288,872
Wal-Mart Stores, Inc.	32,400	2,258,928
Costco Wholesale Corp.	6,000	570,000
Total Consumer Staples		22,214,563

Energy - 9.2%
Chevron Corp.	33,800	3,565,900
Williams Companies, Inc.	88,700	2,556,334
Schlumberger Ltd.	34,850	2,262,114
McDermott International, Inc.*	177,810	1,980,803
Apache Corp.	20,665	1,816,247
National Oilwell Varco, Inc.	26,000	1,675,440
Exxon Mobil Corp.	16,530	1,414,472
Halliburton Co.	46,300	1,314,457
ConocoPhillips	19,000	1,061,720
Chesapeake Energy Corp.	42,300	786,780
WPX Energy, Inc.*	29,566	478,378
Phillips 66*	9,500	315,780
Total Energy		19,228,425

Health Care - 8.1%
Covidien plc	118,540	6,341,890
Biogen Idec, Inc.*	24,400	3,522,872
Aetna, Inc.	80,400	3,117,108
Forest Laboratories, Inc.*	41,400	1,448,586
UnitedHealth Group, Inc.	24,200	1,415,700
Teva Pharmaceutical Industries Ltd. ADR	24,850	980,084
Total Health Care		16,826,240

Materials - 2.8%
EI du Pont de Nemours & Co.	70,100	3,544,957
Dow Chemical Co.	72,700	2,290,050
Total Materials		5,835,007

Utilities - 1.6%
Edison International	72,000	3,326,400

Telecommunication Services - 0.4%
Windstream Corp.	89,400	863,604
Total Common Stocks
(Cost $176,332,788)		193,675,153

EXCHANGE TRADED FUNDS† - 3.2%
iShares Russell 1000 Growth
Index Fund	72,900	4,609,467
iShares Russell 1000 Value
Index Fund	29,100	1,985,493
Total Exchange Traded Funds
(Cost $6,504,544)		6,594,960

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2012	Series A (Large Cap Core Series)

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 3.2%
UMB Financial Corp.
issued 06/29/12 at 0.05%
due 07/02/12	$6,635,000	$6,635,000
Total Repurchase Agreement
(Cost $6,635,000)		6,635,000
Total Investments - 99.4%
(Cost $189,472,332)		$206,905,113
Other Assets & Liabilities,
net - 0.6%		1,254,845
Total Net Assets - 100.0%		$208,159,958

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Series A (Large Cap Core Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $182,837,332)	$200,270,113
Repurchase agreements, at value
(cost $6,635,000)	6,635,000
Total investments
(cost $189,472,332)	206,905,113
Cash	1,939,979
Prepaid expenses	9,716
Receivables:
Dividends	277,315
Fund shares sold	139,867
Interest	19
Total assets	209,272,009
Liabilities:
Payable for:
Securities purchased	534,368
Fund shares redeemed	384,308
Management fees	125,920
Fund accounting/administration fees	15,950
Transfer agent/maintenance fees	6,543
Miscellaneous	44,962
Total liabilities	1,112,051
Net assets	$208,159,958
Net assets consist of:
Paid in capital	$236,494,759
Undistributed net investment income	2,039,445
Accumulated net realized loss on investments	(47,807,027)
Net unrealized appreciation on investments	17,432,781
Net assets	$208,159,958
Capital shares outstanding	8,658,760
Net asset value per share	$24.04

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$1,722,992
Interest	904
Total investment income	1,723,896

Expenses:
Management fees	809,753
Transfer agent/maintenance fees	10,962
Fund accounting/administration fees	102,568
Directors’ fees*	8,435
Custodian fees	5,945
Miscellaneous	56,561
Total expenses	994,224
Net investment income	729,672

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,925,995
Net realized gain	7,925,995
Net change in unrealized appreciation (depreciation) on:
Investments	7,376,698
Net change in unrealized appreciation (depreciation)	7,376,698
Net realized and unrealized gain	15,302,693
Net increase in net assets resulting from operations	$16,032,365

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

STATEMENTS OF CHANGES
IN NET ASSETS	Series A (Large Cap Core Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$729,672	$1,309,773
Net realized gain on investments	7,925,995	6,657,049
Net change in unrealized appreciation (depreciation) on investments	7,376,698	(16,841,599)
Net increase (decrease) in net assets resulting from operations	16,032,365	(8,874,777)

Capital Share Transactions:
Proceeds from sale of shares	4,686,405	13,965,682
Cost of shares redeemed	(19,553,884)	(41,915,795)
Net decrease from capital share transactions	(14,867,479)	(27,950,113)
Net increase (decrease) in net assets	1,164,886	(36,824,890)

Net assets:
Beginning of period	206,995,072	243,819,962
End of period	$208,159,958	$206,995,072
Undistributed net investment income at end of period	$2,039,445	$1,309,773

Capital Share Activity:
Shares sold	188,956	602,805
Shares redeemed	(807,811)	(1,815,320)
Net decrease in shares	(618,855)	(1,212,515)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS	Series A (Large Cap Core Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$22.31	$23.24	$19.97	$15.38	$24.57	$25.83
Income (loss) from investment operations:
Net investment income[b]	.08	.13	.18	.11	.14	.14
Net gain (loss) on investments (realized
and unrealized)	1.65	(1.06)	3.09	4.48	(9.33)	(1.40)
Total from investment operations	1.73	(.93)	3.27	4.59	(9.19)	(1.26)
Net asset value, end of period	$24.04	$22.31	$23.24	$19.97	$15.38	$24.57

Total Return[c]	7.75%	(4.00%)	16.37%	29.84%	(37.40%)	(4.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$208,160	$206,995	$243,820	$186,007	$165,109	$328,995
Ratios to average net assets:
Net investment income	0.68%	0.57%	0.89%	0.68%	0.66%	0.52%
Total expenses[d]	0.92%	0.90%	0.92%	0.92%	0.90%	0.89%
Portfolio turnover rate	57%	87%	111%	78%	142%	14%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2012

SERIES B (LARGE CAP value SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Chevron Corp.	3.8%
Wells Fargo & Co.	3.7%
Edison International	3.6%
Equifax, Inc.	3.5%
Western Union Co.	3.4%
Aetna, Inc.	3.3%
Aon plc	2.9%
Time Warner, Inc.	2.9%
CVS Caremark Corp.	2.9%
U.S. Bancorp	2.8%
Top Ten Total	32.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series B (Large Cap Value Series)

	Shares	Value

COMMON STOCKS† - 96.4%
Financials - 23.1%
Wells Fargo & Co.	272,825	$9,123,268
Aon plc	153,200	7,166,696
U.S. Bancorp	211,746	6,809,751
Berkshire Hathaway, Inc. — Class A*	50	6,247,250
Allstate Corp.	153,450	5,384,561
American International Group, Inc.*	161,371	5,178,395
JPMorgan Chase & Co.	135,369	4,836,734
State Street Corp.	104,500	4,664,880
BB&T Corp.	128,263	3,956,914
Progressive Corp.	161,900	3,372,377
Total Financials		56,740,826

Energy - 16.1%
Chevron Corp.	88,400	9,326,199
Williams Companies, Inc.	232,300	6,694,886
McDermott International, Inc.*	465,719	5,188,110
Apache Corp.	53,922	4,739,205
Exxon Mobil Corp.	43,470	3,719,728
Halliburton Co.	120,900	3,432,351
ConocoPhillips	41,200	2,302,256
Chesapeake Energy Corp.	111,800	2,079,480
WPX Energy, Inc.*	77,433	1,252,866
Phillips 66*	20,600	684,744
Total Energy		39,419,825

Industrials - 13.6%
Equifax, Inc.	182,200	8,490,520
Republic Services, Inc. — Class A	191,700	5,072,382
URS Corp.	140,200	4,890,176
United Technologies Corp.	63,900	4,826,367
Quanta Services, Inc.*	159,600	3,841,572
GeoEye, Inc.*	209,400	3,241,512
Parker Hannifin Corp.	39,500	3,036,760
Total Industrials		33,399,289

Information Technology - 12.5%
Western Union Co.	493,700	8,313,907
TE Connectivity Ltd.	204,550	6,527,191
Computer Sciences Corp.	220,300	5,467,846
Cisco Systems, Inc.	267,800	4,598,126
Hewlett-Packard Co.	196,051	3,942,586
NetApp, Inc.*	58,490	1,861,152
Total Information Technology		30,710,808

Health Care - 9.8%
Aetna, Inc.	211,000	8,180,470
Covidien plc	108,950	5,828,825
Forest Laboratories, Inc.*	107,800	3,771,922
UnitedHealth Group, Inc.	63,300	3,703,050
Teva Pharmaceutical Industries Ltd. ADR	65,320	2,576,221
Total Health Care		24,060,488

Consumer Staples - 8.0%
CVS Caremark Corp.	149,600	6,990,808
Wal-Mart Stores, Inc.	85,200	5,940,144
Kraft Foods, Inc. — Class A	136,300	5,263,906
Costco Wholesale Corp.	15,800	1,501,000
Total Consumer Staples		19,695,858

Consumer Discretionary - 6.3%
Time Warner, Inc.	181,933	7,004,421
Lowe’s Companies, Inc.	219,400	6,239,736
DeVry, Inc.	73,500	2,276,295
Total Consumer Discretionary		15,520,452

Utilities - 3.6%
Edison International	189,700	8,764,140

Materials - 2.5%
Dow Chemical Co.	190,500	6,000,750

Telecommunication Services - 0.9%
Windstream Corp.	232,532	2,246,259
Total Common Stocks
(Cost $207,023,576)		236,558,695

EXCHANGE TRADED FUNDS† - 2.4%
iShares Russell 1000 Value Index Fund	85,500	5,833,665
Total Exchange Traded Funds
(Cost $5,749,487)		5,833,665

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 2.2%
UMB Financial Corp.
issued 06/29/12 at 0.05%
due 07/02/12	$5,493,000	5,493,000
Total Repurchase Agreement
(Cost $5,493,000)		5,493,000
Total Investments - 101.0%
(Cost $218,266,063)		$247,885,360
Other Assets & Liabilities,
net - (1.0)%		(2,469,721)
Total Net Assets - 100.0%		$245,415,639

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

Series B (Large Cap Value Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $212,773,063)	$242,392,360
Repurchase agreements, at value
(cost $5,493,000)	5,493,000
Total investments
(cost $218,266,063)	247,885,360
Prepaid expenses	10,585
Cash	933
Receivables:
Dividends	503,873
Fund shares sold	218,467
Interest	15
Total assets	248,619,233
Liabilities:
Payable for:
Fund shares redeemed	1,580,639
Securities purchased	1,436,526
Management fees	129,053
Fund accounting/administration fees	18,861
Transfer agent/maintenance fees	6,356
Directors’ fees*	2,518
Miscellaneous	29,641
Total liabilities	3,203,594
Net Assets	$245,415,639
Net assets consist of:
Paid in capital	$267,379,581
Undistributed net investment income	4,334,100
Accumulated net realized loss on investments	(55,917,339)
Net unrealized appreciation on investments	29,619,297
Net assets	$245,415,639
Capital shares outstanding	9,335,103
Net asset value per share	$26.29

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$2,599,091
Interest	1,934
Total investment income	2,601,025

Expenses:
Management fees	835,020
Transfer agent/maintenance fees	11,025
Fund accounting/administration fees	122,040
Directors’ fees*	15,484
Custodian fees	4,255
Miscellaneous	62,504
Total expenses	1,050,328
Net investment income	1,550,697

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,990,994
Net realized gain	3,990,994
Net change in unrealized appreciation (depreciation) on:
Investments	9,735,873
Net change in unrealized appreciation (depreciation)	9,735,873
Net realized and unrealized gain	13,726,867
Net increase in net assets resulting from operations	$15,277,564

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS	Series B (Large Cap Value Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,550,697	$2,783,403
Net realized gain on investments	3,990,994	8,846,208
Net change in unrealized appreciation (depreciation) on investments	9,735,873	(21,354,454)
Net increase (decrease) in net assets resulting from operations	15,277,564	(9,724,843)

Capital Share Transactions:
Proceeds from sale of shares	8,133,702	17,773,916
Cost of shares redeemed	(27,446,609)	(56,778,889)
Net decrease from capital share transactions	(19,312,907)	(39,004,973)
Net decrease in net assets	(4,035,343)	(48,729,816)

Net Assets:
Beginning of period	249,450,982	298,180,798
End of period	$245,415,639	$249,450,982
Undistributed net investment income at end of period	$4,334,100	$2,783,403

Capital Share Activity:
Shares sold	305,076	700,724
Shares redeemed	(1,031,961)	(2,201,359)
Net decrease in shares	(726,885)	(1,500,635)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FINANCIAL HIGHLIGHTS	Series B (Large Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$24.79	$25.79	$22.20	$17.55	$27.94	$26.40
Income (loss) from investment operations:
Net investment income[b]	.16	.26	.19	.19	.29	.25
Net gain (loss) on investments
(realized and unrealized)	1.34	(1.26)	3.40	4.46	(10.68)	1.29
Total from investment operations	1.50	(1.00)	3.59	4.65	(10.39)	1.54
Net asset value, end of period	$26.29	$24.79	$25.79	$22.20	$17.55	$27.94

Total Return[c]	6.05%	(3.88%)	16.17%	26.50%	(37.19%)	5.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$245,416	$249,451	$298,181	$280,473	$250,972	$479,972
Ratios to average net assets:
Net investment income	1.21%	1.00%	0.81%	1.03%	1.21%	0.90%
Total expenses[d]	0.82%	0.80%	0.80%	0.81%	0.80%	0.79%
Portfolio turnover rate	11%	19%	17%	16%	32%	29%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

Series C (Money Market Series)

OBJECTIVE: Seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 1, 1979

The Fund invests principally in money market instruments such as commercial paper.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series C (Money Market Series)

	Face
	Amount	Value

MORTGAGE BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 07/01/12[1,2]	$97,049	$97,374
#503343, 0.88% due 07/01/12[1,2]	73,259	73,259
#503295, 0.75% due 07/01/12[1,2]	53,359	53,538
#502353, 1.00% due 07/01/12[1,2]	22,657	22,657
Total Mortgage Backed Securities
(Cost $246,356)		246,828

COMMERCIAL PAPER†† - 60.9%
Societe Generale North America, Inc.
0.31% due 07/10/12	5,000,000	4,999,613
American Honda Finance Corp.
0.12% due 07/25/12	5,000,000	4,999,600
Abbott Laboratories
0.15% due 08/07/12	3,000,000	2,999,643
0.14% due 08/21/12	2,000,000	1,999,617
Total Abbott Laboratories		4,999,260
ING US Funding LLC
0.37% due 07/09/12	4,000,000	3,999,806
0.42% due 09/05/12	1,000,000	999,316
Total ING US Funding LLC		4,999,122
Coca-Cola Co.
0.22% due 09/05/12	2,000,000	1,999,384
0.25% due 12/03/12	2,000,000	1,997,915
0.21% due 10/05/12	1,000,000	999,494
Total Coca-Cola Co.		4,996,793
Westpac Banking Corp.
0.30% due 11/02/12	3,000,000	2,996,409
0.50% due 07/02/12	2,000,000	1,999,973
Total Westpac Banking Corp.		4,996,382
Prudential plc
0.78% due 08/27/12	2,000,000	1,998,925
0.77% due 09/13/12	2,000,000	1,998,336
0.70% due 11/15/12	1,000,000	997,629
Total Prudential plc		4,994,890
Caterpillar Financial Services Corp.
0.23% due 12/05/12	5,000,000	4,993,684
Toyota Motor Credit Corp.
0.34% due 09/06/12	3,000,000	2,999,074
0.35% due 09/17/12	1,000,000	999,584
0.34% due 11/06/12	800,000	799,113
Total Toyota Motor Credit Corp.		4,797,771
Wal-Mart Stores, Inc.
0.13% due 07/23/12	4,796,000	4,795,619
General RE Corp.
0.17% due 08/10/12	2,500,000	2,499,243
0.16% due 08/10/12	2,000,000	1,999,393
Total General RE Corp.		4,498,636
Jupiter Securitization Company LLC
0.27% due 08/23/12	4,000,000	3,998,350
John Deere Financial, Inc.
0.17% due 07/09/12	2,000,000	1,999,924
Sheffield Receivables Corp.
0.24% due 08/07/12	2,000,000	1,999,528
Nestle Capital Corp.
0.20% due 09/14/12	1,000,000	999,709
Total Commercial Paper
(Cost $63,065,885)		63,068,881

REPURCHASE AGREEMENT††,3 - 37.5%
UMB Financial Corp.
issued 06/29/12 at 0.05%
due 07/02/12	38,771,000	38,771,000
Total Repurchase Agreement
(Cost $38,771,000)		38,771,000
Total Investments - 98.6%
(Cost $102,083,241)		$102,086,709
Other Assets & Liabilities,
net - 1.4%		1,418,172
Total Net Assets - 100.0%		$103,504,881

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Maturity date indicated is next interest reset date.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2012.
[3]	Repurchase Agreement — See Note 5.

plc — Public Limited Company

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Series C (Money Market Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $63,312,241)	$63,315,709
Repurchase agreements, at value
(cost $38,771,000)	38,771,000
Total investments
(cost $102,083,241)	102,086,709
Prepaid expenses	4,191
Cash	90
Receivables:
Fund shares sold	1,515,504
Securities sold	2,347
Interest	443
Total assets	103,609,284
Liabilities:
Payable for:
Management fees	44,442
Fund shares redeemed	11,347
Fund accounting/administration fees	8,444
Transfer agent/maintenance fees	5,170
Directors’ fees*	3,964
Miscellaneous	31,036
Total liabilities	104,403
Net Assets	$103,504,881
Net assets consist of:
Paid in capital	$103,756,727
Accumulated net investment loss	(255,313)
Accumulated net realized loss on investments	(1)
Net unrealized appreciation on investments	3,468
Net assets	$103,504,881
Capital shares outstanding	7,728,014
Net asset value per share	$13.39

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$77,854
Total investment income	77,854
Expenses:
Management fees	239,244
Transfer agent/maintenance fees	10,398
Fund accounting/administration fees	45,456
Directors’ fees*	4,858
Custodian fees	3,599
Miscellaneous	29,612
Total expenses	333,167
Net investment loss	(255,313)

Net Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1)
Net realized loss	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	2,208
Net change in unrealized appreciation (depreciation)	2,208
Net realized and unrealized gain	2,207
Net decrease in net assets resulting from operations	$(253,106)

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

STATEMENTS OF CHANGES
IN NET ASSETS	Series C (Money Market Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(255,313)	$(682,146)
Net realized loss on investments	(1)	(4)
Net change in unrealized appreciation (depreciation) on investments	2,208	1,797
Net decrease in net assets resulting from operations	(253,106)	(680,353)

Capital Share Transactions:
Proceeds from sale of shares	62,276,856	174,897,246
Cost of shares redeemed	(67,135,831)	(171,790,898)
Net increase (decrease) from capital share transactions	(4,858,975)	3,106,348
Net increase (decrease) in net assets	(5,112,081)	2,425,995

Net Assets:
Beginning of period	108,616,962	106,190,967
End of period	$103,504,881	$108,616,962
Accumulated net investment loss at end of period	$(255,313)	$—

Capital Share Activity:
Shares sold	4,646,486	12,988,330
Shares redeemed	(5,006,852)	(12,763,672)
Net increase (decrease) in shares	(360,366)	224,658

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS	Series C (Money Market Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$13.43	$13.50	$13.56	$13.61	$13.33	$12.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.08)	(.06)	(.03)	.26	.60
Net gain (loss) on investments (realized
and unrealized)	(—)[d]	.01	(—)[d]	(.02)	.02	— [d]
Total from investment operations	(.04)	(.07)	(.06)	(.05)	.28	.60
Net asset value, end of period	$13.39	$13.43	$13.50	$13.56	$13.61	$13.33

Total Return[c]	(0.30%)	(0.52%)	(0.44%)	(0.37%)	2.10%	4.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,505	$108,617	$106,191	$153,262	$268,318	$168,661
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.57%)	(0.46%)	(0.23%)	1.94%	4.59%
Total expenses	0.70%	0.70%	0.70%	0.67%	0.65%	0.66%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	June 30, 2012

SERIES D (MSCI EAFE Equal Weight SERIES)

OBJECTIVE: Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Vanguard MSCI EAFE ETF	1.8%
Goodman Group	0.6%
UniCredit SpA	0.3%
Asciano Ltd.	0.3%
iShares MSCI Japan Index Fund	0.3%
Lindt & Spruengli AG	0.2%
Medipal Holdings Corp.	0.2%
Wolseley plc	0.2%
InterContinental Hotels Group plc	0.2%
Elan Corporation plc	0.2%
Top Ten Total	4.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

COMMON STOCKS†† - 96.7%
Financials - 21.7%
Goodman Group	284,931	$1,078,864
UniCredit SpA*	145,851	553,047
Seven Bank Ltd.	103,300	265,274
Daiwa House Industry Company Ltd.	18,000	255,328
Old Mutual plc	106,252	252,512
Aeon Credit Service Company Ltd.	13,610	252,461
Hannover Rueckversicherung AG	4,216	251,157
Tokyu Land Corp.	50,000	248,188
Sumitomo Realty & Development Company Ltd.	10,000	245,964
Swiss Re AG*	3,897	245,695
Legal & General Group plc	122,262	244,227
Prudential plc	20,950	242,735
Global Logistic Properties Ltd.*	145,330	241,941
Nomura Real Estate Holdings, Inc.	13,110	240,075
Svenska Handelsbanken AB — Class A	7,202	236,762
Credit Saison Company Ltd.	10,510	233,679
Link REIT	56,990	233,594
Swedbank AB — Class A	14,809	233,290
Mitsui Fudosan Company Ltd.	12,000	232,834
Westfield Group	23,504	230,134
Sino Land Company Ltd.	151,051	229,365
Standard Life plc	62,502	228,734
Sumitomo Mitsui Financial Group, Inc.	6,900	227,941
Joyo Bank Ltd.	50,000	227,514
BOC Hong Kong Holdings Ltd.	73,840	227,312
Mizuho Financial Group, Inc.	134,050	226,443
Suruga Bank Ltd.	22,000	225,328
Insurance Australia Group Ltd.	62,568	224,404
Japan Retail Fund Investment Corp.	141	223,662
London Stock Exchange Group plc	14,151	223,161
City Developments Ltd.	24,850	221,511
Hang Lung Group Ltd.	35,780	221,233
CapitaMalls Asia Ltd.	177,060	220,855
Wheelock & Company Ltd.	58,060	220,617
United Overseas Bank Ltd.	14,710	218,437
Skandinaviska Enskilda Banken AB — Class A	33,580	218,074
Mitsubishi UFJ Financial Group, Inc.	45,420	217,602
Dexus Property Group	225,856	216,121
Aegon N.V.	46,595	216,100
Mitsubishi Estate Company Ltd.	12,000	215,290
Muenchener Rueckversicherungs AG	1,521	214,634
Hammerson plc	30,913	214,633
Mirvac Group	163,176	214,408
Shinsei Bank Ltd.	175,250	213,209
Mitsubishi UFJ Lease & Finance Company Ltd.	5,120	212,970
NTT Urban Development Corp.	263	212,775
Commonwealth Bank of Australia	3,859	211,335
UOL Group Ltd.	53,850	211,088
Westfield Retail Trust	71,780	210,542
HSBC Holdings plc	23,833	209,961
CFS Retail Property Trust Group	104,637	208,843
T&D Holdings, Inc.	19,600	208,797
Australia & New Zealand Banking Group Ltd.	9,165	208,777
ORIX Corp.	2,240	208,759
Daito Trust Construction Company Ltd.	2,200	208,543
Chugoku Bank Ltd.	16,000	208,513
Zurich Insurance Group AG*	920	208,052
Keppel Land Ltd.	80,770	207,851
Industrivarden AB — Class C	16,133	207,848
AIA Group Ltd.	59,600	205,861
Sony Financial Holdings, Inc.	12,600	205,653
SCOR SE	8,470	205,347
Pohjola Bank plc — Class A	17,588	205,261
Wing Hang Bank Ltd.	21,010	204,294
Shizuoka Bank Ltd.	19,850	204,240
Fukuoka Financial Group, Inc.	52,000	203,056
Government Properties Trust, Inc.	59,939	202,745
CapitaLand Ltd.	94,000	202,678
Kerry Properties Ltd.	47,030	202,377
DBS Group Holdings Ltd.	18,280	201,915
Macquarie Group Ltd.	7,437	200,826
Henderson Land Development Company Ltd.	35,990	200,083
Tryg A/S	3,559	200,071
Ageas	100,664	199,919
Standard Chartered plc	9,193	199,614
Allianz AG	1,981	199,272
Stockland	62,784	199,268
Oversea-Chinese Banking Corporation Ltd.	28,420	198,738
Bank of Yokohama Ltd.	42,000	198,581
Suncorp Group Ltd.	23,711	198,129
Westpac Banking Corp.	9,071	198,074
Barclays plc	77,461	197,859
ASX Ltd.	6,432	197,434
CapitaMall Trust	130,330	197,410
Lloyds Banking Group plc*	404,047	197,336
Land Securities Group plc	17,034	197,209
Daiwa Securities Group, Inc.	52,000	195,974
Dai-ichi Life Insurance Company Ltd.	169	195,725
Partners Group Holding AG	1,092	194,231
Hysan Development Company Ltd.	50,920	194,096
Ascendas Real Estate Investment Trust	113,760	194,069
Aeon Mall Company Ltd.	9,100	193,907
Klepierre	5,878	193,186
National Australia Bank Ltd.	7,897	192,350
Chiba Bank Ltd.	32,000	192,212
Gjensidige Forsikring ASA	16,499	192,210
Investor AB — Class B	10,057	192,011
Hang Lung Properties Ltd.	56,060	191,759
NKSJ Holdings, Inc.	9,000	191,591
Hang Seng Bank Ltd.	13,910	191,234
Capital Shopping Centres Group plc	37,777	190,772
Wharf Holdings Ltd.	34,210	190,240
New World Development Company Ltd.	161,000	189,714
Bank of East Asia Ltd.	52,520	189,293
Danske Bank A/S*	13,578	188,798
Tokio Marine Holdings, Inc.	7,500	188,198

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Aozora Bank Ltd.	79,000	$188,129
First Pacific Company Ltd.	181,250	188,001
Hachijuni Bank Ltd.	36,000	187,133
Investment AB Kinnevik — Class B	9,278	186,222
Royal Bank of Scotland Group plc*	54,873	185,776
Japan Prime Realty Investment Corp.	66	185,775
Nordea Bank AB	21,494	185,225
Julius Baer Group Ltd.*	5,099	184,888
Gunma Bank Ltd.	39,000	184,523
Exor SpA	8,555	183,927
Resona Holdings, Inc.	44,620	183,816
Nippon Building Fund, Inc.	19	183,705
British Land Company plc	22,912	183,276
RSA Insurance Group plc	107,876	182,948
Sumitomo Mitsui Trust Holdings, Inc.	60,990	182,276
QBE Insurance Group Ltd.	13,184	182,211
Bank of Kyoto Ltd.	24,000	181,843
Cheung Kong Holdings Ltd.	14,710	181,613
Singapore Exchange Ltd.	36,000	180,858
Wendel S.A.	2,441	180,767
Sampo Oyj — Class A	6,949	180,303
Nomura Holdings, Inc.	48,200	180,198
3i Group plc	58,145	179,688
Deutsche Bank AG	4,949	178,637
Randstad Holding N.V.	6,057	178,614
IMMOFINANZ AG*	56,013	178,239
Swire Pacific Ltd. — Class A	15,210	176,905
Yamaguchi Financial Group, Inc.	20,000	176,383
Schroders plc	8,395	175,823
Iyo Bank Ltd.	22,000	175,690
Sun Hung Kai Properties Ltd.	14,710	174,886
Japan Real Estate Investment Corp.	19	174,206
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,282	173,107
AXA S.A.	12,940	173,002
Unibail-Rodamco SE	939	172,985
Fonciere Des Regions	2,404	172,855
Unione di Banche Italiane SCPA	52,802	172,527
Investec plc	29,561	172,510
Nishi-Nippon City Bank Ltd.	71,000	172,380
Admiral Group plc	9,109	169,768
AMP Ltd.	42,482	169,048
Lend Lease Group	22,640	168,374
SBI Holdings, Inc.	2,263	168,159
UBS AG*	14,367	168,139
Corio N.V.	3,791	166,919
Intesa Sanpaolo SpA	117,107	166,683
Groupe Bruxelles Lambert S.A.	2,451	166,383
DNB ASA	16,696	165,998
Segro plc	48,492	165,125
Mizrahi Tefahot Bank Ltd.*	21,147	165,042
Aviva plc	38,529	164,908
Raiffeisen Bank International AG	4,996	163,580
Banco Bilbao Vizcaya Argentaria S.A.	22,700	162,119
ING Groep N.V.*	24,086	161,486
Bendigo and Adelaide Bank Ltd.	21,072	161,030
Gecina S.A.	1,803	160,742
GAM Holding AG*	14,367	160,410
Banco Popolare SC	117,924	158,344
Hong Kong Exchanges and Clearing Ltd.	10,980	157,988
Nomura Real Estate Office Fund, Inc. — Class A	28	157,955
Intesa Sanpaolo SpA	137,287	156,319
Delta Lloyd N.V.	11,221	156,056
MS&AD Insurance Group Holdings	8,700	152,209
KBC Groep N.V.	7,193	152,123
Assicurazioni Generali SpA	11,203	151,909
BNP Paribas S.A.	3,935	151,723
ICADE	1,991	150,590
Baloise Holding AG	2,272	150,114
Bank Hapoalim BM*	48,473	149,542
Pargesa Holding S.A.	2,507	149,267
Resolution Ltd.	47,534	146,213
Banco Santander S.A.	22,020	145,677
Swiss Life Holding AG*	1,540	145,161
Societe Generale S.A.	6,132	143,802
ICAP plc	26,659	141,061
Eurazeo	3,568	137,405
CNP Assurances*	10,996	134,314
Credit Suisse Group AG*	7,202	131,786
Natixis	48,633	131,009
Bank Leumi Le-Israel BM*	53,037	129,614
CaixaBank	39,145	127,457
Ratos AB — Class B	13,269	125,989
Mapfre S.A.	58,408	118,830
Commerzbank AG*	66,390	112,767
Erste Group Bank AG*	5,475	103,985
Banco de Sabadell S.A.	52,120	101,226
Mediobanca SpA	21,607	95,294
Banco Popular Espanol S.A.	40,714	92,097
Credit Agricole S.A.	20,424	90,126
Banca Monte dei Paschi di Siena SpA	313,440	78,149
Man Group plc	57,835	69,154
Bankia S.A.*	36,669	42,910
Banco Espirito Santo S.A.*	59,845	40,921
Hokuhoku Financial Group, Inc.	40	65
Total Financials		38,308,737

Industrials - 19.3%
Asciano Ltd.	123,060	552,731
Wolseley plc	8,226	306,585
Bunzl plc	16,630	271,535
Keisei Electric Railway Company Ltd.	32,000	270,321
Rolls-Royce Holdings plc*	19,898	268,007
Babcock International Group plc	20,011	267,838
Koninklijke Vopak N.V.	4,122	264,410
Intertek Group plc	6,254	261,901
Hino Motors Ltd.	36,000	260,564
Experian plc	17,964	253,422
TNT Express N.V.	21,363	250,614
Balfour Beatty plc	52,520	245,478
Wartsila Oyj Abp	7,418	243,044
Cobham plc	66,662	242,738
Assa Abloy AB — Class B	8,686	242,554

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

SembCorp Industries Ltd.	59,060	$241,738
Kubota Corp.	26,000	240,277
Toyota Tsusho Corp.	12,410	237,224
JGC Corp.	8,140	235,990
Keio Corp.	32,000	231,935
Deutsche Post AG	13,006	230,136
SembCorp Marine Ltd.	60,280	230,097
MAN SE	2,244	229,522
Ryanair Holdings plc ADR*,†	7,531	228,942
Odakyu Electric Railway Company Ltd.	23,000	228,673
Fraser and Neave Ltd.	40,920	227,853
Marubeni Corp.	34,000	226,539
Tobu Railway Company Ltd.	43,000	226,067
European Aeronautic Defence and Space Company N.V.	6,357	225,629
Bureau Veritas S.A.	2,526	224,729
Chiyoda Corp.	18,070	221,400
Brenntag AG	2,000	221,349
Central Japan Railway Co.	28	220,524
Campbell Brothers Ltd.	3,929	220,265
Keppel Corporation Ltd.	26,850	219,969
Sumitomo Corp.	15,710	219,811
Kintetsu Corp.	55,000	219,284
Keikyu Corp.	24,000	218,361
Societe BIC S.A.	2,103	217,254
Aggreko plc	6,677	217,022
Fiat Industrial SpA	22,011	216,669
ComfortDelGro Corporation Ltd.	176,830	216,541
East Japan Railway Co.	3,400	213,490
Hutchison Port Holdings Trust	300,000	213,000
Edenred	7,512	212,974
SGS S.A.	113	211,890
Transurban Group	35,824	209,247
MTR Corporation Ltd.	60,920	209,129
BAE Systems plc	46,144	209,114
FANUC Corp.	1,270	208,763
Orient Overseas International Ltd.	42,510	208,492
SMC Corp.	1,200	208,052
Hitachi Construction Machinery Company Ltd.	11,000	207,747
Kone Oyj — Class B	3,437	207,585
Nippon Express Company Ltd.	50,000	206,470
NWS Holdings Ltd.	141,000	206,221
Smiths Group plc	12,977	205,876
Nabtesco Corp.	9,200	205,198
Serco Group plc	24,405	204,749
Singapore Technologies Engineering Ltd.	83,000	204,617
Skanska AB — Class B	13,315	204,037
ITOCHU Corp.	19,400	203,907
Taisei Corp.	76,000	203,703
Auckland International Airport Ltd.	103,425	202,851
QR National Ltd.	57,873	202,723
Secom Company Ltd.	4,400	201,780
Adecco S.A.*	4,536	201,732
G4S plc	46,144	201,587
West Japan Railway Co.	4,900	201,576
TOTO Ltd.	27,000	201,324
Koninklijke Philips Electronics N.V.	10,215	201,307
Sandvik AB	15,644	200,621
Koninklijke Boskalis Westminster N.V.	6,057	199,881
Schindler Holding AG - Participation Certificate	1,775	198,474
Safran S.A.	5,334	198,099
Tokyu Corp.	42,000	197,707
Schindler Holding AG	1,747	197,029
DSV A/S	9,869	195,686
Geberit AG*	986	194,533
Mitsubishi Heavy Industries Ltd.	47,710	193,949
Atlas Copco AB — Class A	9,005	193,786
Meggitt plc	31,972	193,401
Hutchison Whampoa Ltd.	22,280	193,254
Metso Oyj	5,597	192,992
Atlas Copco AB — Class B	10,113	192,696
Volvo AB — Class B	16,724	191,205
Scania AB — Class B	11,137	190,848
Sulzer AG	1,606	190,426
Mitsubishi Logistics Corp.	18,000	190,326
Sumitomo Electric Industries Ltd.	15,210	189,530
Prysmian SpA	12,696	189,386
Kawasaki Heavy Industries Ltd.	69,000	189,229
Hopewell Holdings Ltd.	66,000	188,943
GEA Group AG	7,080	188,715
THK Company Ltd.	9,900	187,158
Toppan Printing Company Ltd.	28,000	187,034
Yamato Holdings Company Ltd.	11,610	186,941
Neptune Orient Lines Ltd.*	211,000	186,207
Obayashi Corp.	42,000	184,436
Mitsui & Company Ltd.	12,400	184,262
Kajima Corp.	62,700	184,083
Komatsu Ltd.	7,700	183,809
Singapore Airlines Ltd.	22,280	183,722
Yangzijiang Shipbuilding Holdings Ltd.	229,060	183,696
A.P. Moeller - Maersk A/S — Class B	28	183,614
Daikin Industries Ltd.	6,500	183,055
Aeroports de Paris	2,413	182,522
Makita Corp.	5,200	182,414
Ferrovial S.A.	16,123	181,841
Kurita Water Industries Ltd.	7,790	180,190
Cosco Corporation Singapore Ltd.	229,000	179,861
Mabuchi Motor Company Ltd.	4,500	179,380
Thales S.A.	5,428	179,347
Capita plc	17,466	179,326
Vinci S.A.	3,831	179,054
Groupe Eurotunnel S.A.	21,936	178,314
Sojitz Corp.	107,600	178,030
IHI Corp.	83,000	177,536
Amada Company Ltd.	30,000	177,505
Nippon Yusen K.K.	67,000	177,205
Legrand S.A.	5,213	176,943
Japan Steel Works Ltd.	32,000	176,679
International Consolidated Airlines Group S.A.*	71,658	176,431
All Nippon Airways Company Ltd.	62,000	175,650

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Abertis Infraestructuras S.A.	12,977	$175,390
Kamigumi Company Ltd.	22,000	175,012
Nidec Corp.	2,300	174,878
A.P. Moeller - Maersk A/S — Class A	28	174,287
Mitsubishi Corp.	8,600	173,843
JTEKT Corp.	16,710	173,009
SKF AB — Class B	8,761	172,689
Brambles Ltd.	27,194	172,471
Alfa Laval AB	10,048	172,162
Delek Group Ltd.*	1,155	172,028
Orkla ASA	23,513	170,613
Mitsui OSK Lines Ltd.	47,000	169,429
Atlantia SpA	13,270	169,383
Securitas AB — Class B	21,701	168,731
NSK Ltd.	26,000	168,467
Fuji Electric Company Ltd.	69,000	168,317
Mitsubishi Electric Corp.	20,000	167,330
Schneider Electric S.A.	3,005	167,040
Weir Group plc	6,949	166,863
Invensys plc	47,778	166,433
NGK Insulators Ltd.	15,000	166,103
LIXIL Group Corp.	7,860	165,879
Elbit Systems Ltd.*	4,798	165,262
GS Yuasa Corp.	36,000	164,591
Toll Holdings Ltd.	40,003	164,477
Cathay Pacific Airways Ltd.	100,410	162,788
Siemens AG	1,925	161,763
Bouygues S.A.	5,963	160,019
Shimizu Corp.	46,060	159,798
ABB Ltd.*	9,644	157,482
Kuehne + Nagel International AG	1,484	157,233
Kinden Corp.	24,000	157,185
Dai Nippon Printing Company Ltd.	20,000	156,679
Fraport AG Frankfurt Airport Services Worldwide	2,902	156,266
Sumitomo Heavy Industries Ltd.	34,000	153,101
Kawasaki Kisen Kaisha Ltd.	77,020	152,988
Ushio, Inc.	12,300	152,453
Zardoya Otis S.A.	13,663	151,899
Leighton Holdings Ltd.	9,005	151,673
Cie de St.-Gobain	4,038	149,211
Asahi Glass Company Ltd.	22,000	148,417
Deutsche Lufthansa AG	12,376	143,086
Hochtief AG*	2,873	139,275
Alstom S.A.	4,385	138,744
Noble Group Ltd.	154,980	138,479
Furukawa Electric Company Ltd.	58,000	137,186
NTN Corp.	42,000	132,212
Qantas Airways Ltd.*	117,961	131,046
Finmeccanica SpA*	27,382	110,723
ACS Actividades de Construccion y Servicios S.A.	4,930	105,610
Vallourec S.A.	2,282	93,251
Rolls-Royce Holdings plc — Class C*	1,462,110	2,290
Nippon Sheet Glass Company Ltd.	770	848
Total Industrials		34,168,036

Consumer Discretionary - 14.1%
InterContinental Hotels Group plc	12,348	297,060
Fuji Heavy Industries Ltd.	34,000	275,469
Nikon Corp.	9,000	273,967
Next plc	5,381	270,089
Pirelli & C. SpA	25,213	265,934
Whitbread plc	8,310	264,069
Toyoda Gosei Company Ltd.	11,200	258,193
Shimano, Inc.	3,900	255,695
Isuzu Motors Ltd.	47,000	251,749
USS Company Ltd.	2,330	251,411
Inditex S.A.	2,432	251,401
NOK Corp.	11,700	249,810
ITV plc	207,545	249,559
Kingfisher plc	53,675	242,029
Luxottica Group SpA	6,893	240,709
Hakuhodo DY Holdings, Inc.	3,600	238,900
Electrolux AB	11,963	238,058
WPP plc	19,523	236,836
Compass Group plc	22,462	235,593
Jardine Cycle & Carriage Ltd.	6,360	234,405
NHK Spring Company Ltd.	21,600	233,255
Continental AG	2,780	231,758
Shimamura Company Ltd.	2,000	231,111
Takashimaya Company Ltd.	30,000	230,583
Hennes & Mauritz AB — Class B	6,414	230,213
Toyota Motor Corp.	5,700	230,065
Oriental Land Company Ltd.	2,000	228,688
Yue Yuen Industrial Holdings Ltd.	72,600	228,258
Sekisui Chemical Company Ltd.	24,420	226,880
J Front Retailing Company Ltd.	45,000	226,195
Li & Fung Ltd.	116,040	224,682
Pearson plc	11,287	223,762
Carnival plc	6,536	223,352
Kabel Deutschland Holding AG*	3,578	222,994
Honda Motor Company Ltd.	6,300	219,842
Tatts Group Ltd.	80,879	217,944
Sekisui House Ltd.	23,000	217,167
Galaxy Entertainment Group Ltd.*	86,140	216,716
Sands China Ltd.	67,350	216,666
Stanley Electric Company Ltd.	13,900	215,864
Denso Corp.	6,300	215,277
Nissan Motor Company Ltd.	22,510	213,749
TUI Travel plc	80,203	213,080
Nokian Renkaat Oyj	5,606	212,970
McDonald’s Holdings Company Japan Ltd.	7,510	211,378
NGK Spark Plug Company Ltd.	16,000	211,335
Benesse Holdings, Inc.	4,700	210,435
British Sky Broadcasting Group plc	19,288	210,111
Namco Bandai Holdings, Inc.	15,320	210,093
Daihatsu Motor Company Ltd.	12,000	210,086
Sumitomo Rubber Industries Ltd.	16,120	209,962
Sodexo	2,695	209,855
Isetan Mitsukoshi Holdings Ltd.	19,610	208,344
Bridgestone Corp.	9,000	206,677
Toho Company Ltd.	11,800	204,140

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Casio Computer Company Ltd.	31,110	$203,989
Adidas AG	2,845	203,937
Aisin Seiki Company Ltd.	6,100	203,910
Volkswagen AG	1,343	202,959
Echo Entertainment Group Ltd.	45,844	202,125
ABC-Mart, Inc.	5,400	202,044
Singapore Press Holdings Ltd.	65,340	201,845
Toyota Industries Corp.	7,000	200,696
Renault S.A.	5,024	200,634
Fast Retailing Company Ltd.	1,000	200,092
Crown Ltd.	22,753	198,968
TABCORP Holdings Ltd.	65,911	198,758
Burberry Group plc	9,550	198,676
Marui Group Company Ltd.	25,900	198,091
Reed Elsevier plc	24,725	197,968
Marks & Spencer Group plc	38,754	197,558
Cie Financiere Richemont S.A.	3,596	197,472
Suzuki Motor Corp.	9,600	197,116
Koito Manufacturing Company Ltd.	14,000	196,166
Axel Springer AG	4,564	196,101
Reed Elsevier N.V.	17,128	195,417
Sankyo Company Ltd.	4,000	195,197
Christian Dior S.A.	1,409	193,788
Dentsu, Inc.	6,500	192,665
Publicis Groupe S.A.	4,151	189,852
Sega Sammy Holdings, Inc.	9,300	189,176
Nitori Holdings Company Ltd.	2,000	189,118
SKYCITY Entertainment Group Ltd.	68,446	186,989
Rinnai Corp.	2,700	186,304
Swatch Group AG/REG	2,676	186,189
Modern Times Group AB — Class B	4,000	185,135
Yamaha Corp.	17,910	184,305
Rakuten, Inc.	17,800	184,028
Husqvarna AB — Class B	39,017	184,015
Harvey Norman Holdings Ltd.	91,237	183,452
LVMH Moet Hennessy Louis Vuitton S.A.	1,202	182,944
Swatch Group AG	460	181,826
GKN plc	64,098	181,617
Jupiter Telecommunications Company Ltd.†	178	181,485
Cie Generale des Etablissements Michelin — Class B	2,770	181,243
Accor S.A.	5,747	180,107
Bayerische Motoren Werke AG	2,488	180,063
SES S.A.	7,512	177,624
SJM Holdings Ltd.	94,630	177,314
JCDecaux S.A.	7,963	175,616
PPR	1,230	175,325
Shangri-La Asia Ltd.	90,270	173,392
Genting Singapore plc	151,330	170,002
Toyota Boshoku Corp.	13,910	169,042
Daimler AG	3,737	167,950
Asics Corp.	13,210	167,577
Wolters Kluwer N.V.	10,517	167,227
Lagardere SCA	5,860	163,585
Fiat SpA*	32,030	161,499
Mitsubishi Motors Corp.*	159,070	160,404
Panasonic Corp.	19,010	155,403
Wynn Macau Ltd.	64,560	152,342
Lifestyle International Holdings Ltd.	67,020	147,679
Autogrill SpA	16,076	145,868
Yamada Denki Company Ltd.	2,820	144,380
Eutelsat Communications S.A.	4,517	138,960
Sharp Corp.	27,000	137,564
Sanrio Company Ltd.	3,700	134,895
Sony Corp.	9,300	132,983
Yamaha Motor Company Ltd.	13,600	130,228
Fairfax Media Ltd.	221,800	127,229
Mazda Motor Corp.	93,000	126,643
OPAP S.A.	14,893	93,223
Mediaset SpA	52,520	91,988
Peugeot S.A.*	6,780	66,869
Total Consumer Discretionary		24,961,254

Materials - 9.6%
Johnson Matthey plc	7,475	259,097
James Hardie Industries SE	31,336	258,361
Kansai Paint Company Ltd.	22,000	235,748
Rexam plc	35,195	232,215
Yamato Kogyo Company Ltd.	8,280	230,585
HeidelbergCement AG	4,789	229,932
CRH plc	11,550	221,291
Syngenta AG	639	218,765
Nitto Denko Corp.	5,100	218,508
Svenska Cellulosa AB — Class B	14,480	217,240
Lafarge S.A.	4,817	215,133
Hitachi Metals Ltd.	18,000	214,813
Shin-Etsu Chemical Company Ltd.	3,900	214,765
Boliden AB	15,334	213,958
Daido Steel Company Ltd.	34,000	211,872
Daicel Corp.	34,000	209,154
Amcor Ltd.	28,227	206,058
Linde AG	1,315	204,812
Givaudan S.A.*	207	203,180
Lanxess AG	3,202	202,650
Orica Ltd.	7,897	201,149
Koninklijke DSM N.V.	4,075	200,909
Mitsubishi Materials Corp.	69,000	200,092
Showa Denko K.K.	102,000	198,168
Holmen AB — Class B	7,268	197,879
Toray Industries, Inc.	29,000	197,748
Umicore S.A.	4,226	195,402
BASF SE	2,798	194,570
Air Liquide S.A.	1,700	194,326
Air Water, Inc.	16,000	193,998
Maruichi Steel Tube Ltd.	8,880	191,135
Akzo Nobel N.V.	4,057	190,954
JSR Corp.	11,000	190,868
Kaneka Corp.	34,000	188,036
Holcim Ltd.*	3,343	185,236
Kuraray Company Ltd.	14,130	183,117
Hitachi Chemical Company Ltd.	11,600	182,750
Sika AG	94	181,531
UPM-Kymmene Oyj	15,926	180,176

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Novozymes A/S — Class B	6,808	$176,544
Mitsubishi Gas Chemical Company, Inc.	31,000	176,235
Arkema S.A.	2,676	175,472
Stora Enso Oyj	28,331	174,434
BHP Billiton plc	6,132	174,227
Asahi Kasei Corp.	32,000	173,460
SSAB AB — Class A	20,527	170,604
Randgold Resources Ltd.	1,897	170,306
Antofagasta plc	9,935	169,780
Taiyo Nippon Sanso Corp.	29,000	169,439
Anglo American plc	5,146	169,073
Teijin Ltd.	54,000	164,385
Denki Kagaku Kogyo K.K.	47,000	164,298
Sumitomo Metal Industries Ltd.	99,040	163,377
Solvay S.A.	1,653	163,214
Rio Tinto plc	3,409	161,971
Fortescue Metals Group Ltd.	31,392	160,400
Imerys S.A.	3,127	159,427
Acerinox S.A.	14,132	158,388
Yara International ASA	3,606	157,787
Nippon Steel Corp.	69,000	156,504
BHP Billiton Ltd.	4,733	154,163
Xstrata plc	12,254	154,064
Rio Tinto Ltd.	2,620	153,810
Toyo Seikan Kaisha Ltd.	12,610	153,037
Incitec Pivot Ltd.	51,450	151,999
Boral Ltd.	49,788	151,738
Ube Industries Ltd.	65,000	151,189
Norsk Hydro ASA	33,439	150,782
Israel Chemicals Ltd.*	13,578	150,280
Mitsui Chemicals, Inc.	60,000	150,251
Nisshin Steel Company Ltd.	107,000	150,185
JFE Holdings, Inc.	8,900	148,960
Glencore International plc	31,833	147,606
Tosoh Corp.	53,850	146,859
Sumitomo Metal Mining Company Ltd.	13,000	146,498
Fresnillo plc	6,395	146,474
OJI Paper Company Ltd.	38,000	145,598
ArcelorMittal	9,447	144,544
Sumitomo Chemical Company Ltd.	47,000	144,471
Fletcher Building Ltd.	30,227	143,078
Voestalpine AG	5,352	142,155
Vedanta Resources plc	9,634	138,005
Kazakhmys plc	12,114	137,243
Salzgitter AG	3,324	136,842
K+S AG	2,920	133,689
Iluka Resources Ltd.	11,221	132,433
Kobe Steel Ltd.	110,040	132,373
OZ Minerals Ltd.	15,691	128,017
Mitsubishi Chemical Holdings Corp.	29,010	127,885
Israel Corporation Ltd.*	225	127,282
Eurasian Natural Resources Corp. plc	19,269	125,723
Lonmin plc	10,217	124,197
Nippon Paper Group, Inc.	7,700	122,240
Sims Metal Management Ltd.	11,851	117,370
Newcrest Mining Ltd.	4,620	107,511
Cimpor Cimentos de Portugal SGPS S.A.*	26,039	101,616
ThyssenKrupp AG	6,076	98,982
Wacker Chemie AG	1,380	95,073
Lynas Corporation Ltd.*	101,481	89,812
Alumina Ltd.	105,829	86,800
Total Materials		16,966,340

Consumer Staples - 7.7%
Lindt & Spruengli AG*	9	330,544
Anheuser-Busch InBev N.V.	3,625	285,818
Japan Tobacco, Inc.	9,400	278,480
Yakult Honsha Company Ltd.	7,000	274,126
Lawson, Inc.	3,800	265,739
Diageo plc	10,076	259,613
Ajinomoto Company, Inc.	18,280	254,414
FamilyMart Company Ltd.	5,500	251,729
Kikkoman Corp.	20,000	247,226
Unicharm Corp.	4,280	243,623
Pernod-Ricard S.A.	2,263	242,003
Distribuidora Internacional de Alimentacion S.A.*	51,224	240,858
Seven & I Holdings Company Ltd.	7,700	232,119
Imperial Tobacco Group plc	5,991	230,714
Associated British Foods plc	11,437	229,933
Henkel AG & Company KGaA	4,094	227,199
SABMiller plc	5,653	226,746
British American Tobacco plc	4,451	226,239
Kerry Group plc — Class A	5,071	222,324
Swedish Match AB	5,399	217,600
Toyo Suisan Kaisha Ltd.	8,140	217,070
Coca-Cola Amatil Ltd.	15,616	214,600
Heineken Holding N.V.	4,780	214,115
Beiersdorf AG	3,296	213,686
Kao Corp.	7,700	212,354
Heineken N.V.	4,066	212,042
Carlsberg A/S — Class B	2,686	212,017
Nippon Meat Packers, Inc.	16,000	211,785
MEIJI Holdings Company Ltd.	4,600	211,234
Koninklijke Ahold N.V.	17,025	210,908
Casino Guichard Perrachon S.A.	2,385	209,652
Asahi Group Holdings Ltd.	9,650	207,324
Aryzta AG*	4,151	206,632
Lindt & Spruengli AG*	66	203,992
Nissin Foods Holdings Company Ltd.	5,340	203,065
L’Oreal S.A.	1,728	202,198
Aeon Company Ltd.	16,110	200,780
Woolworths Ltd.	7,287	200,596
Yamazaki Baking Company Ltd.	15,280	200,097
Unilever plc	5,963	200,094
Golden Agri-Resources Ltd.	374,290	199,899
Suedzucker AG	5,606	198,889
Reckitt Benckiser Group plc	3,747	197,983
Unilever N.V.	5,869	196,069
Coca-Cola West Company Ltd.	11,200	195,286
Barry Callebaut AG*	214	194,704
J Sainsbury plc	41,120	194,262
Nestle S.A.	3,193	190,568
Kirin Holdings Company Ltd.	16,000	188,577
Nisshin Seifun Group, Inc.	16,010	187,433

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Wesfarmers Ltd.	6,038	$185,858
Danone S.A.	2,977	185,023
Tate & Lyle plc	17,898	181,619
WM Morrison Supermarkets plc	42,848	178,716
Jeronimo Martins SGPS S.A.	10,480	177,195
Colruyt S.A.	3,831	170,926
Shiseido Company Ltd.	10,700	168,842
Coca Cola Hellenic Bottling Company S.A.†	9,071	160,721
TESCO plc	32,838	159,551
Metcash Ltd.	45,731	158,427
Olam International Ltd.	102,410	148,325
Kesko Oyj — Class B	5,108	133,541
Wilmar International Ltd.	46,280	133,442
Carrefour S.A.	7,193	132,830
Metro AG	4,489	130,908
Delhaize Group S.A.	2,930	107,338
Total Consumer Staples		13,608,220

Health Care - 6.4%
Medipal Holdings Corp.	22,210	314,606
Elan Corporation plc*	19,851	291,145
Suzuken Company Ltd.	8,300	280,178
Novo Nordisk A/S — Class B	1,906	276,445
Alfresa Holdings Corp.	5,200	276,237
CSL Ltd.	6,414	260,161
Grifols S.A.*	9,775	247,658
Ramsay Health Care Ltd.	10,489	243,712
Hisamitsu Pharmaceutical Company, Inc.	4,930	242,628
Sonova Holding AG*	2,488	240,671
Cie Generale d’Optique Essilor International S.A.	2,573	239,047
Otsuka Holdings Company Ltd.	7,730	237,274
Astellas Pharma, Inc.	5,400	235,649
Coloplast A/S — Class B	1,305	234,653
Ono Pharmaceutical Company Ltd.	3,610	226,851
UCB S.A.	4,489	226,778
Chugai Pharmaceutical Company Ltd.	11,800	223,696
Merck KGaA	2,226	222,317
Sysmex Corp.	5,620	222,259
Bayer AG	3,052	219,939
QIAGEN N.V.*	12,902	216,053
William Demant Holding A/S*	2,395	215,286
Santen Pharmaceutical Company Ltd.	5,180	212,871
GlaxoSmithKline plc	9,315	211,494
Taisho Pharmaceutical Holdings Company Ltd.	2,500	211,417
Smith & Nephew plc	20,922	209,258
Eisai Company Ltd.	4,760	208,445
Fresenius Medical Care AG & Co. KGaA	2,930	206,954
Sonic Healthcare Ltd.	15,804	206,699
Dainippon Sumitomo Pharma Company Ltd.	20,210	206,492
Kyowa Hakko Kirin Company Ltd.	20,000	205,983
Sanofi	2,714	205,466
Roche Holding AG	1,174	202,806
Miraca Holdings, Inc.	4,780	198,458
Fresenius SE & Company KGaA	1,906	197,356
Actelion Ltd.*	4,770	196,217
Getinge AB — Class B	7,888	195,728
Novartis AG	3,484	194,811
Teva Pharmaceutical Industries Ltd.*	4,939	194,745
Celesio AG	11,766	192,603
AstraZeneca plc	4,273	190,904
Takeda Pharmaceutical Company Ltd.	4,200	190,688
Shire plc	6,254	179,817
Mitsubishi Tanabe Pharma Corp.	12,300	176,870
Daiichi Sankyo Company Ltd.	10,300	173,677
Tsumura & Co.	6,500	172,138
Shionogi & Company Ltd.	12,400	168,600
Orion Oyj — Class B	8,761	165,950
Cochlear Ltd.	2,413	163,872
Terumo Corp.	3,840	157,811
Straumann Holding AG	1,033	151,947
Lonza Group AG*	3,240	134,812
Johnson & Johnson†	1,935	130,733
Olympus Corp.	6,930	112,298
Total Health Care		11,321,163

Information Technology - 6.4%
ASML Holding N.V.	5,550	285,046
Hitachi High-Technologies Corp.	10,800	265,939
Oracle Corporation Japan	6,100	262,561
Otsuka Corp.	3,000	255,400
ASM Pacific Technology Ltd.	19,900	254,368
AtoS	4,028	240,902
Yokogawa Electric Corp.	23,280	240,677
Advantest Corp.	15,100	236,050
NICE Systems Ltd.*	6,404	234,581
Dassault Systemes S.A.	2,498	234,382
Hitachi Ltd.	38,000	234,302
Citizen Holdings Company Ltd.	39,910	234,064
Konica Minolta Holdings, Inc.	29,510	232,478
Itochu Techno-Solutions Corp.	4,700	226,840
Shimadzu Corp.	25,640	221,863
Hirose Electric Company Ltd.	2,200	217,780
SAP AG	3,643	215,736
Sage Group plc	49,384	214,841
Amadeus IT Holding S.A. — Class A	10,095	213,889
Hexagon AB — Class B	12,057	206,948
Yahoo Japan Corp.	639	206,885
Nomura Research Institute Ltd.	9,400	206,852
NTT Data Corp.	66	202,571
Tokyo Electron Ltd.	4,300	201,648
Hoya Corp.	9,000	198,270
Keyence Corp.	800	197,898
United Internet AG	11,231	193,085
Trend Micro, Inc.	6,500	191,492
Kyocera Corp.	2,210	191,253
Computershare Ltd.	24,790	189,483
Fujitsu Ltd.	39,000	186,643
Ricoh Company Ltd.	22,000	185,671
TDK Corp.	4,500	183,188
Murata Manufacturing Company Ltd.	3,400	178,842
Capital Gemini S.A.	4,845	178,335
ARM Holdings plc	22,527	178,285
Brother Industries Ltd.	15,510	177,575

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Omron Corp.	8,300	$175,890
Canon, Inc.	4,400	175,606
Toshiba Corp.	46,000	175,093
Hamamatsu Photonics K.K.	4,980	168,951
Yaskawa Electric Corp.	22,000	167,612
STMicroelectronics N.V.	30,209	164,398
Telefonaktiebolaget LM Ericsson — Class B	17,626	161,266
Foxconn International Holdings Ltd.*	441,150	161,163
Infineon Technologies AG	23,175	156,863
Rohm Company Ltd.	4,000	154,138
FUJIFILM Holdings Corp.	8,100	153,464
Nintendo Company Ltd.	1,300	151,815
Ibiden Company Ltd.	8,200	148,537
Sumco Corp.	16,060	146,092
Seiko Epson Corp.	14,180	143,900
Square Enix Holdings Company Ltd.	8,910	140,337
NEC Corp.	90,000	140,039
Konami Corp.	5,810	131,648
Gree, Inc.	6,480	128,903
Nippon Electric Glass Company Ltd.	20,000	119,451
Dena Company Ltd.	4,000	105,286
Alcatel-Lucent*	54,764	90,141
Nokia Oyj	32,293	65,882
Elpida Memory, Inc.*,†	50,900	637
Total Information Technology		11,303,735

Utilities - 4.3%
International Power plc ADR†	37,646	246,139
Tokyo Gas Company Ltd.	44,000	224,885
Toho Gas Company Ltd.	36,000	223,426
United Utilities Group plc	20,668	218,764
Severn Trent plc	8,404	217,711
RWE AG	5,221	213,525
SSE plc	9,710	211,664
National Grid plc	19,945	211,207
Osaka Gas Company Ltd.	50,000	209,486
SP AusNet	197,028	206,486
Centrica plc	40,585	202,846
Hong Kong & China Gas Company Ltd.	94,820	201,425
Cheung Kong Infrastructure Holdings Ltd.	32,080	194,205
E.ON AG	8,977	193,998
Terna Rete Elettrica Nazionale SpA	53,431	193,088
Chugoku Electric Power Company, Inc.	11,610	191,481
CLP Holdings Ltd.	22,140	188,164
Power Assets Holdings Ltd.	24,600	184,602
Electric Power Development Company Ltd.	6,900	181,327
Snam SpA	40,209	180,153
AGL Energy Ltd.	11,766	178,803
Red Electrica Corporation S.A.	4,066	177,474
Contact Energy Ltd.*	45,758	177,053
Enagas S.A.	9,512	173,569
Shikoku Electric Power Company, Inc.	8,100	172,184
Chubu Electric Power Company, Inc.	10,510	170,426
Hokuriku Electric Power Co.	10,800	168,177
Hokkaido Electric Power Company, Inc.	12,300	158,965
Veolia Environnement S.A.	12,010	152,095
GDF Suez	6,292	150,060
Tohoku Electric Power Company, Inc.	14,710	147,803
EDP - Energias de Portugal S.A.	60,436	142,977
Electricite de France S.A.	6,385	142,073
Gas Natural SDG S.A.	11,052	141,913
Kyushu Electric Power Company, Inc.	11,810	140,105
Fortum Oyj	7,296	138,563
Enel Green Power SpA	87,189	138,173
Kansai Electric Power Company, Inc.	11,000	131,918
Enel SpA	40,256	129,989
Acciona S.A.	2,141	127,995
Iberdrola S.A.	26,816	126,613
Suez Environnement Co.	11,550	124,199
Verbund AG	5,165	118,322
Tokyo Electric Power Company, Inc.	38,420	74,366
Total Utilities		7,598,397

Energy - 4.0%
Tullow Oil plc	12,010	277,375
Caltex Australia Ltd.	16,461	229,906
Seadrill Ltd.	6,301	224,703
AMEC plc	14,132	222,547
Technip S.A.	2,094	218,243
Aker Solutions ASA	15,297	217,030
Tenaris S.A.	12,320	216,672
Cie Generale de Geophysique - Veritas*	8,329	215,441
Fugro N.V.	3,551	215,414
Eni SpA	10,104	214,675
Royal Dutch Shell plc — Class B	6,132	214,138
Petrofac Ltd.	9,785	213,412
Neste Oil Oyj	18,527	208,497
BP plc	31,082	207,534
Royal Dutch Shell plc — Class A	6,141	206,895
Saipem SpA	4,611	205,361
BG Group plc	9,757	199,650
Statoil ASA	8,273	197,277
Cosmo Oil Company Ltd.	77,000	195,985
Japan Petroleum Exploration Co.	4,970	189,228
Total S.A.	4,085	183,874
WorleyParsons Ltd.	6,949	180,441
Idemitsu Kosan Company Ltd.	2,000	179,403
Subsea 7 S.A.	8,827	174,668
Santos Ltd.	15,691	172,811
JX Holdings, Inc.	32,510	167,557
Origin Energy Ltd.	13,146	165,559
Woodside Petroleum Ltd.	5,165	165,516
Transocean Ltd.	3,653	163,828
TonenGeneral Sekiyu K.K.	18,280	162,539
OMV AG	5,127	161,253
Inpex Corp.	28	157,262
Showa Shell Sekiyu K.K.	24,900	152,860
Lundin Petroleum AB*	7,494	140,284
SBM Offshore N.V.	9,897	137,164
Galp Energia SGPS S.A. — Class B	10,066	127,624
Repsol YPF S.A.	7,174	115,330
Veripos, Inc.*,†	882	2,392
Total Energy		7,000,348

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2012	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Telecommunication Services - 3.2%
BT Group plc	74,578	$246,984
Iliad S.A.	1,634	236,626
StarHub Ltd.	84,980	230,332
Telstra Corporation Ltd.	60,324	228,561
Softbank Corp.	6,000	223,342
Vodafone Group plc	74,155	208,360
Inmarsat plc	26,622	205,393
Nippon Telegraph & Telephone Corp.	4,400	205,174
Singapore Telecommunications Ltd.	77,060	201,802
Telenor ASA	11,888	198,725
NTT DoCoMo, Inc.	113	188,032
Elisa Oyj	9,221	185,697
Swisscom AG	451	181,715
KDDI Corp.	28	180,626
Telekom Austria AG	17,795	174,917
TeliaSonera AB	27,307	174,449
PCCW Ltd.	470,210	173,413
Belgacom S.A.	6,019	171,175
Millicom International Cellular S.A.	1,765	166,566
Vivendi S.A.	8,756	162,705
Telecom Italia SpA	164,040	162,106
Telecom Corporation of New Zealand Ltd.	84,166	160,266
TDC A/S	22,631	157,281
Deutsche Telekom AG	14,076	154,275
Telecom Italia SpA - Savings Shares	186,126	150,840
Tele2 AB — Class B	9,541	147,825
France Telecom S.A.	10,414	136,936
Koninklijke KPN N.V.	14,067	134,517
Telefonica S.A.	9,606	126,456
Mobistar S.A.†	3,042	104,101
Portugal Telecom SGPS S.A.	23,391	102,451
Bezeq The Israeli Telecommunication Corporation Ltd.*,	88,194	93,865
HKT Trust / HKT Ltd.	12,095	9,495
Total Telecommunication Services		5,585,008
Total Common Stocks
(Cost $193,858,396)		170,821,238

PREFERRED STOCKS†- 0.7%
ProSiebenSat.1 Media AG	10,733	240,620
Henkel AG & Company KGaA	3,334	221,545
RWE AG	5,747	213,416
Volkswagen AG	1,221	193,452
Bayerische Motoren Werke AG	3,878	191,310
Porsche Automobil Holding SE	3,071	152,773
Total Preferred Stocks
(Cost $1,300,925)		1,213,116

RIGHTS †† - 0.0%
Echo Entertainment Group Ltd.
Expires 07/09/12	9,168	9,195
Zardoya Otis S.A.
Expires 07/04/12	13,663	7,384
Repsol YPF, S.A.
Expires 07/05/12	7,174	5,030
Rolls-Royce Holdings plc
Expires 07/06/12	1,728,754	2,707
Total Rights
(Cost $20,764)		24,316

EXCHANGE TRADED FUNDS† - 2.2%
Vanguard MSCI EAFE ETF	102,538	3,237,124
iShares MSCI Japan Index Fund	54,670	514,445
iShares MSCI Singapore Index Fund	5,126	63,152
iShares MSCI Hong Kong Index Fund	3,524	57,794
Total Exchange Traded Funds
(Cost $3,649,690)		3,872,515

SHORT TERM INVESTMENTS †† - 0.1%
State Street General Account
U.S. Government Fund	253,657	253,657
Total Short Term Investments
(Cost $253,657)		253,657
Total Investments - 99.7%
(Cost $199,083,432)		$176,184,842
Other Assets & Liabilities, net - 0.3%		453,278
Total Net Assets - 100.0%		$176,638,120

INVESTMENT CONCENTRATION

At June 30, 2012, the investment diversification of the series was as follows:

Country	% of Net Assets	Value
Japan	35%	$60,903,093
United Kingdom	12%	20,402,580
Australia	7%	13,007,972
France	6%	11,340,721
Germany	5%	9,279,340
Switzerland	4%	7,500,573
Hong Kong	4%	6,826,627
Other	27%	46,670,279
Total Long Term Investments	100%	$175,931,185

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except as noted — See Note 4.
††	Value determined based on Level 2 inputs, except as noted — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

Series D (MSCI EAFE Equal Weight Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $199,083,432)	$176,184,842
Foreign currency, at value
(cost $290,339)	290,683
Prepaid expenses	8,108
Cash	1,967
Receivables:
Dividends	301,900
Foreign taxes reclaim	128,688
Fund shares sold	41,003
Interest	1,818
Other assets	171,248
Total assets	177,130,257
Liabilities:
Payable for:
Fund shares redeemed	264,736
Management fees	97,098
Custodian fees	73,418
Fund accounting/administration fees	20,807
Transfer agent/maintenance fees	6,349
Directors’ fees*	4,994
Miscellaneous	24,735
Total liabilities	492,137
Net Assets	$176,638,120
Net Assets Consist Of:
Paid in capital	$236,116,055
Undistributed net investment income	4,743,753
Accumulated net realized loss on investments	(41,317,735)
Net unrealized depreciation on investments	(22,903,953)
Net assets	$176,638,120
Capital shares outstanding	19,794,405
Net asset value per share	$8.92

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding
tax of $428,592)	$3,849,020
Interest	49
Total investment income	3,849,069

Expenses:
Management fees	657,730
Transfer agent/maintenance fees	11,039
Fund accounting/administration fees	140,944
Custodian fees	122,149
Directors’ fees*	13,776
Miscellaneous	137,167
Total expenses	1,082,805
Net investment income	2,766,264

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,095,799)
Foreign currency	(36,821)
Net realized loss	(12,132,620)
Net change in unrealized appreciation (depreciation) on:
Investments	16,208,634
Foreign currency	(701)
Net change in unrealized appreciation (depreciation)	16,207,933
Net realized and unrealized gain	4,075,313
Net increase in net assets resulting from operations	$6,841,577

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS	Series D (MSCI EAFE Equal Weight Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$2,766,264	$2,895,379
Net realized gain (loss) on investments	(12,132,620)	40,436,575
Net change in unrealized appreciation (depreciation) on investments	16,207,933	(80,144,459)
Net increase (decrease) in net assets resulting from operations	6,841,577	(36,812,505)

Capital Share Transactions:
Proceeds from sale of shares	3,328,738	11,891,306
Cost of shares redeemed	(19,278,961)	(58,976,775)
Net decrease from capital share transactions	(15,950,223)	(47,085,469)
Net decrease in net assets	(9,108,646)	(83,897,974)

Net Assets:
Beginning of period	185,746,766	269,644,740
End of period	$176,638,120	$185,746,766
Undistributed net investment income at end of period	$4,743,753	$1,977,489

Capital Share Activity:
Shares sold	357,543	1,188,367
Shares redeemed	(2,093,299)	(5,964,233)
Net decrease in shares	(1,735,756)	(4,775,866)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FINANCIAL HIGHLIGHTS	Series D (MSCI EAFE Equal Weight Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008[f]	2007[g]
Per Share Data
Net asset value, beginning of period	$8.63	$10.25	$8.86	$7.40	$12.01	$11.03
Income (loss) from investment operations:
Net investment income[b]	.13	.12	.04	.09	.11	.08
Net gain (loss) on investments (realized
and unrealized)	.16	(1.74)	1.35	1.37	(4.72)	.90
Total from investment operations	.29	(1.62)	1.39	1.46	(4.61)	.98
Net asset value, end of period	$8.92	$8.63	$10.25	$8.86	$7.40	$12.01

Total Return[c]	3.36%	(15.80%)	15.69%	19.73%	(38.38%)	8.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$176,638	$185,747	$269,645	$270,081	$275,965	$550,177
Ratios to average net assets:
Net investment income	2.94%	1.23%	0.49%	1.12%	1.09%	0.67%
Total expenses[d]	1.15%	1.21%	1.26%	1.27%	1.26%	1.26%
Net expenses[e]	1.15%	1.21%	1.26%	1.27%	1.25%	1.26%
Portfolio turnover rate	15%	171%	283%	317%	302%	115%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Security Investors, LLC (“SI”) became the sub-advisor of Series D effective May 1, 2008. Prior to May 1, 2008, Oppenheimer sub-advised 50% of Series D and SI sub-advised 50%.
[g]	Security Global Investors, LLC (SGI) became sub-advisor of 50% of Series D effective August 1, 2007. Oppenheimer sub-advised the remaining 50%. Prior to August 1, 2007, Oppenheimer sub-advised the Series. Effective January 14, 2011, SGI was merged with and into Guggenheim Investments.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

SERIES E (U.S. Intermediate BOND SERIES)

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	April 26, 1985

Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)
Fixed Income Instruments
AA	24.4%
BBB+	14.9%
A-	14.2%
A	13.8%
AA-	11.1%
A+	5.6%
BBB	5.6%
Other	10.2%
Other Instruments
Preferred Stocks	0.2%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series E (U.S. Intermediate Bond Series)

	Shares	Value

PREFERRED STOCKS††† - 0.2%
Woodbourne Capital Trust IV *,1,2,3,4,7	300,000	$44,723
Woodbourne Capital Trust I *,1,2,3,4,7	300,000	44,722
Woodbourne Capital Trust II *,1,2,3,4,7	300,000	44,722
Woodbourne Capital Trust III *,1,2,3,4,7	300,000	44,722
Total Preferred Stocks
(Cost $1,205,796)		178,889

	Face
	Amount
CORPORATE BONDS†† - 75.8%
Financials - 19.9%
Ford Motor Credit Company LLC
5.00% due 05/15/18	$2,000,000	2,123,764
3.88% due 01/15/15	2,000,000	2,059,628
7.00% due 04/15/15	500,000	555,690
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,105,655
6.30% due 04/23/19	1,000,000	1,168,732
General Electric Capital Corp.
2.80% due 01/08/13	2,000,000	2,023,324
3.35% due 10/17/16	750,000	790,055
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,235,031
6.38% due 08/12/14	500,000	535,221
4.75% due 05/19/15	500,000	524,821
American Express Credit Corp.
2.38% due 03/24/17	2,000,000	2,049,863
Wells Fargo & Co.
4.38% due 01/31/13	2,000,000	2,043,856
Standard Chartered plc
6.41% due 01/29/49[2,3,4,7]	1,750,000	1,662,500
New York Life Global Funding
2.45% due 07/14/16[3,4]	1,500,000	1,547,667
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,025,980
John Deere Capital Corp.
0.88% due 04/17/15	1,000,000	1,001,123
USAA Capital Corp.
1.05% due 09/30/14[3,4]	500,000	498,173
Residential Capital LLC
8.50% due 06/01/12[5]	650,000	162,500
Total Financials		23,113,583

Information Technology - 12.5%
Amphenol Corp.
4.00% due 02/01/22	3,000,000	3,056,205
4.75% due 11/15/14	2,000,000	2,151,844
Google, Inc.
1.25% due 05/19/14	2,500,000	2,538,839
Broadcom Corp.
2.70% due 11/01/18	2,000,000	2,062,154
Cisco Systems, Inc.
4.45% due 01/15/20	1,250,000	1,443,191
Texas Instruments, Inc.
2.38% due 05/16/16	1,200,000	1,261,865
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,045,312
Altera Corp.
1.75% due 05/15/17	500,000	503,701
International Business Machines Corp.
1.25% due 02/06/17	500,000	501,312
Total Information Technology		14,564,423

Consumer Discretionary - 8.0%
Omnicom Group, Inc.
6.25% due 07/15/19	3,000,000	3,548,970
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,406,552
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,811,175
Walt Disney Co.
1.35% due 08/16/16	1,000,000	1,010,388
McDonald’s Corp.
0.75% due 05/29/15	500,000	499,942
Total Consumer Discretionary		9,277,027

Consumer Staples - 7.9%
General Mills, Inc.
5.70% due 02/15/17	1,200,000	1,425,422
5.25% due 08/15/13	1,000,000	1,049,737
Brown-Forman Corp.
5.00% due 02/01/14	2,000,000	2,132,073
Colgate-Palmolive Co.
1.30% due 01/15/17	2,000,000	2,025,516
Heineken N.V.
3.40% due 04/01/22[3,4]	1,500,000	1,536,263
Coca-Cola Co.
1.80% due 09/01/16	500,000	513,539
Procter & Gamble Co.
2.30% due 02/06/22	500,000	499,140
Total Consumer Staples		9,181,690

Materials - 6.5%
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,652,634
5.20% due 03/15/17	1,000,000	1,170,510
4.38% due 03/31/14	1,000,000	1,063,009
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,623,868
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,068,632
Total Materials		7,578,653

Health Care - 5.5%
AstraZeneca plc
5.90% due 09/15/17	1,750,000	2,102,404
Wyeth LLC
5.50% due 03/15/13	2,000,000	2,071,038
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,000,000	1,192,223
Medtronic, Inc.
3.00% due 03/15/15	500,000	530,585
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	500,000	519,066
Total Health Care		6,415,316

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2012	Series E (U.S. Intermediate Bond Series)

	Face
	Amount	Value

Industrials - 5.3%
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	$4,000,000	$4,036,008
United Parcel Service, Inc.
3.13% due 01/15/21	2,000,000	2,141,516
Total Industrials		6,177,524

Telecommunication Services - 4.7%
Verizon Communications, Inc.
1.95% due 03/28/14	3,000,000	3,066,156
AT&T, Inc.
4.85% due 02/15/14	1,300,000	1,384,839
1.70% due 06/01/17	1,000,000	1,004,652
Total Telecommunication Services		5,455,647

Utilities - 4.1%
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,512,199
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	663,541
Duke Energy Ohio, Inc.
5.70% due 09/15/12	600,000	606,026
Total Utilities		4,781,766

Energy - 1.4%
Statoil ASA
2.90% due 10/15/14	1,500,000	1,573,178
Total Corporate Bonds
(Cost $83,402,136)		88,118,807

U.S. GOVERNMENT SECURITIES† - 20.4%
U.S. Treasury Notes
1.75% due 07/31/15	3,750,000	3,898,533
2.25% due 03/31/16	3,000,000	3,190,314
2.13% due 05/31/15	3,000,000	3,147,186
2.75% due 02/15/19	2,750,000	3,051,857
1.00% due 10/31/16	3,000,000	3,045,702
0.13% due 09/30/13	3,000,000	2,994,258
3.13% due 05/15/19	1,500,000	1,704,843
2.25% due 07/31/18	1,500,000	1,614,726
2.00% due 02/15/22	1,000,000	1,033,672
Total U.S. Government Securities
(Cost $22,560,882)		23,681,091

MORTGAGE BACKED SECURITIES†† - 0.7%
Homebanc Mortgage Trust
2006-1, 2.84% due 04/25/37[7]	1,048,357	659,939
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.73% due 12/25/35[7]	102,046	89,667
JP Morgan Mortgage Trust
2006-A3, 2.90% due 04/25/36[7]	100,247	72,799
Ginnie Mae
#518436, 7.25% due 09/15/29[7]	17,203	20,112
Fannie Mae[6]
1990-68, 6.95% due 07/25/20	1,541	1,710
1990-103, 7.50% due 09/25/20	447	494
Total Fannie Mae		2,204
Freddie Mac[6]
1990-188,7.00% due 09/15/21	640	718
Total Mortgage Backed Securities
(Cost $1,273,449)		845,439

ASSET BACKED SECURITIES†† - 0.1%
Credit-Based Asset Servicing and
Securitization LLC
0.51% due 08/25/35[7]	164,773	151,972
Total Asset Backed Securities
(Cost $164,773)		151,972
Total Investments - 97.2%
(Cost $108,607,036)		$112,976,198
Other Assets & Liabilities,
net - 2.8%		3,270,428
Total Net Assets - 100.0%		$116,246,626

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Perpetual maturity.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $5,423,492 (cost $6,450,858), or 4.7% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[7]	Variable rate security. Rate indicated is rate effective at June 30, 2012. plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

Series E (U.S. Intermediate Bond Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $108,607,036)	$112,976,198
Cash	1,915,085
Prepaid expenses	5,190
Receivables:
Interest	1,156,472
Fund shares sold	465,360
Investment advisor	19,641
Total assets	116,537,946
Liabilities:
Payable for:
Fund shares redeemed	188,727
Management fees	72,403
Fund accounting/administration fees	9,171
Transfer agent/maintenance fees	6,473
Directors’ fees*	2,573
Miscellaneous	11,973
Total liabilities	291,320
Net Assets	$116,246,626
Net Assets Consist Of:
Paid in capital	$122,312,555
Undistributed net investment income	3,924,922
Accumulated net realized loss on investments	(14,360,013)
Net unrealized appreciation on investments	4,369,162
Net assets	$116,246,626
Capital shares outstanding	8,348,080
Net asset value per share	$13.92

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$1,984,144
Dividends	18,008
Total investment income	2,002,152

Expenses:
Management fees	460,743
Transfer agent/maintenance fees	10,962
Fund accounting/administration fees	58,360
Directors’ fees*	6,803
Custodian fees	2,001
Miscellaneous	31,376
Total expenses	570,245
Less:
Expenses waived by Advisor	(73,094)
Net expenses	497,151
Net investment income	1,505,001

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,507,406
Net realized gain	1,507,406
Net change in unrealized appreciation (depreciation) on:
Investments	(568,202)
Net change in unrealized appreciation (depreciation)	(568,202)
Net realized and unrealized gain	939,204
Net increase in net assets resulting from operations	$2,444,205

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS	Series E (U.S. Intermediate Bond Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,505,001	$3,338,308
Net realized gain on investments	1,507,406	2,006,145
Net change in unrealized appreciation (depreciation) on investments	(568,202)	1,351,543
Net increase in net assets resulting from operations	2,444,205	6,695,996

Capital Share Transactions:
Proceeds from sale of shares	12,732,613	44,342,161
Cost of shares redeemed	(22,505,096)	(54,554,705)
Net decrease from capital share transactions	(9,772,483)	(10,212,544)
Net decrease in net assets	(7,328,278)	(3,516,548)

Net Assets:
Beginning of period	123,574,904	127,091,452
End of period	$116,246,626	$123,574,904
Undistributed net investment income at end of period	$3,924,922	$2,419,921

Capital Share Activity:
Shares sold	920,963	3,325,643
Shares redeemed	(1,625,701)	(4,063,434)
Net decrease in shares	(704,738)	(737,791)

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 39

financial highlights	Series E (U.S. Intermediate Bond Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$13.65	$12.98	$12.24	$11.29	$12.36	$12.01
Income (loss) from investment operations:
Net investment income[b]	.17	.34	.35	.37	.58	.60
Net gain (loss) on investments (realized
and unrealized)	.10	.33	.39	.58	(1.65)	(.25)
Total from investment operations	.27	.67	.74	.95	(1.07)	.35
Net asset value, end of period	$13.92	$13.65	$12.98	$12.24	$11.29	$12.36

Total Return[c]	2.05%	5.16%	6.05%	8.41%	(8.66%)	2.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,247	$123,575	$127,091	$130,569	$99,070	$121,652
Ratios to average net assets:
Net investment income	2.45%	2.57%	2.72%	3.08%	4.80%	4.90%
Total expenses	0.93%	0.92%	0.92%	0.92%	0.93%	0.91%
Net expenses[d]	0.81%	0.81%	0.79%	0.77%	0.78%	0.76%
Portfolio turnover rate	19%	49%	38%	76%	34%	31%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Net expense information reflects the expense ratios after expense waivers.

40 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

FUND PROFILE (Unaudited)	June 30, 2012

SERIES J (MID CAP GROWTH SERIES)

OBJECTIVE: Seeks capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
iShares Russell Midcap Growth
Index Fund	4.5%
Ashland, Inc.	3.4%
Ball Corp.	3.2%
Airgas, Inc.	2.8%
Jarden Corp.	2.5%
AMETEK, Inc.	2.3%
Life Time Fitness, Inc.	2.3%
Wyndham Worldwide Corp.	2.2%
Covidien plc	2.2%
International Game Technology	2.1%
Top Ten Total	27.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS† - 89.1%
Consumer Discretionary - 19.8%
Jarden Corp.	83,975	$3,528,629
Life Time Fitness, Inc.*	67,800	3,153,377
Wyndham Worldwide Corp.	58,650	3,093,201
International Game Technology	184,300	2,902,724
Newell Rubbermaid, Inc.	126,400	2,292,896
Macy’s, Inc.	66,350	2,279,123
Urban Outfitters, Inc.*	74,150	2,045,799
Penn National Gaming, Inc.*	44,095	1,966,196
Dick’s Sporting Goods, Inc.	36,950	1,773,600
Omnicom Group, Inc.	29,400	1,428,840
Chipotle Mexican Grill, Inc. —
Class A*	3,640	1,383,018
Las Vegas Sands Corp.	22,250	967,653
Bed Bath & Beyond, Inc.*	15,050	930,090
Total Consumer Discretionary		27,745,146

Information Technology - 17.3%
IAC/InterActiveCorp.	63,260	2,884,656
Nuance Communications, Inc.*	115,170	2,743,350
Cadence Design Systems, Inc.*	242,270	2,662,547
Intuit, Inc.	44,200	2,623,270
Avago Technologies Ltd.	65,950	2,367,605
Alliance Data Systems Corp.*	17,075	2,305,125
Broadcom Corp. — Class A*	64,300	2,173,340
Citrix Systems, Inc.*	21,750	1,825,695
Teradata Corp.*	21,225	1,528,412
Fortinet, Inc.*	44,100	1,024,002
Juniper Networks, Inc.*	60,400	985,124
F5 Networks, Inc.*	7,250	721,810
VeriFone Systems, Inc.*	11,225	371,435
Total Information Technology		24,216,371

Health Care - 13.3%
Covidien plc	56,300	3,012,050
Endo Health Solutions, Inc.*	78,200	2,422,636
CareFusion Corp.*	81,550	2,094,204
Thermo Fisher Scientific, Inc.	33,700	1,749,367
Intuitive Surgical, Inc.*	2,930	1,622,605
Teva Pharmaceutical Industries
Ltd. ADR	40,955	1,615,265
Alexion Pharmaceuticals, Inc.*	13,300	1,320,690
Agilent Technologies, Inc.	28,540	1,119,910
Vertex Pharmaceuticals, Inc.*	19,350	1,082,052
Regeneron Pharmaceuticals, Inc.*	8,350	953,737
Dynavax Technologies Corp.*	159,200	687,744
Cepheid, Inc.*	12,600	563,850
Illumina, Inc.*	9,300	375,627
Total Health Care		18,619,737

Industrials - 12.7%
AMETEK, Inc.	64,625	3,225,433
Regal-Beloit Corp.	40,450	2,518,417
Union Pacific Corp.	20,796	2,481,171
Triumph Group, Inc.	39,500	2,222,665
Precision Castparts Corp.	9,550	1,570,880
IHS, Inc. — Class A*	13,330	1,436,041
WESCO International, Inc.*	24,700	1,421,485
Stanley Black & Decker, Inc.	20,600	1,325,816
Hubbell, Inc. — Class B	14,300	1,114,542
Joy Global, Inc.	7,800	442,494
Total Industrials		17,758,944

Materials - 11.7%
Ashland, Inc.	68,900	4,775,459
Ball Corp.	108,662	4,460,575
Airgas, Inc.	47,300	3,973,673
CF Industries Holdings, Inc.	8,900	1,724,286
Albemarle Corp.	23,700	1,413,468
Total Materials		16,347,461

Energy - 5.5%
Oil States International, Inc.*	29,675	1,964,485
Ensco plc — Class A	34,750	1,632,208
Pioneer Natural Resources Co.	16,900	1,490,748
Concho Resources, Inc.*	17,150	1,459,808
Energy XXI Bermuda Ltd.	38,157	1,193,933
Total Energy		7,741,182

Financials - 5.2%
Discover Financial Services	75,000	2,593,500
KeyCorp	225,350	1,744,209
MetLife, Inc.	47,950	1,479,258
T. Rowe Price Group, Inc.	22,650	1,426,044
Total Financials		7,243,011

Consumer Staples - 3.6%
Dr Pepper Snapple Group, Inc.	45,705	1,999,594
General Mills, Inc.	44,550	1,716,957
Whole Foods Market, Inc.	13,100	1,248,692
Total Consumer Staples		4,965,243

Total Common Stocks
(Cost $118,358,282)		124,637,095
EXCHANGE TRADED FUNDS† - 4.5%
iShares Russell Midcap
Growth Index Fund	107,415	6,357,894
Total Exchange Traded Funds
(Cost $6,293,184)		6,357,894

42 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2012	Series J (Mid Cap Growth Series)

	Face
	amount	Value
REPURCHASE AGREEMENT††,1 - 5.8%
UMB Financial Corp.
issued 06/29/12 at 0.05%
due 07/02/12	$8,118,000	$8,118,000
Total Repurchase Agreement
(Cost $8,118,000)		8,118,000
Total Investments - 99.4%
(Cost $132,769,466)		$139,112,989
Other Assets & Liabilities,
net - 0.6%		854,969
Total Net Assets - 100.0%		$139,967,958

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 43

Series J (Mid Cap Growth Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $124,651,466)	$130,994,989
Repurchase agreements, at value
(cost $8,118,000)	8,118,000
Total investments
(cost $132,769,466)	139,112,989
Prepaid expenses	5,950
Cash	4,350
Receivables:
Securities sold	2,010,092
Fund shares sold	240,193
Dividends	116,623
Interest	22
Total assets	141,490,219

Liabilities:
Payable for:
Securities purchased	1,342,816
Management fees	84,464
Fund shares redeemed	57,064
Fund accounting/administration fees	10,699
Transfer agent/maintenance fees	6,646
Directors’ fees*	2,247
Miscellaneous	18,325
Total liabilities	1,522,261

Net Assets	$139,967,958

Net Assets Consist Of:
Paid in capital	$152,058,633
Accumulated net investment loss	(119,241)
Accumulated net realized loss on investments	(18,314,957)
Net unrealized appreciation on investments	6,343,523
Net assets	$139,967,958

Capital shares outstanding	4,447,392
Net asset value per share	$31.47

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$567,537
Interest	871
Total investment income	568,408

Expenses:
Management fees	542,141
Transfer agent/maintenance fees	11,239
Fund accounting/administration fees	68,671
Printing expenses	38,539
Directors’ fees*	9,219
Custodian fees	3,810
Miscellaneous	14,030
Total expenses	687,649
Net investment loss	(119,241)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,045,092
Net realized gain	11,045,092
Net change in unrealized appreciation
(depreciation) on:
Investments	1,867,037
Net change in unrealized appreciation
(depreciation)	1,867,037
Net realized and unrealized gain	12,912,129
Net increase in net assets resulting
from operations	$12,792,888

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

STATEMENTS OF CHANGES
IN NET ASSETS	Series J (Mid Cap Growth Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(119,241)	$(149,404)
Net realized gain on investments	11,045,092	17,884,969
Net change in unrealized appreciation (depreciation) on investments	1,867,037	(24,499,861)
Net increase (decrease) in net assets resulting from operations	12,792,888	(6,764,296)

Capital Share Transactions:
Proceeds from sale of shares	7,021,162	15,343,716
Cost of shares redeemed	(16,314,801)	(41,499,200)
Net decrease from capital share transactions	(9,293,639)	(26,155,484)
Net increase (decrease) in net assets	3,499,249	(32,919,780)

Net Assets:
Beginning of period	136,468,709	169,388,489
End of period	$139,967,958	$136,468,709
Accumulated net investment loss at end of period	$(119,241)	$—

Capital Share Activity:
Shares sold	218,673	506,362
Shares redeemed	(518,481)	(1,396,435)
Net decrease in shares	(299,808)	(890,073)

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 45

financial highlights	Series J (Mid Cap Growth Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$28.75	$30.05	$24.20	$16.81	$28.00	$31.26
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.03)	(.02)	(.03)	(.01)	(.04)
Net gain (loss) on investments (realized
and unrealized)	2.75	(1.27)	5.87	7.42	(11.18)	(3.22)
Total from investment operations	2.72	(1.30)	5.85	7.39	(11.19)	(3.26)
Net asset value, end of period	$31.47	$28.75	$30.05	$24.20	$16.81	$28.00

Total Return[c]	9.46%	(4.33%)	24.17%	43.96%	(39.96%)	(10.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139,968	$136,469	$169,388	$154,273	$122,030	$252,066
Ratios to average net assets:
Net investment loss	(0.16%)	(0.10%)	(0.10%)	(0.13%)	(0.06%)	(0.14%)
Total expenses[d]	0.95%	0.91%	0.91%	0.92%	0.91%	0.90%
Portfolio turnover rate	83%	155%	130%	136%	203%	34%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

46 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

FUND PROFILE (Unaudited)	June 30, 2012

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	June 1, 1995

Holdings (% of Total Net Assets)
iShares Barclays Aggregate Bond Fund	19.3%
SPDR S&P 500 ETF Trust	10.0%
Vanguard S&P 500 ETF	10.0%
iShares iBoxx Investment Grade
Corporate Bond Fund	7.4%
iShares S&P MidCap 400 Index Fund	6.0%
iShares MSCI EAFE Index Fund	2.9%
Rolls-Royce Holdings plc	0.0%
iShares S&P 500 Index Fund	0.0%
Total	55.6%

“Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series N (Managed Asset Allocation Series)

	Shares	Value
RIGHTS†† - 0.0%
Rolls-Royce Holdings plc
Expires 07/06/12	555,546	$870
Total Rights
(Cost $550)		870

EXCHANGE TRADED FUNDS† - 55.5%
iShares Barclays Aggregate Bond Fund	110,198	12,265,036
SPDR S&P 500 ETF Trust	46,804	6,377,981
Vanguard S&P 500 ETF	101,785	6,339,170
iShares iBoxx Investment Grade
Corporate Bond Fund	39,757	4,677,809
iShares S&P MidCap 400 Index Fund	40,226	3,786,473
iShares MSCI EAFE Index Fund	37,530	1,874,999
iShares S&P 500 Index Fund	2	274
Total Exchange Traded Funds
(Cost $34,951,986)		35,321,742
SHORT TERM INVESTMENTS†† - 40.9%
State Street General Account
Money Market Fund	25,977,627	25,977,627
Total Short Term Investments
(Cost $25,977,627)		25,977,627
Total Investments – 96.4%
(Cost $60,930,163)		$61,300,239
Other Assets & Liabilities,
net - 3.6%		2,275,869
Total Net Assets - 100.0%		$63,576,108

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $8,823,220)	124	$389,789
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $10,518,688)	155	299,044
September 2012 Nikkei 225 Index
Futures Contracts
(Aggregate Value of
Contracts $1,276,100)	28	82,531
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,275,520)	16	52,232
July 2012 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $1,385,588)	11	49,134

		Unrealized
	Contracts	Gain (loss)
September 2012 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $1,215,614)	14	$29,839
September 2012 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $1,257,049)	12	7,543
September 2012 S&P/TSX 60 IX
Index Futures Contracts
(Aggregate Value of
Contracts $1,168,317)	9	329
(Total Aggregate Value of Contracts
$26,920,096)		$910,441

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Australian
Dollar Futures Contracts
(Aggregate Value of
Contracts $1,219,560)	12	$33,390
September 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $1,174,425)	12	10,184
September 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $1,176,720)	12	89
(Total Aggregate Value of Contracts
$3,570,705)		$43,663

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury
2 Year Note Futures Contracts
(Aggregate Value of
Contracts $4,404,375)	20	$(3,451)
September 2012 U.S. Treasury
10 Year Note Futures Contracts
(Aggregate Value of
Contracts $12,409,687)	93	(8,854)
(Total Aggregate Value of Contracts
$16,814,062)		$(12,305)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $2,375,063)	15	$(12,734)

48 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2012	Series N (Managed Asset Allocation Series)

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 DAX Index
Futures Contracts
(Aggregate Value of
Contracts $1,221,414)	6	$(45,964)
July 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $1,297,981)	32	(59,437)
(Total Aggregate Value of Contracts
$2,519,395)		$(105,401)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

plc — Public Limited Company

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 49

Series N (Managed Asset Allocation Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets
Investments, at value
(cost $60,930,163)	$61,300,239
Foreign currency, at value
(cost $43,723)	41,531
Segregated cash with broker	1,723,882
Cash	47,931
Prepaid expenses	2,691
Receivables:
Variation margin	507,135
Dividends	36,762
Foreign taxes reclaim	8,375
Fund shares sold	8,059
Total assets	63,676,605

Liabilities:
Payable for:
Management fees	33,236
Custodian fees	29,589
Fund shares redeemed	13,218
Fund accounting/administration fees	7,670
Transfer agent/maintenance fees	6,516
Directors’ fees*	1,792
Miscellaneous	8,476
Total liabilities	100,497

Net Assets	$63,576,108

Net Assets Consist Of:
Paid in capital	$62,430,756
Undistributed net investment income	1,078,359
Accumulated net realized loss on investments	(1,124,220)
Net unrealized appreciation on investments
and foreign currency	1,191,213
Net assets	$63,576,108

Capital shares outstanding	2,959,460
Net asset value per share	$21.48

STATEMENT OF
OPERATIONS (Unaudited)

 Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding
tax of $11,978)	$488,249
Interest	291,346
Total investment income	779,595

Expenses:
Management fees	284,961
Transfer agent/maintenance fees	10,966
Fund accounting/administration fees	48,244
Pricing service expense	40,058
Custodian fees	39,034
Directors’ fees*	3,655
Miscellaneous	20,628
Total expenses	447,546
Net investment income	332,049

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,852,874
Futures contracts	(1,421,080)
Foreign currency	(17,093)
Net realized gain	7,414,701
Net change in unrealized appreciation
(depreciation) on:
Investments	(3,988,881)
Futures contracts	823,664
Foreign currency	(1,895)
Net change in unrealized appreciation
(depreciation)	(3,167,112)
Net realized and unrealized gain	4,247,589
Net increase in net assets resulting
from operations	$4,579,638

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

STATEMENTS OF CHANGES
IN NET ASSETS	Series N (Managed Asset Allocation Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$332,049	$1,012,479
Net realized gain on investments and foreign currency	7,414,701	3,379,777
Net change in unrealized appreciation (depreciation)
on investments and foreign currency	(3,167,112)	(4,071,560)
Net increase in net assets resulting from operations	4,579,638	320,696

Capital Share Transactions:
Proceeds from sale of shares	1,310,810	3,984,353
Cost of shares redeemed	(6,089,383)	(19,263,587)
Net decrease from capital share transactions	(4,778,573)	(15,279,234)
Net decrease in net assets	(198,935)	(14,958,538)

Net Assets:
Beginning of period	63,775,043	78,733,581
End of period	$63,576,108	$63,775,043
Undistributed net investment income at end of period	$1,078,359	$746,310

Capital Share Activity:
Shares sold	61,778	199,479
Shares redeemed	(287,194)	(973,315)
Net decrease in shares	(225,416)	(773,836)

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 51

financial highlights	Series N (Managed Asset Allocation Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$20.02	$19.89	$17.99	$14.31	$19.67	$18.55
Income (loss) from investment operations:
Net investment income[b]	.11	.28	.26	.27	.34	.32
Net gain (loss) on investments (realized
and unrealized)	1.35	(.15)	1.64	3.41	(5.70)	.80
Total from investment operations	1.46	.13	1.90	3.68	(5.36)	1.12
Net asset value, end of period	$21.48	$20.02	$19.89	$17.99	$14.31	$19.67

Total Return[c]	7.29%	0.65%	10.56%	25.63%	(27.25%)	6.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,576	$63,775	$78,734	$79,432	$76,421	$117,423
Ratios to average net assets:
Net investment income	1.03%	1.40%	1.40%	1.71%	1.94%	1.63%
Total expenses[d]	1.39%	1.56%	1.50%	1.66%	1.52%	1.41%
Portfolio turnover rate	115%	44%	52%	46%	82%	75%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

52 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

FUND PROFILE (Unaudited)	June 30, 2012

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Equifax, Inc.	2.9%
Chevron Corp.	2.8%
Western Union Co.	2.6%
Wells Fargo & Co.	2.6%
TE Connectivity Ltd.	2.5%
Edison International	2.2%
Berkshire Hathaway, Inc. — Class B	2.2%
Aon plc	2.2%
Time Warner, Inc.	2.0%
Covidien plc	2.0%
Top Ten Total	24.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series O (All Cap Value Series)

	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 24.7%
Wells Fargo & Co.	102,633	$3,432,047
Berkshire Hathaway, Inc. — Class B*	35,900	2,991,547
Aon plc	63,300	2,961,174
U.S. Bancorp	82,317	2,647,315
Allstate Corp.	61,650	2,163,299
JPMorgan Chase & Co.	56,000	2,000,880
American Financial Group, Inc.	47,800	1,875,194
American International Group, Inc.*	58,100	1,864,429
BB&T Corp.	59,200	1,826,320
State Street Corp.	39,600	1,767,744
Hanover Insurance Group, Inc.	44,320	1,734,242
WR Berkley Corp.	41,850	1,628,802
Progressive Corp.	57,200	1,191,476
Reinsurance Group of America,
Inc. — Class A	18,855	1,003,274
Alleghany Corp.*	2,513	853,791
Ocwen Financial Corp.*	35,117	659,497
Employers Holdings, Inc.	33,000	595,320
RenaissanceRe Holdings Ltd.	6,450	490,265
Endurance Specialty Holdings Ltd.	12,130	464,822
MGIC Investment Corp.*	155,893	448,972
Huntington Bancshares, Inc.	36,960	236,544
Old National Bancorp	19,545	234,735
Total Financials		33,071,689

Industrials - 16.0%
Equifax, Inc.	83,600	3,895,760
Republic Services, Inc. — Class A	77,100	2,040,066
United Technologies Corp.	25,800	1,948,674
URS Corp.	55,200	1,925,376
Quanta Services, Inc.*	78,200	1,882,274
GeoEye, Inc.*	115,460	1,787,321
Parker Hannifin Corp.	15,700	1,207,016
Covanta Holding Corp.	67,000	1,149,050
Trex Company, Inc.*	34,800	1,047,132
Saia, Inc.*	39,000	853,710
Aegion Corp. — Class A*	42,010	751,559
Navigant Consulting, Inc.*	58,500	739,440
Orbital Sciences Corp.*	48,821	630,767
FTI Consulting, Inc.*	13,260	381,225
Atlas Air Worldwide Holdings, Inc.*	7,928	344,947
ICF International, Inc.*	11,100	264,624
DryShips, Inc.*	102,700	224,913
General Cable Corp.*	7,100	184,174
United Stationers, Inc.	4,990	134,481
Total Industrials		21,392,509

Energy - 14.5%
Chevron Corp.	35,100	3,703,050
Williams Companies, Inc.	89,900	2,590,918
Apache Corp.	22,410	1,969,615
McDermott International, Inc.*	174,158	1,940,120
ConocoPhillips	29,400	1,642,872
Halliburton Co.	46,300	1,314,457
Plains Exploration & Production Co.*	26,960	948,453
Exxon Mobil Corp.	11,020	942,981
Chesapeake Energy Corp.	42,000	781,200
Gulfport Energy Corp.*	31,900	658,097
SandRidge Energy, Inc.*	87,511	585,449
Phillips 66*	14,700	488,628
WPX Energy, Inc.*	29,966	484,850
Goodrich Petroleum Corp.*	32,356	448,454
Resolute Energy Corp.*	46,000	440,220
Whiting Petroleum Corp.*	8,390	344,997
USEC, Inc.*	94,070	93,129
Total Energy		19,377,490

Information Technology - 13.5%
Western Union Co.	210,500	3,544,819
TE Connectivity Ltd.	103,200	3,293,112
Computer Sciences Corp.	106,600	2,645,812
IXYS Corp.*	176,300	1,969,271
Cisco Systems, Inc.	106,700	1,832,039
Hewlett-Packard Co.	76,352	1,535,439
Symmetricom, Inc.*	129,300	774,507
Cree, Inc.*	29,430	755,468
NetApp, Inc.*	21,880	696,222
Power-One, Inc.*	111,315	503,144
Maxwell Technologies, Inc.*	68,700	450,672
RF Micro Devices, Inc.*	26,714	113,535
Total Information Technology		18,114,040

Consumer Discretionary - 8.7%
Time Warner, Inc.	71,266	2,743,741
Lowe’s Companies, Inc.	90,300	2,568,132
Cabela’s, Inc.*	38,737	1,464,646
DeVry, Inc.	28,700	888,839
Brown Shoe Company, Inc.	52,392	676,380
Chico’s FAS, Inc.	42,690	633,520
Jack in the Box, Inc.*	20,000	557,600
Maidenform Brands, Inc.*	24,850	495,012
Apollo Group, Inc. — Class A*	12,100	437,899
Scholastic Corp.	14,500	408,320
Penn National Gaming, Inc.*	7,513	335,005
Jones Group, Inc.	31,924	305,193
Hanesbrands, Inc.*	7,920	219,622
Total Consumer Discretionary		11,733,909

54 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2012	Series O (All Cap Value Series)

	Shares	Value
Health Care - 7.5%
Covidien plc	49,500	$2,648,250
Aetna, Inc.	39,900	1,546,923
UnitedHealth Group, Inc.	21,000	1,228,500
MEDNAX, Inc.*	17,500	1,199,450
Teva Pharmaceutical Industries Ltd. ADR	24,920	982,844
Forest Laboratories, Inc.*	24,550	859,005
Community Health Systems, Inc.*	19,030	533,411
Hologic, Inc.*	24,443	440,952
Universal Health Services,
Inc. — Class B	9,340	403,114
Kindred Healthcare, Inc.*	29,594	290,909
Total Health Care		10,133,358

Consumer Staples - 6.9%
CVS Caremark Corp.	53,600	2,504,728
Wal-Mart Stores, Inc.	32,800	2,286,816
Kraft Foods, Inc. — Class A	53,700	2,073,893
Ralcorp Holdings, Inc.*	12,012	801,681
JM Smucker Co.	8,710	657,779
Hormel Foods Corp.	18,480	562,162
Darling International, Inc.*	19,245	317,350
Post Holdings, Inc.*	4,026	123,800
Total Consumer Staples		9,328,209

Utilities - 3.6%
Edison International	64,800	$2,993,760
Black Hills Corp.	22,000	707,740
Great Plains Energy, Inc.	23,922	512,170
ALLETE, Inc.	8,000	334,400
MDU Resources Group, Inc.	13,819	298,629
Total Utilities		4,846,699

Materials - 3.4%
Dow Chemical Co.	72,700	2,290,050
Owens-Illinois, Inc.*	47,630	913,067
Sonoco Products Co.	29,900	901,485
Zoltek Companies, Inc.*	30,900	279,027
Globe Specialty Metals, Inc.	18,460	247,918
Total Materials		4,631,547

Telecommunication Services - 0.7%
Windstream Corp.	93,500	903,210
Total Common Stocks
(Cost $127,556,774)		133,532,660
Total Investments - 99.5%
(Cost $127,556,774)		$133,532,660
Other Assets & Liabilities,
net - 0.5%		729,145
Total Net Assets - 100.0%		$134,261,805

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt

plc — Public Limited Company

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 55

Series O (All Cap Value Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets
Investments, at value
(cost $127,556,774)	$133,532,660
Cash	1,026,813
Prepaid expenses	5,852
Receivables:
Securities sold	454,705
Dividends	208,022
Fund shares sold	155,589
Total assets	135,383,641

Liabilities:
Payable for:
Fund shares redeemed	757,150
Securities purchased	254,921
Management fees	75,245
Fund accounting/administration fees	10,212
Transfer agent/maintenance fees	6,441
Directors’ fees*	2,282
Miscellaneous	15,585
Total liabilities	1,121,836

Net Assets	$134,261,805

Net Assets Consist Of:
Paid in capital	$149,343,549
Undistributed net investment income	1,661,313
Accumulated net realized loss on investments	(22,718,943)
Net unrealized appreciation on investments	5,975,886
Net assets	$134,261,805

Capital shares outstanding	5,965,840
Net asset value per share	$22.51

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$1,203,815
Interest	329
Total investment income	1,204,144

Expenses:
Management fees	494,381
Transfer agent/maintenance fees	11,008
Fund accounting/administration fees	67,094
Directors’ fees*	8,994
Custodian fees	1,870
Miscellaneous	34,618
Total expenses	617,965
Net investment income	586,179

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,063,909
Options written	153,699
Net realized gain	2,217,608
Net change in unrealized appreciation
(depreciation) on:
Investments	4,961,943
Options written	(161,964)
Net change in unrealized appreciation
(depreciation)	4,799,979
Net realized and unrealized gain	7,017,587
Net increase in net assets resulting
from operations	$7,603,766

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

STATEMENTS OF CHANGES
IN NET ASSETS	Series O (All Cap Value Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$586,179	$1,075,134
Net realized gain on investments	2,217,608	4,191,143
Net change in unrealized appreciation (depreciation) on investments	4,799,979	(12,570,533)
Net increase (decrease) in net assets resulting from operations	7,603,766	(7,304,256)

Capital Share Transactions:
Proceeds from sale of shares	3,160,154	15,737,462
Cost of shares redeemed	(14,296,243)	(36,360,715)
Net decrease from capital share transactions	(11,136,089)	(20,623,253)
Net decrease in net assets	(3,532,323)	(27,927,509)

Net Assets:
Beginning of period	137,794,128	165,721,637
End of period	$134,261,805	$137,794,128
Undistributed net investment income at end of period	$1,661,313	$1,075,134

Capital Share Activity:
Shares sold	138,628	687,537
Shares redeemed	(627,512)	(1,656,071)
Net decrease in shares	(488,884)	(968,534)

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 57

financial highlights	Series O (All Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008[e]	2007
Per Share Data
Net asset value, beginning of period	$21.35	$22.32	$19.14	$14.39	$23.37	$22.73
Income (loss) from investment operations:
Net investment income[b]	.09	.15	.14	.16	.34	.34
Net gain (loss) on investments (realized
and unrealized)	1.07	(1.12)	3.04	4.59	(9.32)	.30
Total from investment operations	1.16	(.97)	3.18	4.75	(8.98)	.64
Net asset value, end of period	$22.51	$21.35	$22.32	$19.14	$14.39	$23.37

Total Return[c]	5.39%	(4.35%)	16.61%	33.01%	(38.43%)	2.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,262	$137,794	$165,722	$161,918	$156,634	$288,233
Ratios to average net assets:
Net investment income	0.83%	0.69%	0.68%	1.00%	1.72%	1.42%
Total expenses	0.87%	0.86%	0.86%	0.87%	1.09%	1.14%
Net expenses[d]	0.87%	0.86%	0.86%	0.85%	1.07%	1.14%
Portfolio turnover rate	8%	19%	11%	19%	124%	25%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	SI became the advisor of Series O effective August 15, 2008. Prior to August 15, 2008, T.Rowe Price subadvised the Series.

58 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

FUND PROFILE (Unaudited)	June 30, 2012

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	August 5, 1996

Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)
Fixed Income Instruments
BB-	15.9%
B-	13.1%
B	12.0%
BB+	9.6%
CCC+	8.0%
B+	7.9%
BB	7.3%
Other	16.6%
Other Instruments
Repurchase Agreement	8.1%
Common Stocks	0.8%
Preferred Stocks	0.7%
Warrants	0.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series P (High Yield Series)

	Shares	Value

COMMON STOCKS† - 0.8%
Energy - 0.5%
Stallion Oilfield Holdings Ltd.*,†††,1,2	19,265	$587,582
Financials - 0.3%
CIT Group, Inc.*	7,613	271,327
Leucadia National Corp.	247	5,254
Total Financials		276,581
Consumer Discretionary - 0.0%
Adelphia Recovery Trust	5,270	53
Industrials - 0.0%
Delta Air Lines, Inc.*	1	11
Health Care - 0.0%
MEDIQ, Inc.*,†††,1	92	1
Total Common Stocks
(Cost $585,828)		864,228

PREFERRED STOCKS - 0.6%
Financials - 0.3%
Citigroup Capital XIII
7.88% due 10/30/40*,†,7	25,000	682,250
U.S. Shipping Corp*,†††,1	24,529	6,132
Total Preferred Stocks
(Cost $1,250,000)		688,382

WARRANTS††† - 0.0%
Reader’s Digest Association, Inc.
02/19/14[1]	478	5
Total Warrants
(Cost $—)		5

	Face
	Amount
CORPORATE BONDS†† - 84.4%
Financials - 19.8%
Nelnet, Inc.
3.84% due 09/29/36[7]	$4,250,000	3,444,144
Nuveen Investments, Inc.
10.50% due 11/15/15	2,800,000	2,842,000
Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,848,722
6.75% due 12/01/14	650,000	685,705
Icahn Enterprises LP
8.00% due 01/15/18	2,000,000	2,125,000
Forest City Enterprises, Inc.
7.63% due 06/01/15	1,750,000	1,736,875
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,000,000	1,111,379
8.13% due 01/15/20	400,000	488,567
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	1,700,000	1,564,000
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,4,7]	1,400,000	1,336,944
Pinnacle Foods Finance LLC
8.25% due 09/01/17	500,000	528,750
9.25% due 04/01/15	500,000	513,750
E*TRADE Financial Corp.
12.50% due 11/30/17	900,000	1,031,625
CIT Group, Inc.
7.00% due 05/02/17[2,4]	844,604	846,188
Progress Capital Trust I
10.50% due 06/01/27	700,000	718,375
Aviv Healthcare Properties LP
7.75% due 02/15/19	250,000	257,500
USI Holdings Corp.
9.75% due 05/15/15[2,4]	100,000	100,375
FCB Capital Trust I
8.05% due 03/01/28	75,000	74,307
Total Financials		21,254,206

Consumer Discretionary - 14.6%
Penske Automotive Group, Inc.
7.75% due 12/15/16	2,500,000	2,593,749
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,4]	2,500,000	2,509,375
Pinnacle Entertainment, Inc.
8.75% due 05/15/20	2,000,000	2,189,999
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[2,4]	1,931,695	2,091,060
Hanesbrands, Inc.
6.38% due 12/15/20	1,000,000	1,052,500
8.00% due 12/15/16	750,000	825,938
Travelport LLC
9.88% due 09/01/14	1,325,000	968,906
AMC Entertainment, Inc.
8.00% due 03/01/14	733,000	735,749
Sonic Automotive, Inc.
9.00% due 03/15/18	585,000	636,188
American Axle & Manufacturing
Holdings, Inc.
9.25% due 01/15/17[2,4]	500,000	558,750
XM Satellite Radio, Inc.
13.00% due 08/01/13[2,4]	500,000	557,500
Sally Holdings LLC
6.88% due 11/15/19	400,000	435,000
Burlington Coat Factory
Warehouse Corp.
10.00% due 02/15/19	200,000	212,000
Lamar Media Corp.
5.88% due 02/01/22[2,4]	125,000	128,125
AutoNation, Inc.
5.50% due 02/01/20	100,000	103,000
Baker & Taylor, Inc.
11.50% due 07/01/13[2,4]	150,000	86,625
Metaldyne Corp.
11.00% due 06/15/12†††,1,5	1,000,000	—
Total Consumer Discretionary		15,684,464

60 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2012	Series P (High Yield Series)

	face
	amount	Value

Industrials - 12.6%
Air Canada
12.00% due 02/01/16[2,4]	$2,650,000	$2,338,625
International Lease Finance Corp.
8.75% due 03/15/17	2,000,000	2,245,000
GeoEye, Inc.
8.63% due 10/01/16	2,250,000	2,210,625
HCA, Inc.
8.00% due 10/01/18	1,000,000	1,122,500
5.88% due 03/15/22	500,000	522,500
BE Aerospace, Inc.
8.50% due 07/01/18	1,500,000	1,640,625
ARAMARK Holdings Corp.
8.63% due 05/01/16[2,4]	1,000,000	1,023,760
Covanta Holding Corp.
6.38% due 10/01/22	750,000	792,746
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	750,000	783,750
Alion Science & Technology Corp.
10.25% due 02/01/15	1,500,000	630,000
American Railcar Industries, Inc.
7.50% due 03/01/14	208,000	210,600
Triumph Group, Inc.
8.00% due 11/15/17	100,000	109,000
Total Industrials		13,629,731

Health Care - 11.6%
IASIS Healthcare LLC/IASIS
Capital Corp.
8.38% due 05/15/19	2,250,000	2,227,500
Vanguard Health Holding
Company II LLC
7.75% due 02/01/19	2,000,000	2,020,000
HealthSouth Corp.
8.13% due 02/15/20	1,769,000	1,932,633
Community Health Systems, Inc.
8.00% due 11/15/19	900,000	958,500
8.88% due 07/15/15	297,000	304,796
Tenet Healthcare Corp.
8.88% due 07/01/19	1,000,000	1,122,500
STHI Holding Corp.
8.00% due 03/15/18[2,4]	950,000	1,004,625
Kindred Healthcare, Inc.
8.25% due 06/01/19	1,000,000	927,500
Apria Healthcare Group, Inc.
11.25% due 11/01/14	600,000	621,000
Fresenius Medical Care
US Finance, Inc.
5.75% due 02/15/21[2,4]	500,000	520,625
Radnet Management, Inc.
10.38% due 04/01/18	400,000	400,000
Symbion, Inc.
11.00% due 08/23/15	211,751	209,633
DJO Finance LLC
9.75% due 10/15/17	250,000	178,750
Valeant Pharmaceuticals International
7.00% due 10/01/20[2,4]	100,000	101,000
Total Health Care		12,529,062

Utilities - 6.7%
NRG Energy, Inc.
8.50% due 06/15/19	2,250,000	2,351,250
8.25% due 09/01/20	500,000	517,500
Red Oak Power LLC
8.54% due 11/30/19	1,606,053	1,702,416
Elwood Energy LLC
8.16% due 07/05/26	1,021,540	1,021,540
Calpine Corp.
7.88% due 01/15/23[2,4]	500,000	545,000
Targa Resources Partners LP
7.88% due 10/15/18	500,000	540,000
Inergy LP
7.00% due 10/01/18	300,000	309,000
MarkWest Energy Partners LP
6.75% due 11/01/20	250,000	265,625
Total Utilities		7,252,331

Energy - 6.4%
Stallion Oilfield Holdings Ltd.
10.50% due 02/15/15	1,154,000	1,223,240
Chesapeake Energy Corp.
6.13% due 02/15/21	1,250,000	1,209,375
Plains Exploration & Production Co.
6.13% due 06/15/19	1,000,000	1,005,000
Tesoro Corp.
6.50% due 06/01/17	900,000	924,750
Westmoreland Coal Partners
10.75% due 02/01/18[2,4]	850,000	758,625
Westmoreland Coal Co.
10.75% due 02/01/18	800,000	714,000
SandRidge Energy, Inc.
8.13% due 10/15/22[2,4]	350,000	353,500
BreitBurn Energy Partners LP
8.63% due 10/15/20	250,000	264,375
QEP Resources, Inc.
5.38% due 10/01/22	250,000	250,625
SM Energy Co.
6.50% due 11/15/21	150,000	152,625
SemGroup, LP
8.75% due 11/15/15†††,1	1,700,000	—
Total Energy		6,856,115

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2012	Series P (High Yield Series)

	face
	amount	Value

Telecommunication Services - 5.2%
DISH DBS Corp.
6.63% due 10/01/14	$2,300,000	$2,466,750
West Corp.
11.00% due 10/15/16	1,250,000	1,318,750
Avaya, Inc.
10.13% due 11/01/15	750,000	622,500
9.75% due 11/01/15	400,000	331,000
Sprint Capital Corp.
6.90% due 05/01/19	600,000	564,000
Clearwire Communications LLC
12.00% due 12/01/15[2,4]	300,000	273,000
Bonten Media Acquisition Co.
9.00% due 06/01/15[2,4,7]	126,868	86,270
Total Telecommunication Services		5,662,270

Consumer Staples - 3.8%
Constellation Brands, Inc.
7.25% due 05/15/17	1,000,000	1,143,750
Reynolds Group Issuer, Inc.
8.50% due 05/15/18[2,4]	750,000	735,000
9.00% due 04/15/19[2,4]	250,000	249,375
9.88% due 08/15/19[2,4]	125,000	129,688
American Achievement Corp.
10.88% due 04/15/16[2,4]	1,050,000	763,875
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,4]	600,000	549,000
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[2,4]	476,000	474,810
Spectrum Brands, Inc.
9.50% due 06/15/18[2,4]	50,000	56,500
Total Consumer Staples		4,101,998

Information Technology - 2.7%
Seagate Technology HDD Holdings
6.80% due 10/01/16	1,350,000	1,500,188
Seagate HDD Cayman
6.88% due 05/01/20	900,000	967,500
First Data Corp.
11.25% due 03/31/16	500,000	471,250
Total Information Technology		2,938,938

Materials - 1.0%
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	1,065,000
Methanex Corp.
8.75% due 08/15/12	5,000	5,019
Total Materials		1,070,019

Total Corporate Bonds
(Cost $86,940,356)		90,979,134
CONVERTIBLE BONDS†† - 4.7%
Financials - 1.7%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,285,000
E*TRADE Financial Corp.
0.00% due 08/31/19	750,000	593,438
Total Financials		1,878,438

Industrials - 1.5%
DryShips, Inc.
5.00% due 12/01/14	2,166,000	1,575,765
Energy - 0.9%
USEC, Inc.
3.00% due 10/01/14	2,050,000	994,250
Consumer Discretionary - 0.6%
Sonic Automotive, Inc.
5.00% due 10/01/29	500,000	651,250
Total Convertible Bonds
(Cost $5,872,360)		5,099,703
REPURCHASE AGREEMENT††,6 - 8.0%
UMB Financial Corp.
issued 06/29/12 at
0.05% due 07/02/12	8,597,000	8,597,000
Total Repurchase Agreement
(Cost $8,597,000)		8,597,000
Total Investments - 98.5%
(Cost $103,245,544)		$106,228,452
Other Assets & Liabilities,
net - 1.5%		1,645,967
Total Net Assets - 100.0%		$107,874,419

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except as noted — See Note 4.
††	Value determined based on Level 2 inputs, except as noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Security was acquired through a private placement.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $18,178,220 (cost $18,123,924), or 16.9% of total net assets.
[5]	Security is in default of interest and/or principal obligations
[6]	Repurchase Agreement — See Note 5.
[7]	Variable rate security. Rate indicated is rate effective at June 30, 2012.

62 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

Series P (High Yield Series)
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets
Investments, at value
(cost $94,648,544)	$97,631,452
Repurchase agreements, at value
(cost $8,597,000)	8,597,000
Total investments
(cost $103,245,544)	106,228,452
Cash	37,170
Prepaid expenses	5,038
Receivables:
Interest	1,928,178
Fund shares sold	44,563
Other assets	16,500
Total assets	108,259,901

Liabilities:
Payable for:
Fund shares redeemed	295,596
Management fees	64,083
Fund accounting/administration fees	8,117
Transfer agent/maintenance fees	6,469
Directors’ fees*	1,625
Miscellaneous	9,592
Total liabilities	385,482

Net Assets	$107,874,419

Net Assets Consist Of:
Paid in capital	$87,381,757
Undistributed net investment income	16,510,759
Undistributed net realized gain on investments	982,495
Net unrealized appreciation on investments	2,999,408
Net assets	$107,874,419

Capital shares outstanding	3,773,921
Net asset value per share	$28.58

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$5,064,868
Dividends	25,393
Total investment income	5,090,261

Expenses:
Management fees	465,800
Transfer agent/maintenance fees	10,970
Fund accounting/administration fees	59,001
Directors’ fees*	6,672
Custodian fees	4,355
Miscellaneous	25,373
Total expenses	572,171
Net investment income	4,518,090

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,522,588)
Net realized loss	(1,522,588)
Net change in unrealized appreciation
(depreciation) on:
Investments	5,033,453
Net change in unrealized appreciation
(depreciation)	5,033,453
Net realized and unrealized gain	3,510,865
Net increase in net assets resulting
from operations	$8,028,955

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 63

STATEMENTS OF CHANGES
IN NET ASSETS	Series P (High Yield Series)

	Period Ended	Year
	June 30,	Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$4,518,090	$9,242,551
Net realized gain (loss) on investments	(1,522,588)	2,885,909
Net change in unrealized appreciation (depreciation) on investments	5,033,453	(11,100,467)
Net increase in net assets resulting from operations	8,028,955	1,027,993

Capital Share Transactions:
Proceeds from sale of shares	28,325,672	62,415,591
Cost of shares redeemed	(46,636,334)	(83,736,331)
Net decrease from capital share transactions	(18,310,662)	(21,320,740)
Net decrease in net assets	(10,281,707)	(20,292,747)

Net Assets:
Beginning of period	118,156,126	138,448,873
End of period	$107,874,419	$118,156,126
Undistributed net investment income at end of period	$16,510,759	$11,992,669

Capital Share Activity:
Shares sold	1,016,200	2,320,705
Shares redeemed	(1,656,492)	(3,076,874)
Net decrease in shares	(640,292)	(756,169)

64 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

financial highlights	Series P (High Yield Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$26.77	$26.78	$23.20	$13.37	$19.18	$18.79
Income (loss) from investment operations:
Net investment income[b]	1.02	2.00	2.02	1.89	1.57	1.38
Net gain (loss) on investments (realized and unrealized)	.79	(2.01)	1.56	7.94	(7.38)	(.99)
Total from investment operations	1.81	(.01)	3.58	9.83	(5.81)	.39
Net asset value, end of period	$28.58	$26.77	$26.78	$23.20	$13.37	$19.18

Total Return[c]	6.80%	(0.04%)	15.43%	73.52%	(30.29%)	2.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$107,874	$118,156	$138,449	$139,132	$83,219	$115,301
Ratios to average net assets:
Net investment income	7.27%	7.34%	8.16%	10.24%	9.02%	7.19%
Total expenses	0.92%	0.93%	0.94%	0.94%	0.94%	0.92%
Portfolio turnover rate	12%	64%	56%	48%	33%	50%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 65

FUND PROFILE (Unaudited)	June 30, 2012

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	3.6%
Cabela’s, Inc.	3.2%
Global Cash Access Holdings, Inc.	3.1%
Great Lakes Dredge & Dock Corp.	2.6%
Abraxas Petroleum Corp.	2.2%
Cree, Inc.	2.1%
TPC Group, Inc.	2.0%
Covanta Holding Corp.	2.0%
Reinsurance Group of America, Inc. — Class A	1.9%
IXYS Corp.	1.9%
Top Ten Total	24.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

66 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series Q (Small Cap Value Series)

	Shares	Value

COMMON STOCKS† - 99.1%
Industrials - 21.8%
Great Lakes Dredge & Dock Corp.	402,163	$2,863,402
Covanta Holding Corp.	124,620	2,137,233
Saia, Inc.*	84,830	1,856,929
ICF International, Inc.*	69,100	1,647,344
Navigant Consulting, Inc.*	128,180	1,620,195
GeoEye, Inc.*	99,017	1,532,783
Aegion Corp. — Class A*	85,408	1,527,949
Celadon Group, Inc.	84,479	1,383,766
Sterling Construction Company, Inc.*	132,228	1,351,370
Orbital Sciences Corp.*	92,421	1,194,079
Powell Industries, Inc.*	27,650	1,033,004
Vitran Corporation, Inc. — Class A*	144,500	867,000
EnergySolutions, Inc.*	502,020	848,414
General Cable Corp.*	30,250	784,685
Energy Recovery, Inc.*	303,190	727,656
Marten Transport Ltd.	26,669	566,983
Atlas Air Worldwide Holdings, Inc.*	12,861	559,582
DryShips, Inc.*	247,320	541,631
Furmanite Corp.*	111,190	540,383
Total Industrials		23,584,388

Financials - 19.7%
Hanover Insurance Group, Inc.[1]	98,630	3,859,391
Reinsurance Group of America,
Inc. — Class A	39,155	2,083,438
Horace Mann Educators Corp.	117,000	2,045,160
Ocwen Financial Corp.*	86,641	1,627,118
1st Source Corp.	65,430	1,478,718
Redwood Trust, Inc.	93,420	1,165,882
MGIC Investment Corp.*	392,542	1,130,521
Endurance Specialty Holdings Ltd.	29,320	1,123,542
Bancorp, Inc.*	118,360	1,118,502
PrivateBancorp, Inc. — Class A	73,062	1,078,395
Employers Holdings, Inc.	55,490	1,001,039
Lexington Realty Trust	99,400	841,918
Solar Senior Capital Ltd.	48,299	816,253
AMERISAFE, Inc.*	28,364	736,046
Safeguard Scientifics, Inc.*	36,920	571,522
BancFirst Corp.	13,037	546,381
First Marblehead Corp.*	90,212	105,548
Total Financials		21,329,374

Information Technology - 15.5%
Global Cash Access Holdings, Inc.*	462,740	3,336,355
Cree, Inc.*	87,670	2,250,490
IXYS Corp.*	184,200	2,057,514
Insight Enterprises, Inc.*	105,649	1,778,073
Multi-Fineline Electronix, Inc.*	53,220	1,311,341
Digi International, Inc.*	127,249	1,303,029
Maxwell Technologies, Inc.*	190,240	1,247,974
Power-One, Inc.*	166,825	754,049
Symmetricom, Inc.*	108,549	650,209
Spansion, Inc. — Class A*	58,430	641,561
Intermec, Inc.*	98,630	611,506
Perficient, Inc.*	48,987	550,124
RF Micro Devices, Inc.*	59,935	254,724
Total Information Technology		16,746,949

Consumer Discretionary - 14.4%
Cabela’s, Inc.*	92,437	3,495,043
International Speedway Corp. — Class A	70,600	1,848,308
Maidenform Brands, Inc.*	91,220	1,817,103
Chico’s FAS, Inc.	110,420	1,638,632
DeVry, Inc.	46,930	1,453,422
Brown Shoe Company, Inc.	106,410	1,373,753
Scholastic Corp.	32,954	927,985
Penn National Gaming, Inc.*	18,856	840,789
iRobot Corp.*	36,675	812,351
Jones Group, Inc.	81,877	782,744
Coldwater Creek, Inc.*	1,017,558	555,587
Total Consumer Discretionary		15,545,717

Energy - 9.1%
Abraxas Petroleum Corp.*	759,600	2,423,123
Kodiak Oil & Gas Corp.*	210,600	1,729,026
Gulfport Energy Corp.*	71,525	1,475,561
Goodrich Petroleum Corp.*	93,896	1,301,399
Resolute Energy Corp.*	111,310	1,065,237
PDC Energy, Inc.*	30,850	756,442
Sanchez Energy Corp.*	28,149	585,499
USEC, Inc.*	271,330	268,617
Tesco Corp.*	22,070	264,840
Total Energy		9,869,744

Utilities - 6.4%
UGI Corp.	68,890	2,027,432
Great Plains Energy, Inc.	85,900	1,839,119
Black Hills Corp.	41,390	1,331,516
South Jersey Industries, Inc.	23,210	1,183,014
MDU Resources Group, Inc.	25,365	548,138
Total Utilities		6,929,219

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2012	Series Q (Small Cap Value Series)

	Shares	Value

Materials - 5.8%
TPC Group, Inc.*	58,900	$2,176,355
Landec Corp.*	181,144	1,550,592
Zoltek Companies, Inc.*	138,200	1,247,946
A. Schulman, Inc.	36,120	716,982
Globe Specialty Metals, Inc.	45,540	611,602
HB Fuller Co.	225	6,908
Total Materials		6,310,385

Consumer Staples - 3.7%
Central Garden and Pet Co. — Class A*	145,502	1,584,517
Spartan Stores, Inc.	79,360	1,438,797
Darling International, Inc.*	47,931	790,382
Central Garden and Pet Co.*	19,047	197,708
Total Consumer Staples		4,011,404

Health Care - 2.7%
Greatbatch, Inc.*	51,851	1,177,537
ICU Medical, Inc.*	20,430	1,090,553
Kindred Healthcare, Inc.*	65,010	639,048
Total Health Care		2,907,138

Total Common Stocks
(Cost $99,247,280)		107,234,318

CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,2	116,667	37,473
Total Convertible Preferred Stocks
(Cost $111,410)		37,473

	face
	amount	Value

CONVERTIBLE BONDS†† - 0.3%
Industrials - 0.3%
DryShips, Inc.
5.00% due 12/01/14	$400,000	$291,000
Total Convertible Bonds
(Cost $319,070)		291,000
Total Investments – 99.4%
(Cost $99,677,760)		$107,562,791

	Contracts
OPTIONS WRITTEN† - (0.2)%
Put Options on:
SandRidge Energy, Inc.
Expiring September 2012
with strike price of $7.00	278	(25,576)
SandRidge Energy, Inc.
Expiring September 2012
with strike price of $6.00	598	(28,106)
Plains Exploration & Production Co.
Expiring August 2012
with strike price of $40.00	250	(142,500)
Total Put Options		(196,182)

Total Options Written
(Premiums received $142,379)		(196,182)
Other Assets & Liabilities,
net - 0.8%		898,576
Total Net Assets - 100.0%		$108,265,185

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open put option written contracts at June 30, 2012.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

68 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

Series Q (Small Cap Value Series)
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $99,677,760)	$107,562,791
Cash	1,657,254
Prepaid expenses	4,482
Receivables:
Securities sold	1,298,482
Fund shares sold	142,531
Dividends	86,147
Interest	1,639
Total assets	110,753,326
Liabilities:
Options written, at value
(proceeds $142,379)	196,182
Payable for:
Securities purchased	1,634,341
Fund shares redeemed	545,986
Management fees	80,803
Fund accounting/administration fees	8,080
Transfer agent/maintenance fees	6,442
Directors’ fees*	1,589
Miscellaneous	14,718
Total liabilities	2,488,141
Net Assets	$108,265,185
Net Assets Consist Of:
Paid in capital	$86,528,759
Accumulated net investment loss	(35,400)
Undistributed net realized gain on investments	13,940,598
Net unrealized appreciation on investments	7,831,228
Net assets	$108,265,185

Capital shares outstanding	3,125,985
Net asset value per share	$34.63

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $4,473)	$605,868
Interest	23,448
Total investment income	629,316

Expenses:
Management fees	553,336
Transfer agent/maintenance fees	11,018
Fund accounting/administration fees	55,333
Directors’ fees*	6,932
Custodian fees	4,023
Miscellaneous	34,074
Total expenses	664,716
Net investment loss	(35,400)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,466,477
Options written	64,013
Net realized gain	6,530,490
Net change in unrealized appreciation (depreciation) on:
Investments	2,312,889
Options written	(75,409)
Net change in unrealized appreciation (depreciation)	2,237,480
Net realized and unrealized gain	8,767,970

Net increase in net assets resulting from operations	$8,732,570

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 69

STATEMENTS OF CHANGES
IN NET ASSETS	Series Q (Small Cap Value Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(35,400)	$(351,101)
Net realized gain on investments	6,530,490	22,043,374
Net change in unrealized appreciation (depreciation) on investments	2,237,480	(28,172,801)
Net increase (decrease) in net assets resulting from operations	8,732,570	(6,480,528)

Capital Share Transactions:
Proceeds from sale of shares	13,340,003	29,722,322
Cost of shares redeemed	(21,394,094)	(42,482,171)
Net decrease from capital share transactions	(8,054,091)	(12,759,849)
Net increase (decrease) in net assets	678,479	(19,240,377)

Net Assets:
Beginning of period	107,586,706	126,827,083
End of period	$108,265,185	$107,586,706
Accumulated net investment loss at end of period	$(35,400)	$—

Capital Share Activity:
Shares sold	378,311	862,428
Shares redeemed	(605,479)	(1,278,876)
Net decrease in shares	(227,168)	(416,448)

70 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

financial highlights	Series Q (Small Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008	2007
Per Share Data
Net asset value, beginning of period	$32.09	$33.64	$27.60	$17.70	$28.82	$26.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.10)	(.06)	(.01)	.06	(.12)
Net gain (loss) on investments (realized and unrealized)	2.55	(1.45)	6.10	9.91	(11.18)	2.80
Total from investment operations	2.54	(1.55)	6.04	9.90	(11.12)	2.68
Net asset value, end of period	$34.63	$32.09	$33.64	$27.60	$17.70	$28.82

Total Return[c]	7.92%	(4.61%)	21.88%	55.93%	(38.58%)	10.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,265	$107,587	$126,827	$125,460	$85,944	$166,871
Ratios to average net assets:
Net investment income (loss)	(0.06%)	(0.29%)	(0.22%)	(0.02%)	0.24%	(0.42%)
Total expenses	1.14%	1.12%	1.12%	1.14%	1.19%	1.18%
Portfolio turnover rate	26%	51%	38%	126%	25%	42%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	SI became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, Wells Capital Management, Inc. sub-advised the Series.

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 71

FUND PROFILE (Unaudited)	June 30, 2012

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	3.9%
Cabela’s, Inc.	3.2%
WR Berkley Corp.	2.9%
Computer Sciences Corp.	2.6%
American Financial Group, Inc.	2.5%
Covanta Holding Corp.	2.5%
IXYS Corp.	2.1%
Quanta Services, Inc.	2.1%
Reinsurance Group of America, Inc. — Class A	2.0%
Owens-Illinois, Inc.	2.0%
Top Ten Total	25.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

72 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2012	Series V (Mid Cap Value Series)

	Shares	Value

COMMON STOCKS† - 96.3%
Financials - 23.2%
Hanover Insurance Group, Inc.	249,360	$9,757,456
WR Berkley Corp.	184,000	7,161,280
American Financial Group, Inc.[1]	157,870	6,193,240
Reinsurance Group of America,
Inc. — Class A	93,647	4,982,956
Alleghany Corp.*	14,317	4,864,200
Ocwen Financial Corp.*	200,911	3,773,109
RenaissanceRe Holdings Ltd.	37,400	2,842,774
Endurance Specialty Holdings Ltd.	67,296	2,578,783
MGIC Investment Corp.*	855,333	2,463,359
Fifth Street Finance Corp.	229,654	2,291,947
Lexington Realty Trust	254,053	2,151,829
Employers Holdings, Inc.	98,600	1,778,744
Northern Trust Corp.	37,010	1,703,200
Old National Bancorp	111,784	1,342,526
Huntington Bancshares, Inc.	198,620	1,271,168
Investors Real Estate Trust	133,340	1,053,386
Redwood Trust, Inc.	61,138	763,003
First Marblehead Corp.*	218,236	255,336
Bimini Capital Management,
Inc. — Class A	209,849	49,524
Total Financials		57,277,820

Industrials - 19.4%
Covanta Holding Corp.	359,910	6,172,457
Quanta Services, Inc.*	216,000	5,199,119
Navigant Consulting, Inc.*	341,040	4,310,745
Equifax, Inc.	80,740	3,762,483
Aegion Corp. — Class A*	197,700	3,536,853
GeoEye, Inc.*	224,310	3,472,319
URS Corp.	76,820	2,679,482
Orbital Sciences Corp.*	198,464	2,564,155
Trex Company, Inc.*	80,300	2,416,227
Saia, Inc.*	106,900	2,340,041
FTI Consulting, Inc.*	75,770	2,178,388
ICF International, Inc.*	88,000	2,097,920
General Cable Corp.*	79,110	2,052,113
Babcock & Wilcox Co.*	70,442	1,725,829
DryShips, Inc.*	578,750	1,267,463
Atlas Air Worldwide Holdings, Inc.*	28,109	1,223,023
United Stationers, Inc.	37,810	1,018,980
Thermoenergy Corp.*	905,961	99,656
Total Industrials		48,117,253

Consumer Discretionary - 12.6%
Cabela’s, Inc.*	211,961	8,014,246
Chico’s FAS, Inc.	250,770	3,721,427
Brown Shoe Company, Inc.	273,621	3,532,447
Maidenform Brands, Inc.*	142,060	2,829,835
Jack in the Box, Inc.*	86,000	2,397,680
Scholastic Corp.	78,384	2,207,293
DeVry, Inc.	66,797	2,068,703
Penn National Gaming, Inc.*	41,131	1,834,031
Jones Group, Inc.	189,844	1,814,909
Apollo Group, Inc. — Class A*	46,600	1,686,454
Hanesbrands, Inc.*	42,130	1,168,265
HydroGen Corp.*,4	672,346	8,068
Total Consumer Discretionary		31,283,358

Information Technology - 9.4%
Computer Sciences Corp.	263,310	6,535,354
IXYS Corp.*	474,290	5,297,819
Cree, Inc.*	157,470	4,042,255
Maxwell Technologies, Inc.*	351,513	2,305,925
Power-One, Inc.*	508,621	2,298,967
Symmetricom, Inc.*	360,140	2,157,239
RF Micro Devices, Inc.*	137,943	586,258
Tessera Technologies, Inc.	12,428	191,018
Total Information Technology		23,414,835

Energy - 9.4%
Plains Exploration & Production Co.*	138,700	4,879,467
SandRidge Energy, Inc.*	580,574	3,884,040
Gulfport Energy Corp.*	157,387	3,246,894
Goodrich Petroleum Corp.*	209,877	2,908,895
Resolute Energy Corp.*	247,100	2,364,747
Whiting Petroleum Corp.*	54,315	2,233,433
McDermott International, Inc.*	162,621	1,811,598
Sanchez Energy Corp.*	65,513	1,362,670
USEC, Inc.*	598,070	592,089
Total Energy		23,283,833

Health Care - 5.8%
Community Health Systems, Inc.*	103,730	2,907,552
Forest Laboratories, Inc.*	76,380	2,672,536
Hologic, Inc.*	146,044	2,634,634
MEDNAX, Inc.*	36,185	2,480,120
Universal Health Services,
Inc. — Class B	51,140	2,207,202
Kindred Healthcare, Inc.*	160,530	1,578,010
Total Health Care		14,480,054

Materials - 5.8%
Owens-Illinois, Inc.*	256,010	4,907,711
Sonoco Products Co.	95,950	2,892,893
Zoltek Companies, Inc.*	195,490	1,765,275
Landec Corp.*	173,000	1,480,880
Globe Specialty Metals, Inc.	99,240	1,332,793
Bemis Company, Inc.	36,950	1,158,013
TPC Group, Inc.*	23,137	854,912
HB Fuller Co.	524	16,087
Total Materials		14,408,564

Consumer Staples - 5.5%
Ralcorp Holdings, Inc.*	64,669	4,316,009
JM Smucker Co.	47,440	3,582,669
Hormel Foods Corp.	104,520	3,179,498
Darling International, Inc.*	108,234	1,784,779
Post Holdings, Inc.*	22,119	680,159
Total Consumer Staples		13,543,114

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2012	Series V (Mid Cap Value Series)

	Shares	Value

Utilities - 5.2%
Great Plains Energy, Inc.	188,305	$4,031,610
Black Hills Corp.	101,800	3,274,906
UGI Corp.	74,599	2,195,449
ALLETE, Inc.	45,600	1,906,080
MDU Resources Group, Inc.	63,731	1,377,227
Total Utilities		12,785,272

Total Common Stocks
(Cost $227,780,474)		238,594,103

CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,2	308,333	99,037
Total Convertible Preferred Stocks
(Cost $294,438)		99,037

	Face
	amount
CONVERTIBLE BONDS†† - 1.1%
Energy - 0.7%
USEC, Inc.
3.00% due 10/01/14	$3,500,000	1,697,500
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	1,450,000	1,054,875
Total Convertible Bonds
(Cost $4,658,071)		2,752,375

REPURCHASE AGREEMENT††,3 - 2.1%
UMB Financial Corp.
issued 06/29/12 at 0.05%
due 07/02/12	5,308,000	5,308,000
Total Repurchase Agreement
(Cost $5,308,000)		5,308,000
Total Long Investments - 99.5%
(Cost $238,040,983)		$246,753,515

	Contracts	Value

OPTIONS WRITTEN† - (0.1)%
Put Options Written on:
SandRidge Energy, Inc.
Expiring September 2012
with strike price of $7.00	606	$(55,752)
SandRidge Energy, Inc.
Expiring September 2012
with strike price of $6.00	1,305	(61,335)
Plains Exploration & Production Co.
Expiring August 2012
with strike price of $40.00	350	(199,500)
Total Put Options		(316,587)
Total Options Written
(Premiums received $244,547)		(316,587)
Other Assets & Liabilities,
net - 0.6%		1,468,803
Total Net Assets - 100.0%		$247,905,731

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2012.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Repurchase Agreement — See Note 5.
[4]	Affiliated issuer — See Note 10

74 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

Series V (Mid Cap Value Series)
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $230,161,408)	$241,437,447
Investments in affiliated issuers, at value
(cost $2,571,575)	8,068
Repurchase agreements, at value
(cost $5,308,000)	5,308,000
Total investments
(cost $238,040,983)	246,753,515
Cash	885
Prepaid expenses	9,976
Receivables:
Securities sold	2,458,648
Dividends	271,616
Fund shares sold	101,690
Interest	32,064
Total assets	249,628,394

Liabilities:
Options written, at value
(proceeds $244,547)	316,587
Payable for:
Securities purchased	513,046
Fund shares redeemed	487,229
Management fees	146,663
Fund accounting/administration fees	18,577
Transfer agent/maintenance fees	6,369
Directors’ fees*	3,680
Miscellaneous	230,512
Total liabilities	1,722,663
Net Assets	$247,905,731
Net Assets Consist Of:
Paid in capital	$224,893,353
Undistributed net investment income	1,140,940
Undistributed net realized gain on investments	13,230,946
Net unrealized appreciation on investments	8,640,492
Net assets	$247,905,731

Capital shares outstanding	4,395,654
Net asset value per share	$56.40

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$1,460,341
Interest	133,059
Total investment income	1,593,400
Expenses:

Management fees	971,489
Transfer agent/maintenance fees	11,011
Fund accounting/administration fees	123,054
Directors’ fees*	16,248
Custodian fees	6,825
Miscellaneous	72,140
Total expenses	1,200,767
Net investment income	392,633

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,740,316
Options written	326,192
Net realized gain	10,066,508
Net change in unrealized appreciation (depreciation) on:
Investments	4,049,770
Options written	(408,337)
Net change in unrealized appreciation (depreciation)	3,641,433
Net realized and unrealized gain	13,707,941
Net increase in net assets resulting from operations	$14,100,574

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 75

STATEMENTS OF CHANGES
IN NET ASSETS	Series V (Mid Cap Value Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$392,633	$748,307
Net realized gain on investments	10,066,508	22,872,796
Net change in unrealized appreciation (depreciation) on investments	3,641,433	(44,373,384)
Net increase (decrease) in net assets resulting from operations	14,100,574	(20,752,281)

Capital Share Transactions:
Proceeds from sale of shares	6,739,864	20,299,766
Cost of shares redeemed	(23,554,888)	(65,345,769)
Net decrease from capital share transactions	(16,815,024)	(45,046,003)
Net decrease in net assets	(2,714,450)	(65,798,284)

Net Assets:
Beginning of period	250,620,181	316,418,465
End of period	$247,905,731	$250,620,181
Undistributed net investment income at end of period	$1,140,940	$748,307

Capital Share Activity:
Shares sold	115,815	353,775
Shares redeemed	(408,993)	(1,141,272)
Net decrease in shares	(293,178)	(787,497)

76 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

financial highlights	Series V (Mid Cap Value Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$53.45	$57.78	$49.05	$34.08	$47.64	$46.78
Income (loss) from investment operations:
Net investment income[b]	.09	.15	.39	.38	.49	.36
Net gain (loss) on investments (realized and unrealized)	2.86	(4.48)	8.34	14.59	(14.05)	.50
Total from investment operations	2.95	(4.33)	8.73	14.97	(13.56)	.86
Net asset value, end of period	$56.40	$53.45	$57.78	$49.05	$34.08	$47.64

Total Return[c]	5.52%	7.49%	17.80%	43.93%	(28.46%)	1.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$247,906	$250,620	$316,418	$304,730	$244,884	$409,211
Ratios to average net assets:
Net investment income	0.30%	0.26%	0.75%	0.97%	1.15%	0.73%
Total expenses	0.93%	0.90%	0.90%	0.91%	0.91%	0.89%
Portfolio turnover rate	8%	28%	25%	29%	56%	45%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 77

FUND PROFILE (Unaudited)	June 30, 2012

SERIES X (SMALL CAP GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
iShares Russell 2000 Growth Index Fund	4.3%
Jarden Corp.	2.0%
Nuance Communications, Inc.	2.0%
Oil States International, Inc.	1.9%
Cadence Design Systems, Inc.	1.9%
Ashland, Inc.	1.9%
Alliance Data Systems Corp.	1.8%
SBA Communications Corp. — Class A	1.7%
Texas Capital Bancshares, Inc.	1.7%
Life Time Fitness, Inc.	1.6%
Top Ten Total	20.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

78 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012	Series X (Small Cap Growth Series)

	Shares	Value

COMMON STOCKS† - 90.8%
Information Technology - 21.7%
Nuance Communications, Inc.*	28,380	$676,011
Cadence Design Systems, Inc.*	58,970	648,080
Alliance Data Systems Corp.*	4,594	620,190
IAC/InterActiveCorp.	11,625	530,100
Aspen Technology, Inc.*	18,950	438,693
Opnet Technologies, Inc.	15,040	399,913
Cavium, Inc.*	13,900	389,200
Fortinet, Inc.*	15,380	357,124
Aruba Networks, Inc.*	22,400	337,120
QLIK Technologies, Inc.*	15,001	331,822
Ciena Corp.*	20,000	327,400
Nanometrics, Inc.*	19,590	300,902
LogMeIn, Inc.*	8,450	257,894
NETGEAR, Inc.*	7,200	248,472
Harmonic, Inc.*	53,400	227,484
Lattice Semiconductor Corp.*	55,400	208,858
SolarWinds, Inc.*	4,630	201,683
Rofin-Sinar Technologies, Inc.*	10,610	200,847
Sourcefire, Inc.*	3,770	193,778
SYNNEX Corp.*	5,050	174,175
Informatica Corp.*	3,800	160,968
Riverbed Technology, Inc.*	6,800	109,820
VanceInfo Technologies, Inc. ADR*	11,150	106,817
Total Information Technology		7,447,351

Consumer Discretionary - 18.3%
Jarden Corp.	16,240	682,405
Life Time Fitness, Inc.*	11,555	537,423
Oxford Industries, Inc.	11,360	507,791
Lennar Corp. — Class A	15,580	481,578
SodaStream International Ltd.*	10,025	410,724
Pinnacle Entertainment, Inc.*	41,686	401,018
Penn National Gaming, Inc.*	8,915	397,520
BJ’s Restaurants, Inc.*	9,450	359,100
Hanesbrands, Inc.*	12,930	358,549
Pier 1 Imports, Inc.	20,700	340,101
MDC Partners, Inc. — Class A	29,700	336,798
Monro Muffler Brake, Inc.	9,710	322,760
Red Robin Gourmet Burgers, Inc.*	8,550	260,861
International Game Technology	14,600	229,950
Vail Resorts, Inc.	4,585	229,617
Ulta Salon Cosmetics & Fragrance, Inc.	1,875	175,088
HomeAway, Inc.*	6,900	150,006
Select Comfort Corp.*	4,900	102,508
Total Consumer Discretionary		6,283,797

Health Care - 17.8%
Endo Health Solutions, Inc.*	16,810	520,774
BioMarin Pharmaceutical, Inc.*	11,820	467,835
NxStage Medical, Inc.*	27,350	458,386
Haemonetics Corp.*	6,115	453,183
Optimer Pharmaceuticals, Inc.*	28,700	445,424
Dynavax Technologies Corp.*	95,800	413,856
Endologix, Inc.*	26,000	401,440
Health Management Associates, Inc. —
Class A*	42,530	333,861
Auxilium Pharmaceuticals, Inc.*	12,135	326,310
Hologic, Inc.*	16,610	299,644
AngioDynamics, Inc.*	23,660	284,157
Cepheid, Inc.*	6,335	283,491
Halozyme Therapeutics, Inc.*	29,490	261,281
Amarin Corporation plc ADR*	15,500	224,130
Acorda Therapeutics, Inc.*	8,750	206,150
Exact Sciences Corp.*	18,650	199,928
Pharmacyclics, Inc.*	3,150	172,022
HeartWare International, Inc.*	1,750	155,400
Momenta Pharmaceuticals, Inc.*	8,400	113,568
CardioNet, Inc.*	30,915	62,757
Achillion Pharmaceuticals, Inc.*	7,400	45,880
Total Health Care		6,129,477

Industrials - 12.1%
IDEX Corp.	11,590	451,778
BE Aerospace, Inc.*	10,100	440,966
WESCO International, Inc.*	7,000	402,850
Hexcel Corp.*	15,600	402,324
Titan International, Inc.	14,150	347,100
Kansas City Southern	4,965	345,365
Regal-Beloit Corp.	5,480	341,185
Crane Co.	8,050	292,859
Towers Watson & Co. — Class A	4,550	272,545
WABCO Holdings, Inc.*	4,980	263,591
Wabtec Corp.	2,835	221,158
Colfax Corp.*	7,950	219,182
AECOM Technology Corp.*	9,970	164,007
Total Industrials		4,164,910

Materials - 6.4%
Ashland, Inc.	9,350	648,049
HB Fuller Co.	15,050	462,035
Kaiser Aluminum Corp.	6,630	343,699
Silgan Holdings, Inc.	6,300	268,947
Universal Stainless & Alloy*	6,500	267,150
Cliffs Natural Resources, Inc.	4,110	202,582
Total Materials		2,192,462

Energy - 6.0%
Oil States International, Inc.*	10,010	662,662
Stone Energy Corp.*	15,200	385,168
Superior Energy Services, Inc.*	17,845	361,004
McDermott International, Inc.*	32,250	359,265
Energy XXI Bermuda Ltd.	9,692	303,263
Total Energy		2,071,362

Financials - 4.5%
Texas Capital Bancshares, Inc.*	14,200	573,538
Amtrust Financial Services, Inc.	15,100	448,621
IBERIABANK Corp.	7,355	371,060
Stifel Financial Corp.*	5,152	159,197
Total Financials		1,552,416

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2012	Series X (Small Cap Growth Series)

	Shares	Value

Telecommunication Services - 1.7%
SBA Communications Corp. —
Class A*	10,250	$584,763
Utilities - 1.5%
NorthWestern Corp.	14,385	527,930
Consumer Staples - 0.8%
Smart Balance, Inc.*	29,000	272,310
Total Common Stocks
(Cost $29,502,246)		31,226,778

EXCHANGE TRADED FUNDS† - 4.3%
iShares Russell 2000 Growth
Index Fund	16,090	1,471,752
Total Exchange Traded Funds
(Cost $1,459,860)		1,471,752
Total Investments - 95.1%
(Cost $30,962,106)		$32,698,530
Other Assets & Liabilities,
net - 4.9%		1,692,258
Total Net Assets - 100.0%		$34,390,788

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

80 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

Series X (Small Cap Growth Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $30,962,106)	$32,698,530
Cash	1,587,108
Prepaid expenses	2,684
Receivables:
Securities sold	158,076
Fund shares sold	34,318
Dividends	11,393
Total assets	34,492,109
Liabilities:
Payable for:
Fund shares redeemed	57,805
Management fees	23,123
Transfer agent/maintenance fees	6,536
Fund accounting/administration fees	2,584
Directors’ fees*	948
Miscellaneous	10,325
Total liabilities	101,321
Net Assets	$34,390,788
Net Assets Consist Of:
Paid in capital	$33,071,452
Accumulated net investment loss	(111,536)
Accumulated net realized loss on investments	(305,552)
Net unrealized appreciation on investments	1,736,424
Net assets	$34,390,788
Capital shares outstanding	1,744,843
Net asset value per share	$19.71

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,871)	$94,833
Interest	49
Total investment income	94,882

Expenses:
Management fees	155,756
Transfer agent/maintenance fees	10,958
Fund accounting/administration fees	17,408
Printing expenses	13,035
Directors’ fees*	2,457
Custodian fees	103
Miscellaneous	6,701
Total expenses	206,418
Net investment loss	(111,536)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,288,043
Net realized gain	3,288,043
Net change in unrealized appreciation (depreciation) on:
Investments	(904,530)
Net change in unrealized appreciation (depreciation)	(904,530)
Net realized and unrealized gain	2,383,513
Net increase in net assets resulting from operations	$2,271,977

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 81

STATEMENTS OF CHANGES

IN NET ASSETS	Series X (Small Cap Growth Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(111,536)	$(272,778)
Net realized gain on investments	3,288,043	6,867,850
Net change in unrealized appreciation (depreciation) on investments	(904,530)	(7,888,658)
Net increase (decrease) in net assets resulting from operations	2,271,977	(1,293,586)

Capital Share Transactions:
Proceeds from sale of shares	1,909,229	15,638,648
Cost of shares redeemed	(5,501,570)	(24,783,255)
Net decrease from capital share transactions	(3,592,341)	(9,144,607)
Net decrease in net assets	(1,320,364)	(10,438,193)

Net Assets:
Beginning of period	35,711,152	46,149,345
End of period	$34,390,788	$35,711,152
Accumulated net investment loss at end of period	$(111,536)	$—

Capital Share Activity:
Shares sold	93,418	818,023
Shares redeemed	(277,085)	(1,332,009)
Net decrease in shares	(183,667)	(513,986)

82 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

financial highlights	Series X (Small Cap Growth Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008[e]	2007
Per Share Data
Net asset value, beginning of period	$18.52	$18.89	$14.52	$10.74	$20.35	$19.27
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.12)	(.10)	(.04)	(.12)	(.17)
Net gain (loss) on investments (realized and unrealized)	1.25	(.25)	4.47	3.82	(9.49)	1.25
Total from investment operations	1.19	(.37)	4.37	3.78	(9.61)	1.08
Net asset value, end of period	$19.71	$18.52	$18.89	$14.52	$10.74	$20.35

Total Return[c]	6.43%	(1.96%)	30.10%	35.20%	(47.22%)	5.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,391	$35,711	$46,149	$35,396	$30,284	$81,833
Ratios to average net assets:
Net investment loss	(0.61%)	(0.63%)	(0.65%)	(0.30%)	(0.80%)	(0.82%)
Total expenses[d]	1.13%	1.08%	1.09%	1.10%	1.24%	1.20%
Portfolio turnover rate	39%	91%	88%	100%	209%	137%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	SI became the advisor of Series X effective December 1, 2008. Prior to December 1, 2008, RS Investments, Inc. sub-advised the Series.

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 83

FUND PROFILE (Unaudited)	June 30, 2012

SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.1%
Microsoft Corp.	4.3%
iShares Russell 1000 Growth Index Fund	4.1%
Google, Inc. — Class A	4.0%
CVS Caremark Corp.	4.0%
Covidien plc	3.5%
Comcast Corp. — Class A	3.4%
Wells Fargo & Co.	3.3%
Visa, Inc. — Class A	3.3%
Target Corp.	3.2%
Top Ten Total	41.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

84 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012	Series Y (Large Cap Concentrated Growth Series)

	Shares	Value

COMMON STOCKS† - 90.7%
Information Technology - 30.1%
Apple, Inc.*	5,195	$3,033,879
Microsoft Corp.	52,890	1,617,905
Google, Inc. — Class A*	2,600	1,508,182
Visa, Inc. — Class A	10,040	1,241,245
EMC Corp.*	45,170	1,157,707
International Business Machines Corp.	5,850	1,144,143
Citrix Systems, Inc.*	9,900	831,006
Broadcom Corp. — Class A*	23,920	808,496
Total Information Technology		11,342,563

Consumer Discretionary - 20.1%
Comcast Corp. — Class A	40,400	1,291,588
Target Corp.	20,500	1,192,895
Walt Disney Co.	23,533	1,141,351
Yum! Brands, Inc.	16,830	1,084,188
Home Depot, Inc.	19,750	1,046,553
Las Vegas Sands Corp.	21,060	915,899
Chipotle Mexican Grill, Inc. — Class A*	2,385	906,181
Total Consumer Discretionary		7,578,655

Consumer Staples - 13.0%
CVS Caremark Corp.	31,930	1,492,089
PepsiCo, Inc.	16,800	1,187,088
Kraft Foods, Inc. — Class A	29,150	1,125,773
Estee Lauder Companies, Inc. —
Class A	20,200	1,093,224
Total Consumer Staples		4,898,174

Industrials - 11.0%
United Parcel Service, Inc. — Class B	14,670	1,155,409
Precision Castparts Corp.	6,980	1,148,140
Honeywell International, Inc.	19,820	1,106,749
AMETEK, Inc.	14,850	741,164
Total Industrials		4,151,462

Health Care - 6.6%
Covidien plc	24,520	1,311,820
Biogen Idec, Inc.*	8,100	1,169,478
Total Health Care		2,481,298

Energy - 3.5%
Schlumberger Ltd.	11,600	752,956
National Oilwell Varco, Inc.	8,620	555,473
Total Energy		1,308,429

Financials - 3.3%
Wells Fargo & Co.	37,270	1,246,309

Materials - 3.1%
EI du Pont de Nemours & Co.	23,300	1,178,281
Total Common Stocks
(Cost $31,690,129)		34,185,171

EXCHANGE TRADED FUNDS† - 4.1%
iShares Russell 1000 Growth
Index Fund	24,200	1,530,166
Total Exchange Traded Funds
(Cost $1,501,642)		1,530,166
Total Investments - 94.8%
(Cost $33,191,771)		$35,715,337
Other Assets & Liabilities,
net - 5.2%		1,939,781
Total Net Assets - 100.0%		$37,655,118

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 85

Series Y (Large Cap Concentrated Growth Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $33,191,771)	$35,715,337
Cash	2,977,390
Prepaid expenses	1,595
Receivables:
Fund shares sold	68,154
Dividends	28,411
Total assets	38,790,887
Liabilities:
Payable for:
Securities purchased	591,478
Fund shares redeemed	502,481
Management fees	22,741
Transfer agent/maintenance fees	6,522
Fund accounting/administration fees	2,880
Directors’ fees*	1,023
Miscellaneous	8,644
Total liabilities	1,135,769
Net Assets	$37,655,118
Net Assets Consist Of:
Paid in capital	$41,645,433
Undistributed net investment income	127,052
Accumulated net realized loss on investments	(6,640,933)
Net unrealized appreciation on investments	2,523,566
Net assets	$37,655,118
Capital shares outstanding	3,622,963
Net asset value per share	$10.39

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$240,544
Interest	76
Total investment income	240,620

Expenses:
Management fees	146,569
Transfer agent/maintenance fees	10,958
Fund accounting/administration fees	18,565
Directors’ fees*	2,558
Custodian fees	1,365
Miscellaneous	13,535
Total expenses	193,550
Net investment income	47,070

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,427,872
Net realized gain	2,427,872
Net change in unrealized appreciation (depreciation) on:
Investments	896,583
Net change in unrealized appreciation (depreciation)	896,583
Net realized and unrealized gain	3,324,455
Net increase in net assets resulting from operations	$3,371,525

*Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

STATEMENTS OF CHANGES

IN NET ASSETS	Series Y (Large Cap Concentrated Growth Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$47,070	$79,982
Net realized gain on investments	2,427,872	2,231,026
Net change in unrealized appreciation (depreciation) on investments	896,583	(3,803,150)
Net increase (decrease) in net assets resulting from operations	3,371,525	(1,492,142)

Capital Share Transactions:
Proceeds from sale of shares	3,915,769	9,477,854
Cost of shares redeemed	(7,762,675)	(13,425,947)
Net decrease from capital share transactions	(3,846,906)	(3,948,093)
Net decrease in net assets	(475,381)	(5,440,235)

Net Assets:
Beginning of period	38,130,499	43,570,734
End of period	$37,655,118	$38,130,499
Undistributed net investment income at end of period	$127,052	$79,982

Capital Share Activity:
Shares sold	372,563	981,487
Shares redeemed	(755,040)	(1,357,067)
Net decrease in shares	(382,477)	(375,580)

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 87

financial highlights	Series Y (Large Cap Concentrated Growth Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$9.52	$9.95	$8.53	$6.40	$10.17	$10.84
Income (loss) from investment operations:
Net investment income[b]	.01	.02	.08	.03	.01	.06
Net gain (loss) on investments (realized and unrealized)	.86	(.45)	1.34	2.10	(3.78)	(.73)
Total from investment operations	.87	(.43)	1.42	2.13	(3.77)	(.67)
Net asset value, end of period	$10.39	$9.52	$9.95	$8.53	$6.40	$10.17

Total Return[c]	9.14%	(4.32%)	16.65%	33.28%	(37.07%)	(6.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,655	$38,130	$43,571	$41,338	$33,584	$66,323
Ratios to average net assets:
Net investment income	0.24%	0.20%	0.96%	0.37%	0.14%	0.51%
Total expenses[d]	0.99%	0.98%	0.96%	1.00%	0.97%	0.93%
Portfolio turnover rate	99%	153%	182%	151%	214%	16%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

88 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

FUND PROFILE (Unaudited)	June 30, 2012

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	July 7, 2003

Ten Largest Long Holdings
(% of Total Net Assets)
Philip Morris International, Inc.	5.6%
Altria Group, Inc.	3.7%
CA, Inc.	2.5%
AT&T, Inc.	2.4%
Johnson & Johnson	2.2%
Lockheed Martin Corp.	2.1%
Apple, Inc.	2.0%
Wells Fargo & Co.	2.0%
TJX Companies, Inc.	2.0%
USG Corp.	1.8%
Top Ten Total	26.3%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012	Series Z (Alpha Opportunity Series)

	Shares	Value

COMMON STOCKS† - 93.3%
Consumer Discretionary - 20.5%
TJX Companies, Inc.[1,2]	7,600	$326,267
Ross Stores, Inc.[1,2]	4,600	287,362
Family Dollar Stores, Inc.[1,2]	3,900	259,272
Limited Brands, Inc.[1,2]	5,400	229,662
Walt Disney Co.[1,2]	4,322	209,617
Mohawk Industries, Inc.*	2,499	174,505
DR Horton, Inc.	9,393	172,643
The Gap, Inc.[1,2]	6,300	172,368
Michael Kors Holdings Ltd.*	3,757	157,193
NVR, Inc.*	152	129,200
Amazon.com, Inc.*	546	124,679
Jack in the Box, Inc.*,1,2	4,200	117,096
Fuel Systems Solutions, Inc.*	6,630	110,655
Lennar Corp. — Class A	3,394	104,909
American Eagle Outfitters, Inc.	5,282	104,214
Toll Brothers, Inc.*	3,394	100,904
Target Corp.	1,677	97,585
Whirlpool Corp.	1,394	85,257
PulteGroup, Inc.*	7,424	79,437
PVH Corp.[1,2]	900	70,011
MDC Holdings, Inc.	2,129	69,554
Buffalo Wild Wings, Inc.*	757	65,586
Texas Roadhouse, Inc. — Class A	1,697	31,276
M/I Homes, Inc.*	1,485	25,720
Standard Pacific Corp.*	4,030	24,946
Ryland Group, Inc.	854	21,845
RadioShack Corp.[1,2]	5,500	21,120
Perfumania Holdings, Inc.*	1,176	9,749
Total Consumer Discretionary		3,382,632

Industrials - 20.5%
Lockheed Martin Corp.[1,2]	3,993	347,710
USG Corp.*	15,877	302,456
Joy Global, Inc.[1,2]	4,800	272,304
Trinity Industries, Inc.[1,2]	10,800	269,784
Watsco, Inc.	3,274	241,621
AO Smith Corp.[1,2]	4,500	220,004
Towers Watson & Co. — Class A1,2	2,400	143,761
Masco Corp.	9,041	125,399
Hub Group, Inc. — Class A*	3,226	116,781
United Continental Holdings, Inc.*	4,454	108,365
Celadon Group, Inc.	6,174	101,131
Watts Water Technologies,
Inc. — Class A1,2	3,000	100,021
Fortune Brands Home &
Security, Inc.*	4,354	96,964
General Electric Co.[1,2]	4,500	93,780
TrueBlue, Inc.*	5,648	87,431
Con-way, Inc.[1,2]	1,800	64,998
Con-way, Inc.	394	14,227
Northrop Grumman Corp.[1,2]	1,100	70,169
Huron Consulting Group, Inc.*	2,066	65,389
Rollins, Inc.	2,424	54,225
Swift Transportation Co. — Class A*	5,634	53,241
Southwest Airlines Co.	5,211	48,044
US Airways Group, Inc.*	3,581	47,735
Knight Transportation, Inc.	2,969	47,474
Old Dominion Freight Line, Inc.*	848	36,710
Quanta Services, Inc.*	1,424	34,276
JetBlue Airways Corp.*	5,939	31,477
Stanley Black & Decker, Inc.	424	27,289
Valmont Industries, Inc.	192	23,226
Copa Holdings S.A. — Class A	264	21,775
Thermon Group Holdings, Inc.*	1,035	21,435
Trex Company, Inc.*	577	17,362
Spirit Airlines, Inc.*	845	16,444
Delta Air Lines, Inc.*	1,485	16,261
Alaska Air Group, Inc.*	394	14,145
H&E Equipment Services, Inc.*	727	10,927
Huntington Ingalls Industries, Inc.*,1,2	183	7,364
Beacon Roofing Supply, Inc.*	192	4,842
Total Industrials		3,376,547

Health Care - 12.5%
Johnson & Johnson[1,2]	5,300	358,068
ViroPharma, Inc.*,1,2	10,500	248,850
Lincare Holdings, Inc.[1,2]	4,100	139,482
Amgen, Inc.[1,2]	1,900	138,777
Life Technologies Corp.*,1,2	3,000	134,970
WellCare Health Plans, Inc.*,1,2	2,400	127,200
Forest Laboratories, Inc.*,1,2	3,600	125,964
AstraZeneca plc††,[1,2]	2,800	125,095
GlaxoSmithKline plc††,[1,2]	5,500	124,876
Intuitive Surgical, Inc.*	212	117,403
Baxter International, Inc.[1,2]	1,900	100,985
Owens & Minor, Inc.[1,2]	2,800	85,764
Charles River Laboratories
International, Inc.*,1,2	2,100	68,796
SXC Health Solutions Corp.*	424	42,065
Kindred Healthcare, Inc.*,1,2	4,100	40,303
athenahealth, Inc.*	454	35,943
Medicines Co.*	1,470	33,722
TearLab Corp.*	3,902	12,447
Vertex Pharmaceuticals, Inc.*	82	4,585
Total Health Care		2,065,295

Consumer Staples - 12.5%
Philip Morris International, Inc.[1,2]	10,500	916,230
Altria Group, Inc.[1,2]	17,800	614,990
Herbalife Ltd.[1,2]	5,200	251,316
Wal-Mart Stores, Inc.[1,2]	2,300	160,356
Safeway, Inc.[1,2]	4,200	76,230
Fresh Market, Inc.*	636	34,109
Total Consumer Staples		2,053,231

Financials - 9.1%
Wells Fargo & Co.	9,884	330,521
Weyerhaeuser Co.	9,878	220,872
Amtrust Financial Services, Inc.[1,2]	6,300	187,173
Allstate Corp.	4,581	160,747
Endurance Specialty Holdings Ltd.[1,2]	3,200	122,624
Brown & Brown, Inc.	4,010	109,353
Markel Corp.*	244	107,775
U.S. Bancorp	2,929	94,197
St. Joe Co.*	4,168	65,896
Genworth Financial, Inc. — Class A*[1,2]	4,200	23,772
Genworth Financial, Inc. — Class A*	2,205	12,480

90 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2012	Series Z (Alpha Opportunity Series)

	Shares	Value

American International Group, Inc.*	962	$30,871
AMERISAFE, Inc.*	912	23,666
Tejon Ranch Co.*	435	12,450
Stewart Information Services Corp.	82	1,259
Total Financials		1,503,656

Information Technology - 8.5%
CA, Inc.[1,2]	14,900	403,640
Apple, Inc.*	572	334,047
Avnet, Inc.*,1,2	3,200	98,752
Symantec Corp.*,1,2	6,300	92,043
Arrow Electronics, Inc.*,1,2	2,800	91,868
Sourcefire, Inc.*	1,272	65,381
Harmonic, Inc.*,1,2	11,700	49,842
Amkor Technology, Inc.*,1,2	9,800	47,824
LinkedIn Corp. — Class A*	424	45,058
eBay, Inc.*	850	35,709
Ultratech, Inc.*	932	29,358
CoreLogic, Inc.*	1,454	26,623
FSI International, Inc.*	5,003	17,961
LTX-Credence Corp.*	2,666	17,862
Bottomline Technologies, Inc.*	625	11,282
Brightcove, Inc.*	616	9,394
Ellie Mae, Inc.*	424	7,632
QLIK Technologies, Inc.*	303	6,702
Total Information Technology		1,390,978

Materials - 3.8%
Georgia Gulf Corp.	6,818	175,018
PPG Industries, Inc.	1,405	149,099
Eagle Materials, Inc.	2,818	105,225
Louisiana-Pacific Corp.*	6,924	75,333
Valspar Corp.	1,272	66,767
RPM International, Inc.	1,243	33,810
Caesar Stone Sdot Yam Ltd.*	2,203	26,678
Total Materials		631,930

Telecommunication Services - 2.5%
AT&T, Inc.[1,2]	11,300	402,958

Energy - 2.3%
Anadarko Petroleum Corp.[1,2]	2,930	193,966
ConocoPhillips[1,2]	1,500	83,820
Range Resources Corp.	616	38,112
Clean Energy Fuels Corp.*	2,121	32,876
Phillips 66*	750	24,930
Total Energy		373,704

Utilities - 1.1%
Exelon Corp.[1,2]	5,022	188,928
Total Common Stocks
(Cost $14,058,358)		15,369,859

EXCHANGE TRADED FUNDS† - 0.8%
SPDR S&P Homebuilders ETF	3,374	72,035
Market Vectors Gold Miners ETF	1,272	56,947
Irish Bank Resolution Corp. Ltd.*,†††,3	16,638	—
Total Exchange Traded Funds
(Cost $227,937)		128,982

CLOSED-END FUNDS† - 0.3%
Morgan Stanley China A
Share Fund, Inc.*	2,700	52,083
Total Closed-End Funds
(Cost $57,264)		52,083

SHORT TERM INVESTMENTS†† - 0.5%
State Street General Account
U.S. Government Fund	88,990	88,990
Total Short Term Investments
(Cost $88,990)		88,990

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Fannie Mae[4]
0.14% due 12/12/12	$1,700,000	1,699,000
Total Federal Agency Discount Notes
(Cost $1,698,916)		1,699,000
REPURCHASE AGREEMENT††,5 - 6.6%
State Street
issued 06/29/12 at 0.01%
due 07/02/12	1,080,956	1,080,956
Total Repurchase Agreement
(Cost $1,080,956)		1,080,956
Total Long Investments - 111.8%
(Cost $17,212,421)		$18,419,870

	Shares
COMMON STOCKS SOLD SHORT† - (47.4)%
Consumer Staples - (0.9)%
Bridgford Foods Corp.*	396	(3,021)
Arrow Energy Holdings Pty Ltd.*,†††,3,6	9,500	(24,514)
Mizuho Trust & Banking
Company Ltd.*,†††,3,6	18,800	(26,216)
Monster Beverage Corp.*,†††,3,6	3,270	(96,825)
Total Consumer Staples		(150,576)

Telecommunication Services - (1.3)%
Clearwire Corp. — Class A*,†††,3,6	2,660	(30,138)
Global Crossing Ltd.*,†††,3,6	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,6	1,600	(69,440)
SBA Communications Corp. —
Class A*,†††,3,6	2,600	(74,854)
Total Telecommunication Services		(214,676)

Energy - (1.6)%
EXCO Resources, Inc.	888	(6,740)
Bill Barrett Corp.*	888	(19,021)
Aquila Resources Ltd.*,†††,3,6	2,860	(22,783)
Modec, Inc.†††,3,6	1,000	(25,772)
Sevan Marine ASA*,†††,3,6	6,300	(33,049)
Trican Well Service Ltd.†††,3,6	2,200	(37,448)
BPZ Resources, Inc.*,†††,3,6	6,000	(112,800)
Total Energy		(257,613)

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2012	Series Z (Alpha Opportunity Series)

	Shares	Value

Utilities - (1.6)%
Korea Electric Power Corp. ADR*,†††,3,6	19,460	$(263,294)

Materials - (2.5)%
China National Building
Material Company Ltd.†††,3,6	17,300	(23,432)
Anhui Conch Cement Company Ltd.†††,3,6	5,500	(24,761)
Shougang Fushan Resources
Group Ltd.†††,3,6	70,000	(25,165)
Ivanhoe Mines Ltd.*,†††,3,6	4,780	(39,865)
Western Areas NL†††,3,6	6,600	(47,325)
Zoltek Companies, Inc.*,†††,3,6	2,900	(52,867)
Silver Wheaton Corp.†††,3,6	6,500	(68,246)
Agnico-Eagle Mines Ltd.†††,3,6,7	1,900	(125,613)
Total Materials		(407,274)

Information Technology - (5.2)%
Varian Semiconductor
Equipment Associates, Inc.*,†††,3,6	1,270	(33,299)
VeriSign, Inc.*,†††,3,6	1,300	(33,319)
Access Company Ltd.*,†††,3,6	18	(34,682)
Electronic Arts, Inc.*,†††,3,6	900	(36,720)
Intermec, Inc.*,†††,3,6	2,570	(50,937)
Baidu, Inc. ADR*,†††,3,6	200	(53,726)
Riverbed Technology, Inc.*,†††,3,6	4,100	(54,530)
Rambus, Inc.*,†††,3,6	3,680	(56,451)
Red Hat, Inc.*,†††,3,6	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,6	2,500	(71,450)
Equinix, Inc.*,†††,3,6	1,000	(79,940)
Imperial Energy Corporation plc*,†††,3,6	4,200	(83,657)
SAVVIS, Inc.*,†††,3,6	5,900	(86,966)
Cree, Inc.*,†††,3,6	4,200	(115,332)
Total Information Technology		(849,914)

Industrials - (6.7)%
China Communications Construction
Company Ltd.†††,3,6	16,000	(16,571)
China Merchants Holdings
International Company Ltd.†††,3,6	4,900	(17,461)
China National Materials
Company Ltd.†††,3,6	37,600	(19,168)
Japan Steel Works Ltd.†††,3,6	1,600	(22,196)
Ausenco Ltd.†††,3,6	2,300	(24,817)
Toyo Tanso Company Ltd.†††,3,6	600	(32,408)
Sino Gold Mining Ltd.*,†††,3,6	9,100	(37,425)
Ryanair Holdings plc*,†††,3,6	10,200	(38,219)
Meyer Burger Technology AG*,†††,3,6	200	(49,879)
USG Corp.*,†††,3,6	5,580	(160,258)
Beijing Capital International Airport
Company Ltd.†††,3,6	232,000	(200,659)
Brisa Auto-Estradas
de Portugal S.A.*,†††,3,6	47,200	(490,927)
Total Industrials		(1,109,988)

Financials - (7.3)%
C C Land Holdings Ltd.†††,3,6	53,000	(14,782)
Franshion Properties China Ltd.†††,3,6	84,600	(23,552)
Aozora Bank Ltd.†††,3,6	17,300	(27,861)
Monex Group, Inc.†††,3,6	83	(29,140)
Mizuho Financial Group, Inc.†††,3,6	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,6	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,3,6	2,400	(103,200)
Erste Group Bank AG*,†††,3,6	5,500	(337,971)
Wells Fargo & Co.†††,3,6	12,937	(565,622)
Total Financials		(1,209,942)

Health Care - (9.6)%
Sepracor, Inc.*,†††,3,6	1,350	(23,625)
Exelixis, Inc.*,†††,3,6	4,700	(30,127)
bwin Interactive Entertainment
AG*,†††,3,6	1,700	(48,431)
Queensland Gas Company Ltd.*,†††,3,6	13,600	(52,898)
Riversdale Mining Ltd.*,†††,3,6	7,100	(54,029)
Intuitive Surgical, Inc.*,†††,3,6	200	(56,100)
Zeltia S.A.*,†††,3,6	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,6	3,240	(64,282)
Sequenom, Inc.*,†††,3,6	3,140	(64,715)
Luminex Corp.*,†††,3,6	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,6	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,6	2,700	(74,709)
Align Technology, Inc.*,†††,3,6	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,3,6	2,900	(77,575)
Intercell AG*,†††,3,6	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,6	3,070	(78,838)
XenoPort, Inc.*,†††,3,6	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,6	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,3,6	500	(83,364)
Cepheid, Inc.*,†††,3,6	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,6	3,000	(88,230)
athenahealth, Inc.*,†††,3,6	2,700	(96,795)
Total Health Care		(1,580,720)

Consumer Discretionary - (10.7)%
Tokyo Broadcasting
System Holdings, Inc.†††,3,6	1,300	(21,836)
Genting Singapore plc†††,3,6	132,800	(43,724)
Bwin.Party Digital
Entertainment plc*,†††,3,6	16,200	(60,974)
Sky Deutschland AG*,†††,3,6	4,200	(68,951)
Focus Media Holding
Ltd. ADR†††,3,6	2,500	(75,000)
Marui Group Company Ltd.†††,3,6	31,000	(233,861)
Pool Corp.†††,3,6	12,350	(305,663)
Electrolux AB†††,3,6	32,100	(422,058)
Volkswagen AG†††,3,6	1,300	(539,373)
Total Consumer Discretionary		(1,771,440)

Total Common Stock Sold Short
(Proceeds $7,648,383)		(7,815,437)

92 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2012	Series Z (Alpha Opportunity Series)

	Shares	Value

EXCHANGE TRADED FUNDS SOLD SHORT† - (1.0)%
iShares Barclays 20+ Year
Treasury Bond Fund	1,331	$(166,641)
Total Exchange Traded Funds Sold Short
(Proceeds $155,555)		(166,641)
Total Securities Sold Short- (48.4)%
(Proceeds $7,803,938)		$(7,982,078)
Other Assets & Liabilities,
net - 36.6%		6,032,405
Total Net Assets - 100.0%		$16,470,197

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,714,500)	40	$74,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except as noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2012.
[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $9,108,132 (cost $7,903,156), or 55.3% of total net assets. The security was deemed liquid at the time of purchase.
[3]	Illiquid security.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreement — See Note 5.
[6]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2012. The total market value of fair valued securities amounts to $(7,786,654) (proceeds $7,620,060, or (47.3%) of total net assets.
[7]	Security was acquired through a private placement. ADR — American Depositary Receipt plc — Public Limited Company

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 93

Series Z (Alpha Opportunity Series)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $16,131,465)	$17,338,914
Repurchase agreements, at value
(cost $1,080,956)	1,080,956
Total investments
(cost $17,212,421)	18,419,870
Restricted cash denominated in
foreign currency, at value
(cost $3,617,514)†	3,734,950
Restricted cash†	1,956,798
Segregated cash with broker	161,000
Prepaid expenses	710
Receivables:
Securities sold	757,384
Variation margin	69,700
Dividends	24,192
Total assets	25,124,604
Liabilities:
Securities sold short, at value
(proceeds $7,803,938)	7,982,078
Overdraft due to custodian bank	27,189
Payable for:
Securities purchased	581,801
Fund shares redeemed	17,528
Management fees	16,197
Transfer agent/maintenance fees	6,616
Fund accounting/administration fees	1,944
Directors’ fees*	669
Miscellaneous	20,385
Total liabilities	8,654,407
Net Assets	$16,470,197
Net Assets Consist Of:
Paid in capital	$20,308,756
Accumulated net investment loss	(52,218)
Accumulated net realized loss on investments	(5,007,133)
Net unrealized appreciation on investments
and foreign currency	1,220,792
Net assets	$16,470,197
Capital shares outstanding	897,123
Net asset value per share	$18.36

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,268)	$135,845
Interest	693
Total investment income	136,538

Expenses:
Management fees	106,553
Transfer agent/maintenance fees	10,889
Fund accounting/administration fees	12,786
Legal fees expense	14,500
Short sales dividend expense	14,339
Custodian fees	13,305
Prime broker interest expense	9,338
Directors’ fees*	752
Miscellaneous	6,294
Total expenses	188,756
Net investment loss	(52,218)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,436,437
Futures contracts	260,564
Foreign currency	(320)
Securities sold short	(2,016,797)
Net realized gain	679,884
Net change in unrealized appreciation (depreciation) on:
Investments	488,397
Securities sold short	(11,211)
Futures contracts	22,926
Foreign currency	(59,097)
Net change in unrealized appreciation (depreciation)	441,015
Net realized and unrealized gain	1,120,899
Net increase in net assets resulting from operations	$1,068,681

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
†	All or portion of this amount represents values related to Lehman Brothers International Europe prime brokerage services — See Note 12.

94 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	See notes to financial statements.

STATEMENTS OF CHANGES

IN NET ASSETS	Series Z (Alpha Opportunity Series)

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(52,218)	$(127,079)
Net realized gain (loss) on investments and foreign currency	679,884	(157,188)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	441,015	650,762
Net increase in net assets resulting from operations	1,068,681	366,495

Capital Share Transactions:
Proceeds from sale of shares	50,394	43,743
Cost of shares redeemed	(1,809,443)	(4,398,826)
Net decrease from capital share transactions	(1,759,049)	(4,355,083)
Net decrease in net assets	(690,368)	(3,988,588)

Net Assets:
Beginning of period	17,160,565	21,149,153
End of period	$16,470,197	$17,160,565
Accumulated net investment loss at end of period	$(52,218)	$—

Capital Share Activity:
Shares sold	1,252	2,443
Shares redeemed	(99,364)	(252,895)
Net decrease in shares	(98,112)	(250,452)

see notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-annual REPORT | 95

financial highlights	Series Z (Alpha Opportunity Series)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008[g]	2007
Per Share Data
Net asset value, beginning of period	$17.24	$16.98	$14.03	$10.76	$16.50	$13.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.12)	(.10)	(.06)	(.16)	.01
Net gain (loss) on investments (realized and unrealized)	1.18	.38	3.05	3.33	(5.58)	2.53
Total from investment operations	1.12	.26	2.95	3.27	(5.74)	2.54
Net asset value, end of period	$18.36	$17.24	$16.98	$14.03	$10.76	$16.50

Total Return[c]	6.50%	1.77%	20.74%	30.39%	(34.79%)	18.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,470	$17,161	$21,149	$22,633	$26,977	$48,869
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.66%)	(0.89%)	(0.52%)	(1.09%)	0.10%
Total expenses[d]	2.21%	2.29%	2.27%	2.85%	2.79%	2.50%
Net expenses[e]	2.21%	2.29%	2.07%	1.74%	2.79%	2.50%
Operating expenses[f]	1.94%	2.21%	1.90%	1.69%	2.70%	2.44%
Portfolio turnover rate	272%	730%	768%	555%	990%	1,770%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Operating expenses exclude interest and dividend expense from securities sold short.
[g]	Security Global Investors, LLC (“SGI”) became the sub-advisor of 37.5% of the assets of Series Z effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advised 37.5% of the assets and SI managed 25%. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets. Effective January 14, 2011, SGI was merged with and into Guggenheim Investments.

96 | THE GUGGENHEIM FUNDS SEMI-annual REPORT	see notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, and Significant Accounting Policies Organization

SBL Fund (the “Trust”), a Kansas business trust, is registered with the SEC under the Investment Company Act of 1940 ( “1940Act”), as a non-diversified, open-ended investment company of the Series type. The Trust is authorized to issue an unlimited number of shares. Each Series, in effect, represents a separate Fund (the “Fund”, or collectively the “Funds”). Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Funds for their variable annuity and variable life insurance separate accounts. The Trust accounts for the assets of each Fund separately.

At June 30, 2012, the Trust consisted of fourteen separate Funds.

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Rydex Distributors, LLC (“RDL”) acts as principal underwriter to the Funds. GI, RFS and RDL are affiliated entities.

Mainstream Investment Advisers, LLC serves as investment sub-advisor on behalf of Series Z (Alpha Opportunity Series). The sub-advisor furnishs investment advisory services, supervises and arranges for the purchase and sale of securities, and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Trust and GI.

Prior to April 20, 2012, T. Rowe Price (“T. Rowe”) acted as a sub-adviser to Series N. Effective May 1, 2012, the Board of Directors of the Fund terminated the sub-advisory agreement with T. Rowe and the Investment Manager assumed all advisory obligations and responsibilities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable noncash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

D. The Funds are required by the Internal Revenue Code to distribute substantially all income and capital gains to shareholders. Each year, the Funds determine whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Trust’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.

E. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

F. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

98 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

G. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various Funds within the Fund complex are generally allocated amongst such Funds on the basis of average net assets.

H. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.

For the period ended June 30, 2012, there were no earnings credits received.

I. Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/ or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments including futures and options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk consid-erations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii)there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

In conjunction with the use of short sales, futures, and options, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates for the period ended June 30, 2012. GI pays the sub-advisor out of the advisory fees it receives.

Management Fees
(as a % of net assets)
Series A (Large Cap Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series C (Money Market Series)	0.50%
Series D (MSCI EAFE Equal Weight Series)	0.70%
Series E (U.S. Intermediate Bond Series)	0.75%
Series J (Mid Cap Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.65%[1]
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.75%
Series Q (Small Cap Value Series)	0.95%
Series V (Mid Cap Value Series)	0.75%
Series X (Small Cap Growth Series)	0.85%
Series Y (Large Cap Concentrated Growth Series)	0.75%
Series Z (Alpha Opportunity Series)	1.25%

1 Effective April 30, 2012, the management fee of Series N (Managed Asset Allocation Series) changed to 0.65% of the average daily net assets. Prior to April 30, 2012, Series N (Managed Asset Allocation Series) had a management fee of 1.00%.

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Fund Accounting/
Administrative Fees
(as a % of net assets)*
Series A (Large Cap Core Series)	0.095%
Series B (Large Cap Value Series)	0.095%
Series C (Money Market Series)	0.095%
Series D (MSCI EAFE Equal Weight Series)	0.150%
Series E (U.S. Intermediate Bond Series)	0.095%
Series J (Mid Cap Growth Series)	0.095%
Series N (Managed Asset Allocation Series)	0.150%
Series O (All Cap Value Series)	0.095%
Series P (High Yield Series)	0.095%
Series Q (Small Cap Value Series)	0.095%
Series V (Mid Cap Value Series)	0.095%
Series X (Small Cap Growth Series)	0.095%
Series Y (Large Cap Concentrated Growth Series)	0.095%
Series Z (Alpha Opportunity Series)	0.150%

* The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, J, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.

RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each Fund, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

			Contract
	Limit	Effective Date	End Date
Series E (U.S. Intermediate Bond Series)	0.81%	05/01/2011	05/01/2013
Series O (All Cap Value Series)	1.00%	05/01/2011	05/01/2013
Series Z (Alpha Opportunity Series)	2.35%	05/01/2011	05/01/2013

GI is entitled to reimbursement by the Series for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2012, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Fees Waived	Expires in
Series E (U.S. Intermediate Bond Series)	$73,094	2015
	142,582	2014
	162,543	2013
	96,008	2012
	$474,227
Series O (All Cap Value Series)	$—	2015
	—	2014
	—	2013
	20,239	2012
	$20,239
Series Z (Alpha Opportunity Series)	$—	2015
	—	2014
	44,725	2013
	138,471	2012
	$183,196

For the period ended June 30, 2012, no amounts were recouped by GI.

At June 30, 2012, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned shares of the Series, as follows:

Percent of outstanding
shares owned
Series A (Large Cap Core Series)	99%
Series B (Large Cap Value Series)	98%
Series C (Money Market Series)	94%
Series D (MSCI EAFE Equal Weight Series)	97%
Series E (U.S. Intermediate Bond Series)	98%
Series J (Mid Cap Growth Series)	98%
Series N (Managed Asset Allocation Series)	97%
Series O (All Cap Value Series)	95%
Series P (High Yield Series)	92%
Series Q (Small Cap Value Series)	96%
Series V (Mid Cap Value Series)	96%
Series X (Small Cap Growth Series)	97%
Series Y (Large Cap Concentrated Growth Series)	95%
Series Z (Alpha Opportunity Series)	97%

100 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total
Assets
Series A (Large Cap Core Series)	$200,270,113	$—	$6,635,000	$—	$206,905,113
Series B (Large Cap Value Series)	242,392,360	—	5,493,000	—	247,885,360
Series C (Money Market Series)	—	—	102,086,709	—	102,086,709
Series D (MSCI EAFE Equal Weight Series)	6,140,781	—	170,044,061	—	176,184,842
Series E (U.S. Intermediate Bond Series)	23,681,091	—	89,116,218	178,889	112,976,198
Series J (Mid Cap Growth Series)	130,994,989	—	8,118,000	—	139,112,989
Series N (Managed Asset Allocation Series)	35,321,742	954,104	25,978,497	—	62,254,343
Series O (All Cap Value Series)	133,532,660	—	—	—	133,532,660
Series P (High Yield Series)	958,895	—	104,675,837	593,720	106,228,452
Series Q (Small Cap Value Series)	107,234,318	—	328,473	—	107,562,791
Series V (Mid Cap Value Series)	238,594,103	—	8,159,412	—	246,753,515
Series X (Small Cap Growth Series)	32,698,530	—	—	—	32,698,530
Series Y (Large Cap Concentrated Growth Series)	35,715,337	—	—	—	35,715,337
Series Z (Alpha Opportunity Series)	15,300,953	74,092	3,118,917	—	18,493,962

Liabilities
Series N (Managed Asset Allocation Series)	$—	$130,440	$—	$—	$130,440
Series Q (Small Cap Value Series)	196,182	—	—	—	196,182
Series V (Mid Cap Value Series)	316,587	—	—	—	316,587
Series Z (Alpha Opportunity Series)	195,424	—	—	7,786,654	7,982,078

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds generally recognized transfers between the levels as of the beginning of the period. As of June 30, 2012, SBL D (MSCI EAFE Equal Weight Series) had securities with a total value of $170,976,913 and SBL Z (Alpha Opportunities Series) had securities with a total value of $249,971 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the exchange.

Financial assets and liabilities categorized as Level II consist primarily of debt securities indexed to publicly-listed securities and fixed income and other investments. Fixed income investments generally have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Funds and others are willing to pay for an asset. Ask prices represent the lowest price that the Funds and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices obtained from third party pricing

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services, fair value may not always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Funds’ best estimate of fair value. For debt securities indexed to publicly listed securities, such as convertible debt, the securities are typically valued using standard convertible security pricing models. The key inputs into these models that require some amount of judgment are the credit spreads utilized and the volatility assumed. To the extent the company being valued has other outstanding debt securities that are publicly-traded, the implied credit spread on the company’s other outstanding debt securities would be utilized in the valuation. To the extent the company being valued does not have other outstanding debt securities that are publicly-traded, the credit spread will be estimated based on the implied credit spreads observed in comparable publicly-traded debt securities. In certain cases, an additional spread will be added to reflect an illiquidity discount due to the fact that the security being valued is not publicly traded. The volatility assumption is based upon the historically observed volatility of the underlying equity security into which the convert-ibledebt security is convertible and/or the volatility implied by the prices of options on the underlying equity security.

The fair values of Level 3 assets were determined using various methodologies in accordance with a pricing policy which defines valuation and pricing conventions for each security type. When available, the Funds measure the fair value based on independent third-party broker or dealer price quotes. These inputs are evaluated for reasonableness through various procedures which included due diligence reviews of the third-parties, price comparisons across pricing vendors, stale price reviews and subsequent sales testing. If the inputs are not available, the Funds primarily employ a market-based method, using purchase multiples observed for comparable third-party transactions, or valuations of comparable entities. If the inputs for a market-based method are not available, the Funds utilize an income-based method, which considers the net present value of anticipated future cash flows of the investment. A discount may be applied due to the nature or duration of any restrictions on the disposition of the investment. The Funds review an approve the market-based and income-based methods on a periodic basis for changes that would impact the unobservable inputs incorporated into the valuation process. The fair value measurements from these methods further validated through price variance analysis, subsequent sales testing and market comparable sales.

SBL E (U.S Intermediate Bond Series)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value
Security Type	at 06/30/12	Valuation technique(s)	Unobservable Input	Ratio/Percentage
Preferred Stocks	$178,888	Market Pricing	Discount for lack of marketability	78.55%

SBL P (High Yield Series)

	Fair Value			Range
Security Type	at 06/30/12	Valuation technique(s)	Unobservable Input	(weighted average)
Common Stocks	$587,583	Market Comparable Companies	EBITDA multiple	5.83-10.39 (8.03)

For SBL Z (Alpha Opportunity Series), refer to Note 12 for more information on level 3 securities.

The fair values of certain Level 3 assets and liabilities that were determined based on third-party pricing information are excluded from the above table. At June 30, 2012, the exclusions consisted of common stocks, preferred stocks, senior floating rate interests and warrants of $6,123 that were valued using third-party broker or dealer price quotes.

Following is the description of the sensitivity of the Level 3 recurring fair value meaurements to changes in the significant unobservable inputs presented in the above table. For securities utilizing a market pricing valuaiton technique, a significant increase (decrease) in the price to book value ratio would result in a significantly higher (lower) fair value measurement.

102 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended June 30, 2012:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
Series E (U.S. Intermediate Bond Series)
Assets:
Beginning Balance	$167,618
Total change in unrealized gains or losses included in earnings	11,271
Ending Balance	$178,889

Series P (High Yield Series)
Assets:
Beginning Balance	$659,194
Total change in unrealized gains or losses included in earnings	(55,274)
Sales	(10,200)
Ending Balance	$593,720

Series Z (Alpha Opportunity Series)
Assets:
Beginning Balance	$7,786,654
Ending Balance	$7,786,654

The total change in unrealized gains or losses included on the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 was $11,271 for Series E, $(54,295) for Series P and $0 for Series Z.

5. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a maximum, 102% of the original face amount of the repurchase agreements.

At June 30, 2012, the collateral for the repurchase agreements was as follows:

	Counterparty and		Repurchase
Fund	Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
SBL A (Large Cap Core Series)	UMB Financial Corp.			Ginnie Mae
	0.05%			2.00%
	Due 07/02/12	$6,635,000	$6,635,028	02/20/38	$6,594,676	$6,767,700
SBL B (Large Cap Value Series)	UMB Financial Corp.			Fannie Mae
	0.05%			2.50%
	Due 07/02/12	5,493,000	5,493,023	03/01/27	5,400,390	5,603,460
SBL C (Money Market Series)	UMB Financial Corp.			Ginnie Mae
	0.05%			1.72%
	Due 07/02/12	38,771,000	38,771,162	05/16/45	30,715,228	30,812,742
				Freddie Mac
				2.50%
				06/01/27	8,458,000	8,734,436
SBL J (Mid Cap Growth Series)	UMB Financial Corp.			Ginnie Mae
	0.05%			2.00%
	Due 07/02/12	8,118,000	8,118,034	02/20/38	8,068,663	8,280,360

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Counterparty and		Repurchase
Fund	Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
SBL P (High Yield Series)	UMB Financial Corp.			Ginnie Mae Notes
	0.05%			1.61% – 2.00%
	Due 07/02/12	$8,597,000	$8,597,036	02/20/38 – 07/16/39	$8,605,824	$8,768,940
SBL V (Mid Cap Value Series)	UMB Financial Corp.			Fannie Mae
	0.05%			2.50%
	Due 07/02/12	5,308,000	5,308,022	03/01/27	5,218,070	5,414,284
SBL Z (Alpha Opportunity Series)	State Street			U.S. Treasury Notes
	0.01%			0.25% – 2.63%
	Due 07/02/12	1,080,956	1,080,957	02/28/14 – 12/31/14	1,085,000	1,102,875

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Speculation
Series N (Managed Asset Allocation Series)	x		x	x
Series O (All Cap Value Series)		x	x
Series Q (Small Cap Value Series)		x	x
Series V (Mid Cap Value Series)		x	x
Series Z (Alpha Opportunity Series)	x		x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage
	of Fund’s net assets
	on a daily basis
Fund	Long	Short
Series N (Managed Asset Allocation Series)	75%	10%
Series Q (Small Cap Value Series)	—	0%
Series V (Mid Cap Value Series)	—	0%
Series Z (Alpha Opportunity Series)	15%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
Options written, at value

104 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2012:

	Futures	Futures	Futures	Options
	Equity	Currency	Interest Rate	Written Equity	Total Value at
	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2012
Asset Derivative Investments Value
Series N (Managed Asset Allocation Series)	$910,441	$43,663	$—	$—	$954,104
Series Z (Alpha Opportunity Series)	74,092	—	—	—	74,092
Liability Derivative Investments Value
Series N (Managed Asset Allocation Series)	$105,401	$12,734	$12,305	$—	$130,440
Series Q (Small Cap Value Series)	—	—	—	196,182	196,182
Series V (Mid Cap Value Series)	—	—	—	316,587	316,587

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2012:

Location on the Statements of Operations

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2012:

	Futures	Futures	Futures	Options
	Equity	Currency	Interest Rate	Written Equity
	Contracts	Contracts	Contracts	Contracts	Total
Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Series N (Managed Asset Allocation Series)	$(1,407,365)	$(16,741)	$3,026	$—	$(1,421,080)
Series O (All Cap Value Series)	—	—	—	153,699	153,699
Series Q (Small Cap Value Series)	—	—	—	64,013	64,013
Series V (Mid Cap Value Series)	—	—	—	326,192	326,192
Series Z (Alpha Opportunity Series)	260,564	—	—	—	260,564
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Series N (Managed Asset Allocation Series)	$805,040	$30,929	$(12,305)	$—	$823,664
Series O (All Cap Value Series)	—	—	—	(161,964)	(161,964)
Series Q (Small Cap Value Series)	—	—	—	(75,409)	(75,409)
Series V (Mid Cap Value Series)	—	—	—	(408,337)	(408,337)
Series Z (Alpha Opportunity Series)	22,926	—	—	—	22,926

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain (Loss)
SBL Fund - A (Large Cap Core Series)	$189,699,958	$26,219,955	$(9,014,800)	$17,205,155
SBL Fund - B (Large Cap Value Series)	218,655,537	46,732,938	(17,503,115)	29,229,823
SBL Fund - C (Money Market Series)	102,083,241	5,857	(2,389)	3,468
SBL Fund - D (MSCI EAFE Equal Weight Series)	199,158,664	9,026,852	(32,000,674)	(22,973,822)
SBL Fund - E (U.S. Intermediate Bond Series)	108,607,036	6,411,833	(2,042,671)	4,369,162
SBL Fund - J (Mid Cap Growth Series)	133,169,951	10,883,309	(4,940,272)	5,943,037
SBL Fund - N (Managed Asset Allocation Series)	60,930,163	454,372	(84,296)	370,076
SBL Fund - O (All Cap Value Series)	127,580,424	19,240,247	(13,288,011)	5,952,236
SBL Fund - P (High Yield Series)	103,245,544	8,110,895	(5,127,987)	2,982,908
SBL Fund - Q (Small Cap Value Series)	99,739,732	18,264,714	(10,441,655)	7,823,059
SBL Fund - V (Mid Cap Value Series)	238,082,334	45,124,616	(36,453,436)	8,671,180
SBL Fund - X (Small Cap Growth Series)	31,121,888	4,912,401	(3,335,759)	1,576,642
SBL Fund - Y (Large Cap Concentrated Growth Series)	33,232,901	3,105,834	(623,398)	2,482,436
SBL Fund - Z (Alpha Opportunity Series)	17,240,091	2,453,788	(1,274,008)	1,179,780

8. Securities Transactions

During the period ended June 30, 2012, purchases and sales of investment securities, excluding government and short-term investments, were:

	Purchases	Sales
Series A (Large Cap Core Series)	$117,936,077	$132,551,306
Series B (Large Cap Value Series)	27,905,701	37,881,582
Series C (Money Market Series)	—	—
Series D (MSCI EAFE Equal Weight Series)	28,091,847	40,427,723
Series E (U.S. Intermediate Bond Series)	18,024,939	11,509,649
Series J (Mid Cap Growth Series)	114,166,622	126,559,400
Series N (Managed Asset Allocation Series)	54,270,319	82,452,540
Series O (All Cap Value Series)	10,671,590	17,784,572
Series P (High Yield Series)	12,770,929	29,722,895
Series Q (Small Cap Value Series)	29,387,475	35,178,318
Series V (Mid Cap Value Series)	19,652,909	38,279,498
Series X (Small Cap Growth Series)	13,948,369	18,505,104
Series Y (Large Cap Concentrated Growth Series)	37,310,251	41,536,915
Series Z (Alpha Opportunity Series)	26,239,540	28,582,379

During the period ended June 30, 2012, purchases and sales of government securities, excluding short-term investments, were:

	Purchases	Sales
Series E (U.S. Intermediate Bond Series)	$4,893,047	$19,112,617
Series N (Managed Asset Allocation Series)	2,582,737	5,251,004

9. Other Liabilities

Series A (Large Cap Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Series as of June 30, 2012.

Although the ultimate resolution of these transactions is uncertain, the Series have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Series as of June 30, 2012 was $18,615 for Series A and $205,716 for Series V.

106 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended June 30, 2012 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/11	Additions	Reductions	06/30/12	06/30/12	Income
Series V (Mid Cap Value Series)	Common Stock:
	HydroGen Corp.	$6,791	$—	$—	$8,068	672,346	$—

11. Options Written

Transactions in options written during the period ended June 30, 2012 were as follows:

Call Options Written

	Series O		Series Q		Series V
	Number of	Premiun	Number of	Premiun	Number of	Premiun
	contracts	amount	contracts	amount	contracts	amount
Balance at December 31, 2011	580	$135,810	454	$81,721	1,300	$293,309
Options Written	—	—	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options expired	(239)	(61,488)	(299)	(50,372)	(682)	(158,422)
Options exercised	(341)	(74,322)	(155)	(31,349)	(618)	(134,887)
Balance at June 30, 2012	—	$—	—	$—	—	$—

Put Options Written

	Series O		Series Q		Series V
	Number of	Premiun	Number of	Premiun	Number of	Premiun
	contracts	amount	contracts	amount	contracts	amount
Balance at December 31, 2011	711	$171,569	533	$81,125	1,296	$311,379
Options Written	81	5,508	1,126	142,379	2,409	254,610
Options terminated in closing purchase transactions	(161)	(22,363)	(121)	(16,803)	(292)	(40,550)
Options expired	(521)	(100,760)	(194)	(20,069)	(953)	(183,284)
Options exercised	(110)	(53,954)	(218)	(44,253)	(199)	(97,608)
Balance at June 30, 2012	—	$—	1,126	$142,379	2,261	$244,547

12. Series Z

The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. Release of the collateral requires the consent of LBIE and Lehman Brothers Inc. (“LBI”), an entity that is subject to a liquidation proceeding. The Fund delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund has worked to resolve these issues with LBIE and the Administrator. As of June 30, 2012, included in the Statement of Assets and Liabilities are the value of restricted long positions of $9,108,132, cash collateral of $1,247,380 restricted cash representing the value of short sale proceeds of $5,691,748 and liabilities for short sales of $7,786,654, representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $8,030,463 as of June 30, 2012 resulting in a decrease in net assets of $243,809 or (1.5%). Until such time as the liability for short sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value. As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Effective as of August 1, 2011, Security Investors, LLC has agreed to purchase shares of the Fund from time to time to provide the Fund with liquidity if needed to meet redemptions. The intent of the agreement is to provide liquidity to the Fund in the event that shareholders seek to redeem shares of the Fund at a time that there are not sufficient unrestricted assets.

13. Legal Proceedings

Tribune Company

SBL Fund may be a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the SBL Fund when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from the shareholders the proceeds paid out in connection with the LBO. This adversary proceeding has been consolidated in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.), and has been stayed pending further order of that court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. SBL Fund has been named as a defendant and may be a putative member of one or more proposed defendant classes in one or more of these suits. Like the adversary proceeding described above, these cases have been consolidated in the multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court.

None of these lawsuits allege any wrongdoing on the part of SBL Fund. The following series of SBL Fund held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, SBL Fund is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

SBL Fund may be a putative member of the proposed defendant class in Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

108 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

Each of the GI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the GI Funds are available on their website, www.rydex-sgi.com or by calling 1.800.820.0888.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street
16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods
Suite 850

Overland Park, KS 66210

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 109

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors

Harry W. Craig, Jr.** (05-11-39)	Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC.
Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company
2004

Jerry B. Farley**	Current: President, Washburn University
(09-20-46)
2005

Penny A. Lumpkin** (08-20-39) 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius**	Current: President and Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)
1998

Donald C. Cacciapaglia* (07-01-51)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010
2012 (President)

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.
**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.
***	Each Director oversees 32 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

110 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Mark P. Bronzo (11-01-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003–2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Rydex Distributors, LLC
Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009).

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC
Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 111

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS* (concluded)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital
Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell	Current: Portfolio Manager, Security Investors, LLC
(08-24-64) Vice President - 2003	Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

Joseph C. O’Connor	Current: Portfolio Manager, Security Investors, LLC
(07-15-60)	Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)
Vice President - 2008

Daniel W. Portanova	Current: Portfolio Manager, Security Investors, LLC
(10-02-60) Vice President - 2008	Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

James P. Schier	Current: Senior Portfolio Manager, Security Investors, LLC
(12-28-57) Vice President - 1998	Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

David G. Toussaint	Current: Portfolio Manager, Security Investors, LLC
(10-10-66) Vice President - 2005	Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005–2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

112 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

Guggenheim Investments PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE

ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn

THE GUGGENHEIM FUNDS SEMI-annual REPORT | 113

Guggenheim Investments PRIVACY POLICIES (concluded)

your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

114 | THE GUGGENHEIM FUNDS SEMI-annual REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

WWW.RYDEX-SGI.COM

800 820 0888

460425900   2012/6/30

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SBL Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 28, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	August 28, 2012

* Print the name and title of each signing officer under his or her signature.